UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.2%
22,280	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.125%, 05/15/25 (e)	23,003
	American Airlines Pass-Through Trust,
17,617	Series 2011-1, Class A, 5.250%, 01/31/21	18,761
82,562	Series 2013-1, Class A, 4.000%, 07/15/25	85,213
16,000	Series 2016-2, Class A, 3.650%, 06/15/28	15,890
196,000	Series 2016-3, Class AA, 3.000%, 10/15/28	187,670
61,000	Series 2017-1, Class AA, 3.650%, 02/15/29	61,247
	American Credit Acceptance Receivables Trust,
5,428	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	5,427
50,196	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	50,131
355,228	Series 2016-4, Class A, 1.500%, 06/12/20 (e)	354,686
116,000	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	116,263
	American Homes 4 Rent,
380,000	Series 2015-SFR1, Class D, 4.407%, 04/17/52 (e)	383,147
100,000	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	105,027
	American Homes 4 Rent Trust,
431,699	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	445,216
200,000	Series 2014-SFR2, Class C, 4.705%, 10/17/36 (e)	208,626
240,186	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	247,142
200,000	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	219,907
200,000	Series 2015-SFR2, Class C, 4.691%, 10/17/45 (e)	208,296
600,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/21	593,789
50,000	Series 2016-3, Class A3,1.460%, 05/10/21	49,857
121,476	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	122,495
399,825	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.210%, 11/20/21 (e)	397,588
	B2R Mortgage Trust,
86,457	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	85,356
244,242	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	245,539
100,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	99,899
182,000	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.200%, 12/20/21 (e)	180,938
9,936	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.352%, 04/25/36	9,681
250,000	BMW Vehicle Lease Trust, Series 2016-2, Class A4, 1.570%, 02/20/20	248,920
77,000	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	77,229
152,000	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.220%, 08/01/57 (e)	152,000
378,783	Camillo Issuer LLC, Series 2016-SFR, 5.000%, 12/05/23	378,783
	Capital Auto Receivables Asset Trust,
83,657	Series 2016-2, Class A2A, 1.320%, 01/20/19	83,610
63,000	Series 2016-2, Class A4, 1.630%, 01/20/21	62,712
33,961	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	33,934
51,539	CarMax Auto Owner Trust, Series 2013-4, Class A4, 1.280%, 05/15/19	51,522
319,741	Carnow Auto Receivables Trust, Series 2016-1A, Class A, 2.260%, 05/15/19 (e)	319,979
	Chrysler Capital Auto Receivables Trust,
232,000	Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	232,416
328,000	Series 2016-BA, Class A3, 1.640%, 07/15/21 (e)	326,934
195,523	Citi Held For Asset Issuance, Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	197,939
234,441	Continental Credit Card, Series 2016-1A, Class A, 4.560%, 01/15/23 (e)	234,447
	CPS Auto Receivables Trust,
68,767	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	68,751
68,090	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	68,079
172,000	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	173,094
121,686	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	122,081
58,565	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	58,648
	Credit Acceptance Auto Loan Trust,
250,000	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	251,100

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
250,000	Series 2017-1A, Class A, 2.560%, 10/15/25 (e)	249,841
86,364	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	98,634
5,101	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 1.212%, 02/15/34	4,737
	CWABS, Inc. Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 1.542%, 04/25/34	906
55,688	Series 2004-1, Class M1, VAR, 1.732%, 03/25/34	53,858
8,794	Series 2004-1, Class M2, VAR, 1.807%, 03/25/34	8,187
24,572	Delta Air Lines Pass-Through Trust, Series 2010-2, Class A, 4.950%, 05/23/19	25,647
	Drive Auto Receivables Trust,
955	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	956
132,000	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	136,642
195,000	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	196,167
243,000	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	247,075
80,000	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	80,445
220,000	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	224,374
60,000	Series 2017-AA, Class B, 2.510%, 01/15/21 (e)	60,238
95,000	Series 2017-AA, Class C, 2.980%, 01/18/22 (e)	95,623
127,000	Series 2017-AA, Class D, 4.160%, 05/15/24 (e)	128,920
	DT Auto Owner Trust,
61,123	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	61,162
237,000	Series 2016-1A, Class B, 2.790%, 05/15/20 (e)	237,915
65,861	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	65,881
153,931	Series 2016-3A, Class A, 1.750%, 11/15/19 (e)	154,061
185,000	Series 2016-3A, Class B, 2.650%, 07/15/20 (e)	186,111
66,000	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	65,801
113,300	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	113,907
115,000	Series 2017-1A, Class D, 3.550%, 11/15/22 (e)	115,309
263,000	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.630%, 02/22/22 (e)	262,460
22,000	Entergy Arkansas, Inc., 3.500%, 04/01/26	22,521
	Exeter Automobile Receivables Trust,
24,840	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	24,827
74,067	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	74,232
135,000	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	141,139
75,772	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	75,897
379,335	Series 2016-3A, Class A, 1.840%, 11/16/20 (e)	378,709
82,000	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	81,907
60,000	Series 2017-1A, Class C, 3.950%, 12/15/22 (e)	60,455
	First Investors Auto Owner Trust,
38,011	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	38,026
101,029	Series 2016-2A, Class A1, 1.530%, 11/16/20 (e)	100,889
251,551	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	249,658
	Flagship Credit Auto Trust,
26,970	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	26,976
45,000	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	45,323
22,000	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	22,190
187,860	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	188,242
126,000	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	127,747
76,000	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	78,241
214,323	Series 2016-1, Class A, 2.770%, 12/15/20 (e)	215,931
250,000	Series 2016-1, Class C, 6.220%, 06/15/22 (e)	267,538
327,000	Series 2016-4, Class A2, 1.960%, 02/16/21 (e)	325,902
249,000	Series 2016-4, Class C, 2.710%, 11/15/22 (e)	246,254
311,071	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	311,268
	GO Financial Auto Securitization Trust,
38,589	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	38,613

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
160,000	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	161,869
55,272	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	55,420
	Green Tree Agency Advance Funding Trust I,
283,000	Series 2015-T2, Class DT2, 4.669%, 10/15/48 (e)	281,939
123,000	Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	122,027
114,000	Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	113,107
	GTP Acquisition Partners I LLC,
58,000	2.350%, 06/15/20 (e)	57,256
67,000	3.482%, 06/16/25 (e)	67,026
120,592	HERO Funding Trust, Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	119,084
250,000	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/26/28 (e)	249,792
700,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 03/15/22 (e)	716,597
170,952	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	172,113
171,000	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	174,725
	Long Beach Mortgage Loan Trust,
64,044	Series 2003-4, Class M1, VAR, 2.002%, 08/25/33	61,173
117,057	Series 2004-1, Class M1, VAR, 1.732%, 02/25/34	113,121
9,662	Series 2004-1, Class M2, VAR, 1.807%, 02/25/34	9,196
7,388	Series 2006-WL2, Class 2A3, VAR, 1.182%, 01/25/36	7,303
176,000	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.620%, 02/20/29 (e)	176,869
	Marlette Funding Trust,
155,489	Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	155,990
385,000	Series 2017-1A, Class A, 2.827%, 03/15/24 (e)	385,581
32,648	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	32,640
233,698	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	235,528
	Nationstar HECM Loan Trust,
37,796	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	37,808
158,000	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	158,000
140,000	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	140,000
52,022	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	52,375
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 1.657%, 03/25/35	117,889
180,000	New Residential Advance Receivables Trust Advance, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	178,088
228,967	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	228,917
100,000	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	99,054
	Ocwen Master Advance Receivables Trust,
367,000	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	366,783
164,000	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	164,659
100,000	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	99,525
150,000	Series 2016-T1, Class CT1, 3.607%, 08/17/48 (e)	150,000
184,211	Series 2016-T1, Class DT1, 4.246%, 08/17/48 (e)	182,208
155,000	OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	154,766
129,138	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	129,373
	OneMain Financial Issuance Trust,
123,173	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	123,197
100,000	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	100,184
181,299	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	181,592
230,000	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	232,438
100,000	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	100,388
350,000	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	350,713
100,000	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	99,202
215,000	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	218,821
250,000	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	255,310

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Oportun Funding IV LLC,
250,000	Series 2016-C, Class A, 3.280%, 11/08/21 (e)	247,702
250,000	Series 2016-C, Class B, 4.850%, 11/08/21 (e)	247,722
	Progress Residential Trust,
225,582	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	224,453
150,000	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	148,800
436,533	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	438,130
100,000	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	102,560
	Purchasing Power Funding LLC,
350,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	353,500
237,555	Series 2016-A, VAR, 5.526%, 02/27/19	237,555
5,435	RASC Trust, Series 2003-KS9, Class A2B, VAR, 1.622%, 11/25/33	4,596
531,435	Rice Park Financing Trust, Series 2016-A, Class A, 4.625%, 10/31/41 (e)	531,435
	Santander Drive Auto Receivables Trust,
16,497	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	16,489
374,000	Series 2016-3, Class B, 1.890%, 06/15/21	373,323
29,465	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	29,497
46,483	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	46,544
125,508	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.090%, 10/27/25 (e)	125,608
199,907	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	201,133
308,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	310,927
200,000	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	200,000
102,829	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	101,375
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
214,000	Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	214,826
400,000	Series 2016-T1, Class AT1, 2.530%, 11/16/48 (e)	398,692
452,442	TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class A, 1.930%, 06/15/22 (e)	451,869
270,388	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.090%, 05/15/20 (e)	271,037
131,000	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	127,674
87,724	United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.300%, 08/15/25	91,343
132,297	US Residential Opportunity Fund III Trust, Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	131,616
300,000	VM DEBT LLC, Series 2017-1, Class A, 6.500%, 10/02/24 (e)	300,000
296,761	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	298,607
302,001	VOLT LI LLC, Series 2016-NP11, Class A1, SUB, 3.500%, 10/25/46 (e)	304,184
248,177	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.875%, 12/26/46 (e)	249,079
168,315	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	168,683
129,000	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.500%, 03/25/47 (e)	129,054
126,208	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	127,443
73,159	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	73,732
437,182	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	437,998
105,405	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	105,279
272,714	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	273,714
119,529	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	119,786
85,370	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	85,321
284,045	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	283,981
250,000	Westgate Resorts LLC, Series 2017-1A, Class A, 3.050%, 12/20/30 (e)	249,697
	Westlake Automobile Receivables Trust,
100,000	Series 2015-3A, Class D, 4.400%, 05/17/21 (e)	101,690
1,046,782	Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	1,047,074
645,000	Series 2016-3A, Class C, 2.460%, 01/18/22 (e)	642,499
77,000	Series 2017-1A, Class C, 2.700%, 10/17/22 (e)	77,167

	Total Asset-Backed Securities (Cost $31,703,560)	31,773,354

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 14.8%
86,285	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	86,050
	Alternative Loan Trust,
1,359,872	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,351,386
377,181	Series 2005-20CB, Class 3A8, IF, IO, 3.768%, 07/25/35	45,271
517,753	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	477,284
234,024	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	216,008
542,008	Series 2005-22T1, Class A2, IF, IO, 4.088%, 06/25/35	72,364
240,030	Series 2005-J1, Class 1A4, IF, IO, 4.118%, 02/25/35	10,166
63,477	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	63,713
	Banc of America Alternative Loan Trust,
180,718	Series 2004-5, Class 3A3, PO, 06/25/34	156,014
12,323	Series 2004-6, Class 15PO, PO, 07/25/19	11,621
	Banc of America Funding Trust,
26,244	Series 2004-1, Class PO, PO, 03/25/34	20,934
166,524	Series 2005-6, Class 2A7, 5.500%, 10/25/35	159,591
22,798	Series 2005-7, Class 30PO, PO, 11/25/35	17,477
84,818	Series 2005-E, Class 4A1, VAR, 3.116%, 03/20/35	85,167
	Banc of America Mortgage Trust,
4,347	Series 2004-4, Class APO, PO, 05/25/34	3,637
73,023	Series 2004-5, Class 2A2, 5.500%, 06/25/34	73,814
69,779	Series 2004-J, Class 3A1, VAR, 3.659%, 11/25/34	68,681
	Bear Stearns ARM Trust,
46,104	Series 2003-7, Class 3A, VAR, 2.915%, 10/25/33	45,203
60,654	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	61,347
198,020	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	196,761
	CHL Mortgage Pass-Through Trust,
41,615	Series 2004-7, Class 2A1, VAR, 3.016%, 06/25/34	40,766
23,794	Series 2004-HYB1, Class 2A, VAR, 3.252%, 05/20/34	22,608
40,158	Series 2004-HYB3, Class 2A, VAR, 2.825%, 06/20/34	38,231
19,564	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	19,787
2,941	Series 2004-J8, Class POA, PO, 11/25/19	2,927
88,968	Series 2005-16, Class A23, 5.500%, 09/25/35	83,314
194,778	Series 2005-22, Class 2A1, VAR, 3.194%, 11/25/35	165,756
	Citigroup Global Markets Mortgage Securities VII, Inc.,
35,499	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	35,263
366	Series 2003-UP2, Class PO1, PO, 12/25/18	319
	Citigroup Mortgage Loan Trust, Inc.,
3,322	Series 2003-UP3, Class A3, 7.000%, 09/25/33	3,370
3,772	Series 2003-UST1, Class A1, 5.500%, 12/25/18	3,783
1,782	Series 2003-UST1, Class PO1, PO, 12/25/18	1,736
678	Series 2003-UST1, Class PO3, PO, 12/25/18	659
71,676	Series 2005-1, Class 2A1A, VAR, 3.088%, 02/25/35	52,502
1,156	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	1,150
50,634	CSMC, Series 2010-11R, Class A6, VAR, 1.983%, 06/28/47 (e)	50,342
137,841	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	116,618
	First Horizon Mortgage Pass-Through Trust,
111,166	Series 2004-AR7, Class 2A2, VAR, 2.936%, 02/25/35	110,637
69,075	Series 2005-AR1, Class 2A2, VAR, 3.178%, 04/25/35	69,510
	FREMF Mortgage Trust,
220,000	Series 2014-K40, Class C, VAR, 4.072%, 11/25/47 (e)	209,192
640,000	Series 2015-K44, Class B, VAR, 3.684%, 01/25/48 (e)	631,352
500,000	Series 2015-K45, Class B, VAR, 3.591%, 04/25/48 (e)	485,780
180,000	Series 2016-K59, Class B, VAR, 3.575%, 11/25/49 (e)	167,051
110,000	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	111,061
	GMACM Mortgage Loan Trust,
70,301	Series 2003-AR1, Class A4, VAR, 3.625%, 10/19/33	69,350
53,804	Series 2004-J5, Class A7, 6.500%, 01/25/35	55,535
304,796	Series 2005-AR3, Class 3A4, VAR, 3.403%, 06/19/35	296,461

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	GSR Mortgage Loan Trust,
59,347	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	59,984
178,878	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	189,434
80,229	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	82,088
45,058	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 1.332%, 05/25/36	40,624
59,293	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 3.118%, 11/25/33	60,105
37,310	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.064%, 04/21/34	38,263
	MASTR Alternative Loan Trust,
70,636	Series 2003-9, Class 8A1, 6.000%, 01/25/34	72,846
116,954	Series 2004-4, Class 10A1, 5.000%, 05/25/24	121,402
124,379	Series 2004-6, Class 7A1, 6.000%, 07/25/34	123,125
14,612	Series 2004-7, Class 30PO, PO, 08/25/34	11,527
31,189	Series 2004-8, Class 6A1, 5.500%, 09/25/19	31,656
25,457	Series 2004-10, Class 1A1, 4.500%, 09/25/19	25,543
	MASTR Asset Securitization Trust,
165,529	Series 2003-11, Class 9A6, 5.250%, 12/25/33	167,176
2,430	Series 2003-12, Class 15PO, PO, 12/25/18	2,421
6,504	Series 2004-6, Class 15PO, PO, 07/25/19	6,332
4,940	Series 2004-8, Class PO, PO, 08/25/19	4,713
16,230	Series 2004-10, Class 15PO, PO, 10/25/19	15,726
32,320	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	24,419
36,309	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.622%, 02/25/35	34,981
38,686	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	37,995
279,852	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	68,790
	RALI Trust,
1,121	Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,117
1,373	Series 2003-QS3, Class A2, IF, 14.340%, 02/25/18	1,414
13,095	Series 2003-QS9, Class A3, IF, IO, 6.568%, 05/25/18	337
23,802	Series 2003-QS14, Class A1, 5.000%, 07/25/18	23,840
7,318	Series 2003-QS18, Class A1, 5.000%, 09/25/18	7,347
2,124	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	2,146
74,862	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 3.165%, 09/25/35	61,879
3,746	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	3,773
	Springleaf Mortgage Loan Trust,
59,416	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	59,466
125,000	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	124,905
71,346	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	72,656
	Vendee Mortgage Trust,
38,293	Series 1994-1, Class 1, VAR, 5.485%, 02/15/24	40,948
521,333	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	571,914
94,930	Series 1996-1, Class 1Z, 6.750%, 02/15/26	107,010
50,974	Series 1996-2, Class 1Z, 6.750%, 06/15/26	57,122
188,897	Series 1997-1, Class 2Z, 7.500%, 02/15/27	216,024
49,757	Series 1998-1, Class 2E, 7.000%, 03/15/28	57,501
	WaMu Mortgage Pass-Through Certificates Trust,
12,749	Series 2003-AR8, Class A, VAR, 2.682%, 08/25/33	12,875
57,563	Series 2003-AR9, Class 1A6, VAR, 2.785%, 09/25/33	57,947
804	Series 2003-S4, Class 3A, 5.500%, 06/25/33	804
21,001	Series 2004-AR3, Class A2, VAR, 2.846%, 06/25/34	21,213
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
890,994	Series 2005-2, Class 1A4, IF, IO, 4.068%, 04/25/35	118,882
301,393	Series 2005-2, Class 2A3, IF, IO, 4.018%, 04/25/35	37,281
253,282	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	50,365
226,000	Series 2005-4, Class CB7, 5.500%, 06/25/35	213,794
8,766	Series 2005-4, Class DP, PO, 06/25/20	8,181

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
72,569	Series 2005-6, Class 2A4, 5.500%, 08/25/35	66,634
	Wells Fargo Mortgage-Backed Securities Trust,
16,308	Series 2003-K, Class 1A1, VAR, 2.901%, 11/25/33	16,348
32,616	Series 2003-K, Class 1A2, VAR, 2.901%, 11/25/33	32,838
37,987	Series 2004-EE, Class 3A1, VAR, 3.253%, 12/25/34	39,167
94,802	Series 2004-P, Class 2A1, VAR, 2.994%, 09/25/34	97,632
170,156	Series 2005-AR3, Class 1A1, VAR, 3.094%, 03/25/35	173,536
49,550	Series 2005-AR8, Class 2A1, VAR, 3.174%, 06/25/35	50,461
46,498	Series 2005-AR16, Class 2A1, VAR, 3.182%, 02/25/34	47,236
	GNMA,
85,838	Series 1994-7, Class PQ, 6.500%, 10/16/24	93,614
88,604	Series 2000-21, Class Z, 9.000%, 03/16/30	103,052
1,192	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	174
207,905	Series 2000-36, Class PB, 7.500%, 11/16/30	245,505
628,330	Series 2001-10, Class PE, 6.500%, 03/16/31	708,539
92,239	Series 2001-22, Class PS, IF, 18.557%, 03/17/31	136,310
52,764	Series 2001-36, Class S, IF, IO, 7.122%, 08/16/31	15,277
7,297	Series 2002-24, Class SB, IF, 10.533%, 04/16/32	8,743
3,402	Series 2003-24, Class PO, PO, 03/16/33	3,087
25,104	Series 2004-28, Class S, IF, 17.110%, 04/16/34	35,535
500,000	Series 2006-38, Class OH, 6.500%, 08/20/36	601,738
112,836	Series 2007-45, Class QA, IF, IO, 5.662%, 07/20/37	18,001
85,926	Series 2007-76, Class SA, IF, IO, 5.552%, 11/20/37	14,284
77,891	Series 2008-2, Class MS, IF, IO, 6.232%, 01/16/38	15,929
55,431	Series 2008-55, Class SA, IF, IO, 5.222%, 06/20/38	8,544
34,603	Series 2009-6, Class SA, IF, IO, 5.172%, 02/16/39	4,571
115,922	Series 2009-6, Class SH, IF, IO, 5.062%, 02/20/39	16,621
85,287	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	18,696
62,475	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	16,160
170,358	Series 2009-22, Class SA, IF, IO, 5.292%, 04/20/39	21,732
144,686	Series 2009-31, Class TS, IF, IO, 5.322%, 03/20/39	15,259
145,370	Series 2009-64, Class SN, IF, IO, 5.172%, 07/16/39	18,551
70,756	Series 2009-79, Class OK, PO, 11/16/37	64,364
50,220	Series 2009-102, Class SM, IF, IO, 5.472%, 06/16/39	3,403
291,909	Series 2009-106, Class ST, IF, IO, 5.022%, 02/20/38	46,759
98,927	Series 2010-130, Class CP, 7.000%, 10/16/40	114,637
178,054	Series 2011-75, Class SM, IF, IO, 5.622%, 05/20/41	34,331
685,519	Series 2011-H19, Class FA, VAR, 1.250%, 08/20/61	682,294
675,908	Series 2012-H23, Class SA, VAR, 1.310%, 10/20/62	675,471
721,032	Series 2013-H08, Class FC, VAR, 1.230%, 02/20/63	716,948
451,041	Series 2013-H09, Class HA, 1.650%, 04/20/63	444,806
354,826	Series 2014-H17, Class FC, VAR, 1.280%, 07/20/64	353,004
515,654	Series 2015-137, Class WA, VAR, 5.475%, 01/20/38	576,763
810,375	Series 2015-H16, Class FG, VAR, 1.220%, 07/20/65	804,082
944,930	Series 2015-H30, Class FE, VAR, 1.380%, 11/20/65	944,604
227,987	Series 2016-H11, Class FD, VAR, 1.630%, 05/20/66	228,189
173,539	Series 2016-H26, Class FC, VAR, 1.780%, 12/20/66	175,756
66,802	FHLMC—GNMA, Series 8, Class ZA, 7.000%, 03/25/23	72,380
	FHLMC REMIC,
448	Series 22, Class C, 9.500%, 04/15/20	460
106	Series 47, Class F, 10.000%, 06/15/20	111
131	Series 99, Class Z, 9.500%, 01/15/21	141
312	Series 1065, Class J, 9.000%, 04/15/21	347
1,023	Series 1113, Class J, 8.500%, 06/15/21	1,046
1,579	Series 1250, Class J, 7.000%, 05/15/22	1,715
4,353	Series 1316, Class Z, 8.000%, 06/15/22	4,825

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6,798	Series 1324, Class Z, 7.000%, 07/15/22	7,390
30,757	Series 1343, Class LA, 8.000%, 08/15/22	34,218
6,331	Series 1343, Class LB, 7.500%, 08/15/22	7,082
4,200	Series 1394, Class ID, IF, 9.566%, 10/15/22	4,942
3,746	Series 1395, Class G, 6.000%, 10/15/22	4,012
2,732	Series 1505, Class Q, 7.000%, 05/15/23	3,017
5,444	Series 1518, Class G, IF, 8.143%, 05/15/23	6,120
5,479	Series 1541, Class O, VAR, 1.730%, 07/15/23	5,459
161,686	Series 1577, Class PV, 6.500%, 09/15/23	176,575
94,785	Series 1584, Class L, 6.500%, 09/15/23	104,040
101,585	Series 1633, Class Z, 6.500%, 12/15/23	109,671
121,167	Series 1638, Class H, 6.500%, 12/15/23	131,366
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	3,243
13,644	Series 1694, Class PK, 6.500%, 03/15/24	14,863
4,047	Series 1700, Class GA, PO, 02/15/24	3,913
14,153	Series 1798, Class F, 5.000%, 05/15/23	15,000
26,013	Series 1863, Class Z, 6.500%, 07/15/26	28,943
4,026	Series 1865, Class D, PO, 02/15/24	3,604
11,818	Series 1981, Class Z, 6.000%, 05/15/27	12,955
15,643	Series 1987, Class PE, 7.500%, 09/15/27	18,194
50,199	Series 1999, Class PU, 7.000%, 10/15/27	56,077
91,775	Series 2031, Class PG, 7.000%, 02/15/28	105,291
3,281	Series 2033, Class SN, HB, IF, 28.664%, 03/15/24	1,348
86,931	Series 2035, Class PC, 6.950%, 03/15/28	97,871
6,049	Series 2038, Class PN, IO, 7.000%, 03/15/28	1,201
17,328	Series 2054, Class PV, 7.500%, 05/15/28	20,023
107,478	Series 2057, Class PE, 6.750%, 05/15/28	122,239
20,452	Series 2064, Class TE, 7.000%, 06/15/28	23,288
19,134	Series 2075, Class PH, 6.500%, 08/15/28	20,954
62,893	Series 2095, Class PE, 6.000%, 11/15/28	71,323
3,913	Series 2132, Class SB, HB, IF, 27.151%, 03/15/29	6,439
2,813	Series 2134, Class PI, IO, 6.500%, 03/15/19	123
34,767	Series 2178, Class PB, 7.000%, 08/15/29	39,982
61,673	Series 2182, Class ZB, 8.000%, 09/15/29	72,552
724	Series 2204, Class GB, VAR, 8.000%, 12/20/29	724
10,625	Series 2247, Class Z, 7.500%, 08/15/30	12,541
159,040	Series 2259, Class ZC, 7.350%, 10/15/30	187,702
2,111	Series 2261, Class ZY, 7.500%, 10/15/30	2,491
18,283	Series 2283, Class K, 6.500%, 12/15/23	19,907
3,899	Series 2306, Class K, PO, 05/15/24	3,676
9,357	Series 2306, Class SE, IF, IO, 8.140%, 05/15/24	1,752
10,797	Series 2325, Class PM, 7.000%, 06/15/31	12,464
67,173	Series 2344, Class ZD, 6.500%, 08/15/31	78,142
10,802	Series 2344, Class ZJ, 6.500%, 08/15/31	11,934
6,044	Series 2345, Class NE, 6.500%, 08/15/31	6,764
38,971	Series 2359, Class ZB, 8.500%, 06/15/31	45,331
100,617	Series 2367, Class ME, 6.500%, 10/15/31	112,428
9,462	Series 2390, Class DO, PO, 12/15/31	8,664
15,888	Series 2410, Class OE, 6.375%, 02/15/32	17,492
16,621	Series 2410, Class QS, IF, 17.128%, 02/15/32	24,934
18,263	Series 2410, Class QX, IF, IO, 7.738%, 02/15/32	4,588
20,388	Series 2412, Class SP, IF, 14.276%, 02/15/32	25,760
39,147	Series 2423, Class MC, 7.000%, 03/15/32	45,728
64,528	Series 2423, Class MT, 7.000%, 03/15/32	74,806
125,134	Series 2435, Class CJ, 6.500%, 04/15/32	142,408
23,355	Series 2444, Class ES, IF, IO, 7.038%, 03/15/32	5,647
15,570	Series 2450, Class SW, IF, IO, 7.088%, 03/15/32	3,398
46,500	Series 2455, Class GK, 6.500%, 05/15/32	52,305
29,455	Series 2484, Class LZ, 6.500%, 07/15/32	33,410
101,883	Series 2500, Class MC, 6.000%, 09/15/32	115,019
519	Series 2503, Class BH, 5.500%, 09/15/17	522
10,492	Series 2527, Class BP, 5.000%, 11/15/17	10,550
36,458	Series 2535, Class BK, 5.500%, 12/15/22	38,751
1,210,838	Series 2543, Class YX, 6.000%, 12/15/32	1,343,107
95,331	Series 2544, Class HC, 6.000%, 12/15/32	108,254
499,296	Series 2574, Class PE, 5.500%, 02/15/33	558,864
170,795	Series 2575, Class ME, 6.000%, 02/15/33	184,728
94,593	Series 2578, Class PG, 5.000%, 02/15/18	95,581
13,610	Series 2586, Class WI, IO, 6.500%, 03/15/33	2,583
6,051	Series 2626, Class NS, IF, IO, 5.638%, 06/15/23	151
26,728	Series 2638, Class DS, IF, 7.688%, 07/15/23	29,026
70,465	Series 2647, Class A, 3.250%, 04/15/32	71,926
77,712	Series 2651, Class VZ, 4.500%, 07/15/18	78,590
102,554	Series 2656, Class BG, 5.000%, 10/15/32	103,293
260,000	Series 2764, Class UG, 5.000%, 03/15/34	289,667
85,433	Series 2827, Class DG, 4.500%, 07/15/19	87,450
498,643	Series 2949, Class GE, 5.500%, 03/15/35	552,549
970	Series 2989, Class PO, PO, 06/15/23	959
300,000	Series 3047, Class OD, 5.500%, 10/15/35	329,508
1,009,644	Series 3053, Class ZB, 6.000%, 10/15/35	1,189,255

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
95,827	Series 3085, Class VS, HB, IF, 25.071%, 12/15/35	161,545
32,079	Series 3117, Class EO, PO, 02/15/36	28,072
32,217	Series 3260, Class CS, IF, IO, 5.228%, 01/15/37	5,010
50,499	Series 3385, Class SN, IF, IO, 5.088%, 11/15/37	5,519
73,442	Series 3387, Class SA, IF, IO, 5.508%, 11/15/37	10,250
418,014	Series 3423, Class PB, 5.500%, 03/15/38	465,787
43,953	Series 3451, Class SA, IF, IO, 5.138%, 05/15/38	6,469
266,745	Series 3455, Class SE, IF, IO, 5.288%, 06/15/38	34,118
147,362	Series 3688, Class NI, IO, 5.000%, 04/15/32	8,088
41,283	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,187
43,069	Series 3772, Class IO, IO, 3.500%, 09/15/24	677
407,000	Series 3786, Class PD, 4.500%, 01/15/41	449,585
	FHLMC STRIPS,
67,040	Series 233, Class 11, IO, 5.000%, 09/15/35	12,394
73,516	Series 239, Class S30, IF, IO, 6.788%, 08/15/36	13,520
341,314	Series 262, Class 35, 3.500%, 07/15/42	350,404
327,863	Series 299, Class 300, 3.000%, 01/15/43	327,144
165,836	FHLMC Structured Pass-Through Securities, Series T-56, Class APO, PO, 05/25/43	150,221
	FHLMC Structured Pass-Through Securities Certificates,
12,182	Series T-41, Class 3A, VAR, 5.695%, 07/25/32	13,314
81,874	Series T-54, Class 2A, 6.500%, 02/25/43	96,156
36,206	Series T-54, Class 3A, 7.000%, 02/25/43	43,487
19,459	Series T-58, Class APO, PO, 09/25/43	16,196
	FHLMC, Multifamily Structured Pass-Through Certificates,
229,000	Series K038, Class A2, 3.389%, 03/25/24	241,377
340,141	Series KF12, Class A, VAR, 1.682%, 09/25/22	342,057
55,000	Series KJ02, Class A2, 2.597%, 09/25/20	55,823
196,000	Series KJ09, Class A2, 2.838%, 09/25/22	199,802
289,000	Series KJ11, Class A2, 2.932%, 01/25/23	295,627
250,000	Series KPLB, Class A, 2.770%, 05/25/25	247,766
	FNMA REMIC,
231	Series 1988-16, Class B, 9.500%, 06/25/18	235
1,245	Series 1989-83, Class H, 8.500%, 11/25/19	1,326
304	Series 1990-1, Class D, 8.800%, 01/25/20	324
1,616	Series 1990-10, Class L, 8.500%, 02/25/20	1,730
201	Series 1990-93, Class G, 5.500%, 08/25/20	209
7	Series 1990-140, Class K, HB, 652.145%, 12/25/20	68
416	Series 1990-143, Class J, 8.750%, 12/25/20	452
10,658	Series 1992-101, Class J, 7.500%, 06/25/22	11,779
2,997	Series 1992-143, Class MA, 5.500%, 09/25/22	3,156
857,690	Series 1993-84, Class M, 7.500%, 06/25/23	959,465
14,113	Series 1993-146, Class E, PO, 05/25/23	13,492
34,883	Series 1993-155, Class PJ, 7.000%, 09/25/23	38,758
1,091	Series 1993-165, Class SD, IF, 13.550%, 09/25/23	1,325
5,439	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	6,103
46,610	Series 1993-203, Class PL, 6.500%, 10/25/23	51,803
4,759	Series 1993-205, Class H, PO, 09/25/23	4,542
161,266	Series 1993-223, Class PZ, 6.500%, 12/25/23	174,653
48,741	Series 1993-225, Class UB, 6.500%, 12/25/23	53,713
1,439	Series 1993-230, Class FA, VAR, 1.582%, 12/25/23	1,442
109,217	Series 1994-37, Class L, 6.500%, 03/25/24	119,603
933,540	Series 1994-72, Class K, 6.000%, 04/25/24	1,054,011
11,426	Series 1995-2, Class Z, 8.500%, 01/25/25	13,202
55,796	Series 1995-19, Class Z, 6.500%, 11/25/23	62,012
1,870	Series 1996-59, Class J, 6.500%, 08/25/22	2,025
57,860	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	1,839
11,944	Series 1997-39, Class PD, 7.500%, 05/20/27	13,863
19,607	Series 1997-46, Class PL, 6.000%, 07/18/27	21,574

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
45,627	Series 1997-61, Class ZC, 7.000%, 02/25/23	50,307
7,914	Series 1998-36, Class ZB, 6.000%, 07/18/28	8,935
16,525	Series 1998-43, Class SA, IF, IO, 17.167%, 04/25/23	5,447
24,063	Series 1998-46, Class GZ, 6.500%, 08/18/28	26,744
46,973	Series 1998-58, Class PC, 6.500%, 10/25/28	52,529
105,513	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	11,894
3,793	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	849
30,786	Series 2001-4, Class PC, 7.000%, 03/25/21	32,506
37,396	Series 2001-30, Class PM, 7.000%, 07/25/31	43,457
127,611	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	29,267
54,871	Series 2001-36, Class DE, 7.000%, 08/25/31	62,903
5,483	Series 2001-44, Class PD, 7.000%, 09/25/31	6,329
92,453	Series 2001-61, Class Z, 7.000%, 11/25/31	107,699
11,098	Series 2002-1, Class HC, 6.500%, 02/25/22	11,936
3,629	Series 2002-1, Class SA, HB, IF, 21.997%, 02/25/32	5,847
120,388	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	6,482
85,926	Series 2002-15, Class PO, PO, 04/25/32	78,180
42,112	Series 2002-28, Class PK, 6.500%, 05/25/32	46,450
7,619	Series 2002-62, Class ZE, 5.500%, 11/25/17	7,673
84,661	Series 2002-68, Class SH, IF, IO, 7.022%, 10/18/32	19,133
8,500	Series 2002-77, Class S, IF, 12.684%, 12/25/32	10,144
5	Series 2002-94, Class BK, 5.500%, 01/25/18	5
180,544	Series 2003-7, Class A1, 6.500%, 12/25/42	206,051
207,952	Series 2003-22, Class UD, 4.000%, 04/25/33	218,311
45,172	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	10,556
32,749	Series 2003-47, Class PE, 5.750%, 06/25/33	36,769
7,059	Series 2003-64, Class SX, IF, 11.789%, 07/25/33	8,605
5,661	Series 2003-66, Class PA, 3.500%, 02/25/33	5,757
34,581	Series 2003-71, Class DS, IF, 6.421%, 08/25/33	36,052
2,998	Series 2003-80, Class SY, IF, IO, 6.668%, 06/25/23	24
13,212	Series 2003-82, Class VB, 5.500%, 08/25/33	13,206
12,415	Series 2003-91, Class SD, IF, 10.864%, 09/25/33	14,597
119,682	Series 2003-116, Class SB, IF, IO, 6.618%, 11/25/33	23,134
599,025	Series 2003-128, Class DY, 4.500%, 01/25/24	631,263
4,912	Series 2003-130, Class SX, IF, 10.047%, 01/25/34	5,742
160,600	Series 2003-131, Class CH, 5.500%, 01/25/34	179,395
14,444	Series 2003-132, Class OA, PO, 08/25/33	13,473
52,905	Series 2004-4, Class QM, IF, 12.237%, 06/25/33	61,616
20,965	Series 2004-10, Class SC, HB, IF, 24.673%, 02/25/34	23,822
183,404	Series 2004-35, Class AZ, 4.500%, 05/25/34	196,888
85,356	Series 2004-36, Class SA, IF, 16.825%, 05/25/34	124,040
49,967	Series 2004-46, Class SK, IF, 13.800%, 05/25/34	60,450
7,588	Series 2004-51, Class SY, IF, 12.277%, 07/25/34	9,727
44,521	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	51,793
11,587	Series 2004-76, Class CL, 4.000%, 10/25/19	11,716
441,772	Series 2004-79, Class ZE, 5.500%, 11/25/34	513,826
687,847	Series 2004-91, Class HC, 6.000%, 12/25/34	818,691
130,830	Series 2005-45, Class DC, HB, IF, 20.711%, 06/25/35	186,250
5,956	Series 2005-52, Class PA, 6.500%, 06/25/35	6,122
164,434	Series 2005-68, Class BC, 5.250%, 06/25/35	171,923
114,297	Series 2005-84, Class XM, 5.750%, 10/25/35	126,718
135,598	Series 2005-110, Class MN, 5.500%, 06/25/35	139,260
51,625	Series 2006-22, Class AO, PO, 04/25/36	44,709
16,900	Series 2006-46, Class SW, HB, IF, 20.600%, 06/25/36	22,399

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
11,732	Series 2006-59, Class QO, PO, 01/25/33	11,589
46,917	Series 2006-110, Class PO, PO, 11/25/36	42,626
86,308	Series 2006-117, Class GS, IF, IO, 5.668%, 12/25/36	12,047
42,337	Series 2007-7, Class SG, IF, IO, 5.518%, 08/25/36	11,594
123,356	Series 2007-53, Class SH, IF, IO, 5.118%, 06/25/37	19,048
137,975	Series 2007-88, Class VI, IF, IO, 5.558%, 09/25/37	25,390
112,383	Series 2007-100, Class SM, IF, IO, 5.468%, 10/25/37	19,090
103,107	Series 2008-1, Class BI, IF, IO, 4.928%, 02/25/38	15,917
22,514	Series 2008-16, Class IS, IF, IO, 5.218%, 03/25/38	3,020
113,324	Series 2008-46, Class HI, IO, VAR, 2.163%, 06/25/38	6,807
37,309	Series 2008-53, Class CI, IF, IO, 6.218%, 07/25/38	5,791
81,599	Series 2009-112, Class ST, IF, IO, 5.268%, 01/25/40	12,855
43,339	Series 2010-35, Class SB, IF, IO, 5.438%, 04/25/40	5,188
280,091	Series 2010-80, Class PZ, 5.000%, 07/25/40	323,768
580,000	Series 2010-102, Class PN, 5.000%, 09/25/40	651,286
293,449	Series 2013-128, Class PO, PO, 12/25/43	227,849
233,214	Series 2016-38, Class NA, 3.000%, 01/25/46	237,039
1,034	Series G92-42, Class Z, 7.000%, 07/25/22	1,110
487	Series G92-44, Class ZQ, 8.000%, 07/25/22	526
8,623	Series G92-54, Class ZQ, 7.500%, 09/25/22	9,341
641	Series G92-59, Class F, VAR, 1.316%, 10/25/22	649
2,082	Series G92-61, Class Z, 7.000%, 10/25/22	2,283
5,018	Series G92-66, Class KA, 6.000%, 12/25/22	5,372
23,732	Series G92-66, Class KB, 7.000%, 12/25/22	25,878
6,346	Series G93-1, Class KA, 7.900%, 01/25/23	7,078
6,736	Series G93-17, Class SI, IF, 6.000%, 04/25/23	7,488
	FNMA REMIC Trust,
30,906	Series 1999-W1, Class PO, PO, 02/25/29	26,805
124,517	Series 1999-W4, Class A9, 6.250%, 02/25/29	135,706
280,650	Series 2002-W7, Class A4, 6.000%, 06/25/29	318,817
258,129	Series 2003-W1, Class 1A1, VAR, 5.559%, 12/25/42	281,299
36,465	Series 2003-W1, Class 2A, VAR, 6.182%, 12/25/42	40,728
	FNMA STRIPS,
6,911	Series 329, Class 1, PO, 01/25/33	6,108
29,240	Series 365, Class 8, IO, 5.500%, 05/25/36	6,488
26,255	FNMA Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	30,620

	Total Collateralized Mortgage Obligations (Cost $37,202,978)	38,596,397

Commercial Mortgage-Backed Securities — 2.2%
67,008	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	66,815
33,547	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	33,469
286,000	BAMLL Re-REMIC Trust, Series 2015-FR11, Class A705, VAR, 1.855%, 09/27/44 (e)	278,009
12,059	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	12,056
100,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	102,223
866,482	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.911%, 12/11/49 (e)	20
87,314	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	87,521
	Commercial Mortgage Trust,
125,000	Series 2013-SFS, ClassA2,VAR, 2.987%, 04/12/35 (e)	126,066
200,000	Series 2014-CR19, Class A5, 3.796%, 08/10/47	209,205
156,000	Series 2015-CR25, Class A4, 3.759%, 08/10/48	161,675
100,000	CSMC OA LLC, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	93,667
	FNMA—ACES,
1,000,000	Series 2014-M3, Class A2, VAR, 3.472%, 01/25/24	1,050,717
1,000,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	999,209
389,000	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	390,476

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
404,063	Series 2015-M17, Class FA, VAR, 1.912%, 11/25/22	405,776
500,000	Series 2016-M2, Class AV2, 2.152%, 01/25/23	489,916
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	122,288
411,592	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.511%, 12/15/43 (e)	4
118,292	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 2.378%, 07/14/34 (e)	118,234
250,000	RAIT Trust, Series 2015-FL5, Class B, VAR, 4.812%, 01/15/31 (e)	250,533
50,437	Resource Capital Corp. Ltd., (Cayman Islands), Series 2015-CRE4, Class A, VAR, 2.343%, 08/15/32 (e)	50,230
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	118,235
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	108,319
200,000	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	209,634
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	117,259

	Total Commercial Mortgage-Backed Securities (Cost $5,544,151)	5,601,556

Corporate Bonds — 25.1%
	Consumer Discretionary — 1.6%
	Automobiles — 0.4%
45,000	BMW US Capital LLC, (Germany), 2.250%, 09/15/23 (e)	43,227
	Daimler Finance North America LLC, (Germany),
150,000	1.750%, 10/30/19 (e)	148,396
150,000	1.875%, 01/11/18 (e)	150,141
	Ford Motor Co.,
46,000	4.346%, 12/08/26	46,835
170,000	7.450%, 07/16/31	214,397
	General Motors Co.,
20,000	4.875%, 10/02/23	21,335
240,000	6.600%, 04/01/36	275,876
	Hyundai Capital America,
34,000	2.000%, 07/01/19 (e)	33,681
65,000	2.400%, 10/30/18 (e)	65,201
	Nissan Motor Acceptance Corp., (Japan),
29,000	1.900%, 09/14/21 (e)	28,049
50,000	2.800%, 01/13/22 (e)	50,175

		1,077,313

	Diversified Consumer Services — 0.0% (g)
86,000	President and Fellows of Harvard College, 3.300%, 07/15/56	79,455

	Hotels, Restaurants & Leisure — 0.0% (g)
60,000	McDonald’s Corp., 4.700%, 12/09/35	62,857
28,000	Starbucks Corp., 2.700%, 06/15/22	28,455

		91,312

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
66,000	3.800%, 12/05/24	69,877
65,000	4.800%, 12/05/34	71,959

		141,836

	Media — 0.9%
	21st Century Fox America, Inc.,
50,000	6.650%, 11/15/37	62,542
50,000	7.250%, 05/18/18	52,966
150,000	7.300%, 04/30/28	191,362
	CBS Corp.,
99,000	3.700%, 08/15/24	100,254
42,000	4.000%, 01/15/26	43,000
	Charter Communications Operating LLC,
47,000	4.464%, 07/23/22	49,496
47,000	4.908%, 07/23/25	49,628
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	98,648
	Comcast Corp.,
89,000	4.200%, 08/15/34	90,444
87,000	4.250%, 01/15/33	89,554
130,000	6.450%, 03/15/37	165,693
35,000	6.500%, 11/15/35	44,638
	Cox Communications, Inc.,
67,000	3.350%, 09/15/26 (e)	64,814
20,000	8.375%, 03/01/39 (e)	24,969
	Discovery Communications LLC,
78,000	4.375%, 06/15/21	82,173
30,000	4.950%, 05/15/42	27,104
100,000	Historic TW, Inc., 9.150%, 02/01/23	128,282
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	91,260
	Time Warner Cable LLC,
50,000	6.550%, 05/01/37	57,322
50,000	6.750%, 07/01/18	52,869
50,000	7.300%, 07/01/38	61,945
175,000	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	233,464

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Time Warner, Inc.,
200,000	3.550%, 06/01/24	200,305
35,000	4.750%, 03/29/21	37,568
75,000	6.200%, 03/15/40	85,633
7,000	6.250%, 03/29/41	8,037
	Viacom, Inc.,
15,000	2.750%, 12/15/19	15,108
22,000	3.250%, 03/15/23	21,451
43,000	3.875%, 04/01/24	43,094
20,000	4.500%, 02/27/42	17,233
16,000	4.850%, 12/15/34	15,476
	Walt Disney Co. (The),
31,000	1.850%, 07/30/26	28,021
14,000	3.000%, 07/30/46	11,787

		2,346,140

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
18,000	4.375%, 09/01/23	17,924
17,000	4.500%, 12/15/34	14,775
60,000	6.375%, 03/15/37	61,035
9,000	6.700%, 07/15/34	9,298
30,000	6.900%, 04/01/29	32,099

		135,131

	Specialty Retail — 0.1%
	Home Depot, Inc. (The),
21,000	2.125%, 09/15/26	19,484
37,000	3.000%, 04/01/26	36,932
13,000	3.500%, 09/15/56	11,316
34,000	4.200%, 04/01/43	35,024
	Lowe’s Cos., Inc.,
72,000	3.375%, 09/15/25	73,529
75,000	Series B, 7.110%, 05/15/37	100,537
80,000	O’Reilly Automotive, Inc., 3.550%, 03/15/26	79,789

		356,611

	Total Consumer Discretionary	4,227,798

	Consumer Staples — 1.1%
	Beverages — 0.4%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
23,000	1.900%, 02/01/19	23,032
234,000	3.300%, 02/01/23	238,130
241,000	4.700%, 02/01/36	255,136
100,000	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 6.375%, 01/15/40	131,347
38,000	Brown-Forman Corp., 4.500%, 07/15/45	40,170
25,000	Constellation Brands, Inc., 4.250%, 05/01/23	26,346
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	97,217
53,000	Molson Coors Brewing Co., 3.000%, 07/15/26	50,394
	PepsiCo, Inc.,
70,000	3.450%, 10/06/46	63,313
107,000	4.450%, 04/14/46	113,813

		1,038,898

	Food & Staples Retailing — 0.4%
200,000	CK Hutchison International 16 Ltd., (Hong Kong), 1.875%, 10/03/21 (e)	192,340
21,000	Costco Wholesale Corp., 2.250%, 02/15/22	20,931
	CVS Health Corp.,
102,000	2.125%, 06/01/21	100,040
62,000	2.875%, 06/01/26	59,122
116,000	4.000%, 12/05/23	121,634
16,000	5.300%, 12/05/43	17,881
	Kroger Co. (The),
67,000	4.000%, 02/01/24	69,566
18,000	5.400%, 07/15/40	19,971
100,000	7.500%, 04/01/31	133,661
50,000	Walgreen Co., 4.400%, 09/15/42	48,149
	Walgreens Boots Alliance, Inc.,
69,000	3.100%, 06/01/23	68,895
47,000	3.800%, 11/18/24	47,957
23,000	4.500%, 11/18/34	22,961
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	93,680

		1,016,788

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
28,000	3.250%, 08/15/26	27,059
55,000	8.500%, 06/15/19	62,351
27,000	Bunge NA Finance LP, 5.900%, 04/01/17	27,000
13,000	Kellogg Co., 1.750%, 05/17/17	13,001
	Kraft Heinz Foods Co.,
35,000	3.500%, 06/06/22	35,798
31,000	5.375%, 02/10/20	33,677
122,000	6.125%, 08/23/18	128,994
30,000	6.750%, 03/15/32	36,573
133,000	6.875%, 01/26/39	165,879
27,000	Mead Johnson Nutrition Co., 4.125%, 11/15/25	28,286
23,000	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	23,270
	Tyson Foods, Inc.,
49,000	3.950%, 08/15/24	49,965

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
100,000	4.875%, 08/15/34	102,257

		734,110

	Household Products — 0.0% (g)
41,659	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	47,980

	Total Consumer Staples	2,837,776

	Energy — 2.9%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
54,000	3.500%, 08/01/23	54,967
77,000	4.850%, 11/15/35	81,285
60,000	6.700%, 09/15/38	74,951
	Nabors Industries, Inc.,
15,000	4.625%, 09/15/21	15,131
15,000	5.000%, 09/15/20	15,516
60,000	Schlumberger Holdings Corp., 3.625%, 12/21/22 (e)	62,263

		304,113

	Oil, Gas & Consumable Fuels — 2.8%
	Apache Corp.,
50,000	6.000%, 01/15/37	56,552
50,000	6.900%, 09/15/18	53,420
73,000	APT Pipelines Ltd., (Australia), 4.250%, 07/15/27 (e)	73,610
	Boardwalk Pipelines LP,
22,000	4.450%, 07/15/27	22,225
118,000	4.950%, 12/15/24	124,256
16,000	5.950%, 06/01/26	17,716
	BP Capital Markets plc, (United Kingdom),
121,000	2.750%, 05/10/23	119,469
35,000	3.017%, 01/16/27	33,597
100,000	3.224%, 04/14/24	100,032
15,000	3.506%, 03/17/25	15,092
50,000	3.588%, 04/14/27	50,331
140,000	3.723%, 11/28/28	142,300
150,000	3.814%, 02/10/24	155,491
	Buckeye Partners LP,
32,000	3.950%, 12/01/26	31,337
30,000	4.350%, 10/15/24	30,480
15,000	4.875%, 02/01/21	15,911
100,000	5.850%, 11/15/43	103,737
	Canadian Natural Resources Ltd., (Canada),
65,000	3.900%, 02/01/25	65,522
50,000	5.850%, 02/01/35	53,867
100,000	5.900%, 02/01/18	103,274
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	12,805
23,000	4.450%, 09/15/42	20,362
38,000	6.750%, 11/15/39	43,372
	Chevron Corp.,
20,000	2.355%, 12/05/22	19,776
150,000	2.411%, 03/03/22	149,715
200,000	2.566%, 05/16/23	198,293
200,000	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	208,475
	ConocoPhillips Co.,
43,000	3.350%, 11/15/24	43,343
145,000	4.200%, 03/15/21	154,599
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	46,555
21,000	4.750%, 05/15/42	20,221
	Ecopetrol SA, (Colombia),
33,000	4.125%, 01/16/25	31,927
39,000	5.375%, 06/26/26	39,714
28,000	5.875%, 09/18/23	30,303
75,000	Enbridge, Inc., (Canada), 5.500%, 12/01/46	79,718
	Encana Corp., (Canada),
30,000	6.500%, 08/15/34	33,713
80,000	7.200%, 11/01/31	95,317
	Energy Transfer Partners LP,
9,000	3.600%, 02/01/23	8,944
45,000	4.050%, 03/15/25	44,571
32,000	4.200%, 04/15/27	31,612
18,000	4.900%, 02/01/24	18,701
100,000	6.050%, 06/01/41	103,490
17,000	6.500%, 02/01/42	18,348
50,000	Eni USA, Inc., (United Kingdom), 7.300%, 11/15/27	62,144
	EnLink Midstream Partners LP,
22,000	4.150%, 06/01/25	21,733
65,000	5.050%, 04/01/45	61,193
	Enterprise Products Operating LLC,
38,000	3.700%, 02/15/26	38,007
25,000	3.750%, 02/15/25	25,140
25,000	3.900%, 02/15/24	25,585
6,000	4.950%, 10/15/54	5,980
16,000	5.100%, 02/15/45	16,707
170,000	7.550%, 04/15/38	225,323
86,000	Series D, 6.875%, 03/01/33	105,694
15,000	EOG Resources, Inc., 2.625%, 03/15/23	14,622
61,000	Exxon Mobil Corp., 3.043%, 03/01/26	60,987

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
55,000	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	56,050
100,000	Hess Corp., 7.300%, 08/15/31	117,804
120,000	Kerr-McGee Corp., 7.875%, 09/15/31	153,780
	Magellan Midstream Partners LP,
14,000	3.200%, 03/15/25	13,571
27,000	4.200%, 12/01/42	24,522
76,000	5.150%, 10/15/43	80,379
70,000	6.400%, 05/01/37	82,381
150,000	Marathon Oil Corp., 6.000%, 10/01/17	153,277
29,000	Marathon Petroleum Corp., 3.625%, 09/15/24	28,549
140,000	MPLX LP, 4.875%, 12/01/24	147,259
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	102,750
	Noble Energy, Inc.,
14,000	5.050%, 11/15/44	14,278
15,000	5.625%, 05/01/21	15,452
100,000	6.000%, 03/01/41	111,050
	Occidental Petroleum Corp.,
55,000	3.000%, 02/15/27	53,058
45,000	3.500%, 06/15/25	45,414
	ONEOK Partners LP,
25,000	3.200%, 09/15/18	25,347
8,000	3.375%, 10/01/22	8,006
100,000	4.900%, 03/15/25	105,846
17,000	5.000%, 09/15/23	18,221
15,000	6.650%, 10/01/36	17,455
40,000	8.625%, 03/01/19	44,552
105,000	Petro-Canada, (Canada), 6.800%, 05/15/38	134,926
	Petroleos Mexicanos, (Mexico),
30,000	4.250%, 01/15/25	28,890
100,000	4.625%, 09/21/23	100,325
20,000	4.875%, 01/18/24	20,130
11,000	5.500%, 06/27/44	9,681
42,000	6.375%, 01/23/45	40,846
111,000	6.500%, 03/13/27 (e)	118,992
50,000	6.625%, 06/15/35	51,557
110,000	6.750%, 09/21/47	111,581
37,000	Phillips 66 Partners LP, 4.900%, 10/01/46	35,218
	Plains All American Pipeline LP,
50,000	3.600%, 11/01/24	48,394
15,000	3.650%, 06/01/22	15,207
50,000	4.300%, 01/31/43	42,574
130,000	4.650%, 10/15/25	133,900
	Spectra Energy Capital LLC,
47,000	3.300%, 03/15/23	46,441
50,000	5.650%, 03/01/20	53,509
45,000	7.500%, 09/15/38	53,984
50,000	8.000%, 10/01/19	56,470
	Spectra Energy Partners LP,
34,000	2.950%, 09/25/18	34,450
19,000	3.500%, 03/15/25	18,500
7,000	4.500%, 03/15/45	6,538
25,000	5.950%, 09/25/43	27,969
	Statoil ASA, (Norway),
50,000	1.150%, 05/15/18	49,766
143,000	2.650%, 01/15/24	140,417
23,000	3.250%, 11/10/24	23,205
60,000	Suncor Energy, Inc., (Canada), 5.950%, 12/01/34	70,773
	Sunoco Logistics Partners Operations LP,
24,000	3.900%, 07/15/26	23,186
13,000	4.250%, 04/01/24	13,233
141,000	4.400%, 04/01/21	148,368
53,000	5.350%, 05/15/45	51,672
60,000	6.100%, 02/15/42	62,353
25,000	Total Capital Canada Ltd., (France), 2.750%, 07/15/23	24,785
	Total Capital International SA, (France),
28,000	1.550%, 06/28/17	28,021
50,000	2.750%, 06/19/21	50,593
	TransCanada PipeLines Ltd., (Canada),
70,000	6.200%, 10/15/37	86,056
50,000	6.500%, 08/15/18	53,091
50,000	7.125%, 01/15/19	54,389
20,000	Valero Energy Corp., 7.500%, 04/15/32	25,417
	Western Gas Partners LP,
29,000	4.650%, 07/01/26	29,864
26,000	5.450%, 04/01/44	26,702
100,000	Williams Partners LP, 4.875%, 05/15/23	103,008

		7,159,190

	Total Energy	7,463,303

	Financials — 9.3%
	Banks — 4.2%
200,000	ABN AMRO Bank NV, (Netherlands), 4.750%, 07/28/25 (e)	205,621
	Bank of America Corp.,
100,000	2.000%, 01/11/18	100,256
250,000	3.300%, 01/11/23	251,518
114,000	3.500%, 04/19/26	112,459
388,000	3.875%, 08/01/25	394,840
92,000	Series L, 3.950%, 04/21/25	91,593

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
84,000	4.000%, 01/22/25	83,904
30,000	4.200%, 08/26/24	30,547
69,000	4.450%, 03/03/26	70,756
295,000	5.650%, 05/01/18	306,910
245,000	5.750%, 12/01/17	251,465
135,000	6.400%, 08/28/17	137,623
90,000	6.875%, 04/25/18	94,702
25,000	7.625%, 06/01/19	27,867
65,000	Bank of Montreal, (Canada), 1.500%, 07/18/19	64,320
	Bank of Nova Scotia (The), (Canada),
100,000	1.450%, 04/25/18	99,835
100,000	1.700%, 06/11/18	100,110
150,000	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	153,920
200,000	Barclays plc, (United Kingdom), 3.650%, 03/16/25	194,718
50,000	BB&T Corp., 5.250%, 11/01/19	53,892
250,000	BNZ International Funding Ltd., (New Zealand), 2.900%, 02/21/22 (e)	250,182
200,000	Canadian Imperial Bank of Commerce, (Canada), 1.600%, 09/06/19	198,202
	Citigroup, Inc.,
100,000	1.700%, 04/27/18	100,038
40,000	1.750%, 05/01/18	39,987
137,000	2.150%, 07/30/18	137,433
23,000	2.350%, 08/02/21	22,641
50,000	2.400%, 02/18/20	50,129
100,000	2.900%, 12/08/21	100,371
75,000	3.400%, 05/01/26	72,954
50,000	4.300%, 11/20/26	50,474
20,000	4.400%, 06/10/25	20,377
210,000	4.450%, 09/29/27	213,092
49,000	4.650%, 07/30/45	51,116
50,000	4.750%, 05/18/46	49,327
58,000	5.500%, 09/13/25	63,403
56,000	8.125%, 07/15/39	82,258
24,000	Citizens Financial Group, Inc., 2.375%, 07/28/21	23,664
10,000	Comerica, Inc., 3.800%, 07/22/26	10,014
200,000	Commonwealth Bank of Australia, (Australia), 2.000%, 09/06/21 (e)	194,857
250,000	Cooperatieve Rabobank UA, (Netherlands), 4.375%, 08/04/25	256,402
350,000	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 3.800%, 06/09/23	351,295
200,000	Danske Bank A/S, (Denmark), 2.000%, 09/08/21 (e)	194,439
83,000	Fifth Third Bancorp, 2.875%, 07/27/20	83,923
350,000	Glitnir HoldCo ehf, (Iceland), VAR, 0.000%, 10/15/08 (d) (e)	—
	HSBC Holdings plc, (United Kingdom),
400,000	2.650%, 01/05/22	394,532
229,000	3.600%, 05/25/23	232,665
200,000	4.375%, 11/23/26	201,531
	Huntington Bancshares, Inc.,
88,000	2.300%, 01/14/22	85,691
73,000	3.150%, 03/14/21	74,255
200,000	ING Groep NV, (Netherlands), 3.950%, 03/29/27	200,139
56,000	KeyCorp, 2.900%, 09/15/20	56,904
	Lloyds Banking Group plc, (United Kingdom),
200,000	3.750%, 01/11/27	196,593
200,000	4.582%, 12/10/25	203,063
38,000	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.998%, 02/22/22	38,345
9,000	MUFG Americas Holdings Corp., 2.250%, 02/10/20	8,991
200,000	Nordea Bank AB, (Sweden), 1.625%, 09/30/19 (e)	197,829
	PNC Financial Services Group, Inc. (The),
13,000	4.375%, 08/11/20	13,851
150,000	5.125%, 02/08/20	162,246
12,000	6.700%, 06/10/19	13,201
54,000	Regions Financial Corp., 3.200%, 02/08/21	54,909
	Royal Bank of Canada, (Canada),
50,000	1.875%, 02/05/20	49,749
80,000	2.000%, 10/01/18	80,386
66,000	2.750%, 02/01/22	66,597
69,000	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	69,293
87,000	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	87,691
200,000	Standard Chartered plc, (United Kingdom), 4.050%, 04/12/26 (e)	201,517
	Sumitomo Mitsui Financial Group, Inc., (Japan),
49,000	2.058%, 07/14/21	47,693
45,000	2.442%, 10/19/21	44,477
130,000	2.846%, 01/11/22	130,203
25,000	3.010%, 10/19/26	23,921
200,000	Sumitomo Mitsui Trust Bank Ltd., (Japan), 2.050%, 10/18/19 (e)	198,422
91,000	SunTrust Banks, Inc., 2.700%, 01/27/22	90,623

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Toronto-Dominion Bank (The), (Canada),
229,000	1.750%, 07/23/18	229,504
47,000	VAR, 3.625%, 09/15/31	46,025
200,000	UBS Group Funding Jersey Ltd., (Switzerland), 4.125%, 09/24/25 (e)	203,364
	US Bancorp,
100,000	Series V, 2.375%, 07/22/26	93,508
100,000	7.500%, 06/01/26	127,713
50,000	Wachovia Corp., 5.750%, 02/01/18	51,572
	Wells Fargo & Co.,
65,000	2.600%, 07/22/20	65,634
200,000	3.000%, 02/19/25	194,989
84,000	3.000%, 04/22/26	80,435
180,000	3.069%, 01/24/23	180,771
80,000	3.300%, 09/09/24	80,116
24,000	4.100%, 06/03/26	24,555
7,000	4.300%, 07/22/27	7,273
284,000	5.606%, 01/15/44	325,164
250,000	Wells Fargo Bank NA, 6.000%, 11/15/17	256,699
	Westpac Banking Corp., (Australia),
40,000	3.350%, 03/08/27	39,843
121,000	4.875%, 11/19/19	129,559
100,000	VAR, 4.322%, 11/23/31	101,040

		10,906,515

	Capital Markets — 2.1%
	Ameriprise Financial, Inc.,
63,000	2.875%, 09/15/26	60,523
60,000	4.000%, 10/15/23	63,427
	Bank of New York Mellon Corp. (The),
100,000	3.000%, 10/30/28	95,137
100,000	3.250%, 09/11/24	100,982
55,000	4.600%, 01/15/20	58,699
83,000	Series 0012, 3.650%, 02/04/24	86,081
	BlackRock, Inc.,
65,000	4.250%, 05/24/21	69,596
65,000	6.250%, 09/15/17	66,455
65,000	Series 2, 5.000%, 12/10/19	70,366
	Blackstone Holdings Finance Co. LLC,
21,000	4.450%, 07/15/45 (e)	19,870
100,000	5.875%, 03/15/21 (e)	111,709
100,000	Charles Schwab Corp. (The), 3.200%, 03/02/27	99,463
	CME Group, Inc.,
97,000	3.000%, 03/15/25	97,028
16,000	5.300%, 09/15/43	19,104
	Deutsche Bank AG, (Germany),
77,000	2.950%, 08/20/20	77,180
123,000	3.375%, 05/12/21	123,734
	Goldman Sachs Group, Inc. (The),
300,000	2.350%, 11/15/21	294,003
36,000	2.600%, 04/23/20	36,199
55,000	2.625%, 01/31/19	55,616
20,000	2.625%, 04/25/21	19,943
188,000	2.750%, 09/15/20	189,533
80,000	2.875%, 02/25/21	80,582
142,000	3.500%, 11/16/26	139,017
10,000	3.850%, 07/08/24	10,242
105,000	4.250%, 10/21/25	107,017
13,000	5.250%, 07/27/21	14,259
206,000	5.375%, 03/15/20	223,046
120,000	5.950%, 01/18/18	123,922
75,000	5.950%, 01/15/27	85,676
80,000	6.750%, 10/01/37	98,693
125,000	7.500%, 02/15/19	137,172
	Intercontinental Exchange, Inc.,
23,000	2.500%, 10/15/18	23,267
59,000	4.000%, 10/15/23	62,389
	Invesco Finance plc,
36,000	3.750%, 01/15/26	37,018
29,000	4.000%, 01/30/24	30,416
	Jefferies Group LLC,
110,000	6.450%, 06/08/27	124,419
100,000	6.875%, 04/15/21	114,149
	Macquarie Bank Ltd., (Australia),
285,000	1.600%, 10/27/17 (e)	285,005
100,000	2.850%, 07/29/20 (e)	101,229
100,000	4.000%, 07/29/25 (e)	103,687
	Morgan Stanley,
170,000	2.625%, 11/17/21	168,653
25,000	2.650%, 01/27/20	25,236
142,000	2.800%, 06/16/20	143,705
69,000	3.700%, 10/23/24	69,992
141,000	3.875%, 01/27/26	142,861
198,000	4.000%, 07/23/25	204,246
100,000	4.100%, 05/22/23	103,265
20,000	4.350%, 09/08/26	20,354
70,000	5.000%, 11/24/25	75,157
35,000	5.500%, 07/28/21	38,809
200,000	5.625%, 09/23/19	215,938
130,000	5.950%, 12/28/17	134,038

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
65,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	72,268
	State Street Corp.,
24,000	3.100%, 05/15/23	24,171
147,000	3.550%, 08/18/25	151,053
77,000	3.700%, 11/20/23	80,611
17,000	TD Ameritrade Holding Corp., 2.950%, 04/01/22	17,208
	Thomson Reuters Corp.,
25,000	3.850%, 09/29/24	25,563
84,000	3.950%, 09/30/21	87,628

		5,516,609

	Consumer Finance — 1.2%
50,000	American Express Co., 7.000%, 03/19/18	52,502
	American Express Credit Corp.,
130,000	1.800%, 07/31/18	130,128
73,000	2.250%, 05/05/21	72,296
105,000	2.700%, 03/03/22	104,893
	American Honda Finance Corp.,
200,000	1.600%, 02/16/18 (e)	200,344
33,000	2.250%, 08/15/19	33,285
17,000	2.300%, 09/09/26	15,804
	Capital One Financial Corp.,
130,000	3.750%, 04/24/24	132,199
196,000	3.750%, 07/28/26	189,586
186,000	4.200%, 10/29/25	186,724
	Caterpillar Financial Services Corp.,
175,000	1.931%, 10/01/21	170,264
50,000	7.150%, 02/15/19	54,743
	Ford Motor Credit Co. LLC,
200,000	3.096%, 05/04/23	194,944
200,000	3.339%, 03/28/22	200,678
	General Motors Financial Co., Inc.,
114,000	3.200%, 07/13/20	115,949
75,000	3.200%, 07/06/21	75,277
68,000	3.700%, 05/09/23	68,512
20,000	4.000%, 01/15/25	20,099
84,000	4.000%, 10/06/26	82,775
35,000	4.300%, 07/13/25	35,541
57,000	4.350%, 01/17/27	57,467
50,000	HSBC Finance Corp., 7.350%, 11/27/32	63,290
	HSBC USA, Inc.,
100,000	1.625%, 01/16/18	99,938
135,000	2.350%, 03/05/20	135,468
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	38,972
44,000	1.600%, 07/13/18	44,049
42,000	3.150%, 10/15/21	43,066
82,000	3.350%, 06/12/24	84,176
251,000	Synchrony Financial, 3.700%, 08/04/26	243,321
	Toyota Motor Credit Corp.,
100,000	2.125%, 07/18/19	100,707
60,000	2.800%, 07/13/22	60,414

		3,107,411

	Diversified Financial Services — 0.6%
100,000	AIG Global Funding, 1.900%, 10/06/21 (e)	96,326
63,000	Berkshire Hathaway, Inc., 2.750%, 03/15/23	63,007
251,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	251,969
	National Rural Utilities Cooperative Finance Corp.,
44,000	2.950%, 02/07/24	44,097
50,000	10.375%, 11/01/18	56,619
180,000	Protective Life Global Funding, 1.999%, 09/14/21 (e)	173,658
	Shell International Finance BV, (Netherlands),
42,000	1.125%, 08/21/17	41,975
70,000	2.125%, 05/11/20	70,071
161,000	2.875%, 05/10/26	156,530
97,000	3.750%, 09/12/46	89,174
155,000	4.000%, 05/10/46	149,005
47,000	4.125%, 05/11/35	47,409
60,000	6.375%, 12/15/38	77,480
250,000	Siemens Financieringsmaatschappij NV, (Germany), 3.300%, 09/15/46 (e)	217,456
20,000	Voya Financial, Inc., 3.650%, 06/15/26	19,701

		1,554,477

	Insurance — 1.1%
31,000	Allstate Corp. (The), 3.150%, 06/15/23	31,494
	American International Group, Inc.,
24,000	3.750%, 07/10/25	23,864
50,000	3.875%, 01/15/35	45,678
59,000	4.125%, 02/15/24	60,507
90,000	4.700%, 07/10/35	91,064
18,000	Aon Corp., 6.250%, 09/30/40	21,370
46,000	Aon plc, 3.875%, 12/15/25	46,807
57,000	Arch Capital Finance LLC, 5.031%, 12/15/46	60,948
	Berkshire Hathaway Finance Corp.,
62,000	4.300%, 05/15/43	63,632
50,000	5.400%, 05/15/18	52,213
100,000	5.750%, 01/15/40	124,435

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	Chubb INA Holdings, Inc.,
120,000	2.700%, 03/13/23	119,064
42,000	2.875%, 11/03/22	42,333
	CNA Financial Corp.,
44,000	3.950%, 05/15/24	45,152
32,000	4.500%, 03/01/26	33,817
200,000	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), VAR, 4.000%, 07/24/26 (e) (x) (y)	194,750
21,000	Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77 (e)	20,517
	Jackson National Life Global Funding,
97,000	1.875%, 10/15/18 (e)	97,182
104,000	3.050%, 04/29/26 (e)	100,565
	Liberty Mutual Group, Inc.,
27,000	4.950%, 05/01/22 (e)	29,332
50,000	6.500%, 03/15/35 (e)	60,219
	Lincoln National Corp.,
50,000	4.000%, 09/01/23	52,226
20,000	4.200%, 03/15/22	21,107
100,000	Manulife Financial Corp., (Canada), VAR, 4.061%, 02/24/32	100,171
	Marsh & McLennan Cos., Inc.,
24,000	2.750%, 01/30/22	24,133
25,000	3.300%, 03/14/23	25,461
19,000	Massachusetts Mutual Life Insurance Co., 8.875%, 06/01/39 (e)	30,843
	MetLife, Inc.,
87,000	3.600%, 11/13/25	88,956
28,000	4.050%, 03/01/45	27,072
	Metropolitan Life Global Funding I,
100,000	1.500%, 01/10/18 (e)	99,822
175,000	2.300%, 04/10/19 (e)	176,009
100,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	160,214
	New York Life Global Funding,
29,000	2.000%, 04/13/21 (e)	28,541
65,000	2.350%, 07/14/26 (e)	60,977
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	100,394
50,000	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	77,704
30,000	Principal Financial Group, Inc., 3.125%, 05/15/23	30,042
100,000	Principal Life Global Funding II, 2.150%, 01/10/20 (e)	99,937
60,000	Progressive Corp. (The), 2.450%, 01/15/27	56,231
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	195,625
100,000	Reliance Standard Life Global Funding II, 2.500%, 01/15/20 (e)	99,934
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	26,158

		2,946,500

	Thrifts & Mortgage Finance — 0.1%
200,000	BPCE SA, (France), 4.625%, 07/11/24 (e)	198,844

	Total Financials	24,230,356

	Health Care — 1.4%
	Biotechnology — 0.6%
	AbbVie, Inc.,
45,000	2.000%, 11/06/18	45,131
22,000	2.850%, 05/14/23	21,580
30,000	3.200%, 11/06/22	30,334
134,000	3.600%, 05/14/25	134,013
200,000	4.300%, 05/14/36	193,501
169,000	4.500%, 05/14/35	168,669
	Amgen, Inc.,
25,000	3.625%, 05/15/22	25,967
209,000	4.663%, 06/15/51	208,525
40,000	5.700%, 02/01/19	42,754
	Baxalta, Inc.,
22,000	3.600%, 06/23/22	22,487
8,000	5.250%, 06/23/45	8,749
79,000	Biogen, Inc., 2.900%, 09/15/20	80,400
	Celgene Corp.,
49,000	3.250%, 08/15/22	49,753
41,000	3.625%, 05/15/24	41,497
53,000	5.700%, 10/15/40	58,422
	Gilead Sciences, Inc.,
28,000	2.500%, 09/01/23	27,084
40,000	3.500%, 02/01/25	40,278
29,000	3.650%, 03/01/26	29,225
36,000	3.700%, 04/01/24	36,977
29,000	4.000%, 09/01/36	27,556
130,000	4.600%, 09/01/35	133,898

		1,426,800

	Health Care Equipment & Supplies — 0.1%
90,000	Abbott Laboratories, 3.400%, 11/30/23	90,796
123,000	Danaher Corp., 3.350%, 09/15/25	126,767
19,000	Liberty Property LP, 3.250%, 10/01/26	18,210

		235,773

	Health Care Providers & Services — 0.3%
30,000	Aetna, Inc., 2.800%, 06/15/23	29,749
	Anthem, Inc.,
47,000	2.300%, 07/15/18	47,207
18,000	3.300%, 01/15/23	18,152
18,000	4.650%, 01/15/43	18,331

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
65,000	4.650%, 08/15/44	65,962
	Cardinal Health, Inc.,
23,000	2.400%, 11/15/19	23,145
28,000	3.750%, 09/15/25	28,851
	Express Scripts Holding Co.,
48,000	3.500%, 06/15/24	47,273
127,000	4.500%, 02/25/26	130,258
36,000	Providence St Joseph Health Obligated Group, Series H, 2.746%, 10/01/26	34,296
17,000	Quest Diagnostics, Inc., 3.450%, 06/01/26	16,743
	UnitedHealth Group, Inc.,
36,000	1.625%, 03/15/19	35,885
175,000	2.125%, 03/15/21	173,676
42,000	3.350%, 07/15/22	43,449
34,000	4.625%, 07/15/35	36,987
50,000	6.625%, 11/15/37	66,527

		816,491

	Life Sciences Tools & Services — 0.0% (g)
30,000	Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	28,561

	Pharmaceuticals — 0.4%
	Actavis Funding SCS,
42,000	3.850%, 06/15/24	42,788
67,000	4.550%, 03/15/35	67,167
	Allergan, Inc.,
100,000	2.800%, 03/15/23	96,583
43,000	3.375%, 09/15/20	44,131
52,000	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	56,343
19,000	Johnson & Johnson, 4.375%, 12/05/33	20,938
	Merck & Co., Inc.,
21,000	2.350%, 02/10/22	21,017
63,000	2.800%, 05/18/23	63,244
10,000	3.700%, 02/10/45	9,521
	Mylan NV,
35,000	3.950%, 06/15/26	34,255
24,000	5.250%, 06/15/46	24,546
50,000	Mylan, Inc., 3.125%, 01/15/23 (e)	48,502
150,000	Pfizer, Inc., 3.000%, 12/15/26	148,505
83,000	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	80,520
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
223,000	2.800%, 07/21/23	211,413
30,000	3.150%, 10/01/26	27,562
10,000	4.100%, 10/01/46	8,550
	Zoetis, Inc.,
14,000	1.875%, 02/01/18	14,008
9,000	4.700%, 02/01/43	9,168

		1,028,761

	Total Health Care	3,536,386

	Industrials — 1.8%
	Aerospace & Defense — 0.2%
32,000	Airbus Group Finance BV, (France), 2.700%, 04/17/23 (e)	31,873
45,000	BAE Systems Holdings, Inc., (United Kingdom), 3.800%, 10/07/24 (e)	46,163
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	58,469
23,000	L3 Technologies, Inc., 3.850%, 12/15/26	23,317
	Lockheed Martin Corp.,
100,000	4.500%, 05/15/36	106,178
30,000	4.850%, 09/15/41	32,595
22,000	Series B, 6.150%, 09/01/36	27,737
76,000	Northrop Grumman Corp., 3.200%, 02/01/27	75,273
45,000	Precision Castparts Corp., 3.250%, 06/15/25	45,441
28,000	Rockwell Collins, Inc., 3.200%, 03/15/24	27,939
	Textron, Inc.,
57,000	3.650%, 03/15/27	56,601
50,000	4.300%, 03/01/24	52,481
25,000	United Technologies Corp., 4.150%, 05/15/45	25,049

		609,116

	Air Freight & Logistics — 0.1%
	FedEx Corp.,
66,000	3.900%, 02/01/35	63,328
50,000	4.100%, 04/15/43	46,246
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	41,231

		150,805

	Building Products — 0.0% (g)
	Johnson Controls International plc,
26,000	3.900%, 02/14/26	26,988
30,000	5.700%, 03/01/41	33,956
27,000	SUB, 4.950%, 07/02/64	27,509

		88,453

	Commercial Services & Supplies — 0.1%
70,000	Brambles USA, Inc., (Australia), 4.125%, 10/23/25 (e)	71,722
	Republic Services, Inc.,
21,000	2.900%, 07/01/26	20,286
21,000	3.550%, 06/01/22	21,779

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
	Waste Management, Inc.,
32,000	2.400%, 05/15/23	31,422
8,000	3.900%, 03/01/35	7,961
43,000	4.750%, 06/30/20	46,367

		199,537

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., (Switzerland), 2.875%, 05/08/22	23,258
44,000	Fluor Corp., 3.375%, 09/15/21	45,388

		68,646

	Industrial Conglomerates — 0.3%
	General Electric Co.,
100,000	3.100%, 01/09/23	102,769
88,000	5.500%, 01/08/20	96,437
100,000	5.875%, 01/14/38	126,135
200,000	6.750%, 03/15/32	269,594
150,000	Honeywell International, Inc., 2.500%, 11/01/26	141,911
114,000	Pentair Finance SA, (United Kingdom), 2.900%, 09/15/18	115,145
25,000	Roper Technologies, Inc., 3.800%, 12/15/26	25,107

		877,098

	Machinery — 0.1%
80,000	Illinois Tool Works, Inc., 4.875%, 09/15/41	90,296
	Parker-Hannifin Corp.,
21,000	4.100%, 03/01/47 (e)	21,162
30,000	4.450%, 11/21/44	31,660
25,000	5.500%, 05/15/18	26,102
40,000	Xylem, Inc., 4.375%, 11/01/46	39,606

		208,826

	Professional Services — 0.0% (g)
37,000	Equifax, Inc., 2.300%, 06/01/21	36,430

		–
	Road & Rail — 0.7%
	Burlington Northern Santa Fe LLC,
50,000	3.000%, 03/15/23	50,658
25,000	3.600%, 09/01/20	26,154
25,000	4.375%, 09/01/42	25,628
40,000	4.400%, 03/15/42	41,196
35,000	4.700%, 09/01/45	38,014
77,000	5.150%, 09/01/43	87,832
126,000	5.400%, 06/01/41	147,170
100,000	5.650%, 05/01/17	100,320
85,000	5.750%, 05/01/40	103,121
	Canadian Pacific Railway Co., (Canada),
35,000	4.500%, 01/15/22	37,519
137,000	6.125%, 09/15/15[1]	165,280
	CSX Corp.,
19,000	3.950%, 05/01/50	17,346
33,000	4.250%, 06/01/21	35,122
50,000	5.500%, 04/15/41	57,242
	ERAC USA Finance LLC,
50,000	2.600%, 12/01/21 (e)	49,150
45,000	4.500%, 08/16/21 (e)	47,921
12,000	5.625%, 03/15/42 (e)	13,227
160,000	7.000%, 10/15/37 (e)	202,178
70,000	JB Hunt Transport Services, Inc., 3.850%, 03/15/24	71,706
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	67,387
66,000	6.000%, 05/23/11[2]	76,836
	Penske Truck Leasing Co. LP,
27,000	2.875%, 07/17/18 (e)	27,341
25,000	3.400%, 11/15/26 (e)	24,030
75,000	4.200%, 04/01/27 (e)	76,355
100,000	Ryder System, Inc., 2.250%, 09/01/21	97,924

		1,686,657

	Trading Companies & Distributors — 0.3%
	Air Lease Corp.,
100,000	2.125%, 01/15/20	99,234
48,000	3.000%, 09/15/23	46,899
35,000	3.875%, 04/01/21	36,279
100,000	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	99,298
	International Lease Finance Corp.,
150,000	5.875%, 08/15/22	166,862
70,000	8.625%, 01/15/22	85,644
	WW Grainger, Inc.,
31,000	3.750%, 05/15/46	29,419
77,000	4.600%, 06/15/45	83,073

		646,708

	Total Industrials	4,572,276

	Information Technology — 1.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
50,000	1.850%, 09/20/21	49,030
11,000	2.900%, 03/04/21	11,293
56,000	3.000%, 06/15/22	57,329
75,000	5.900%, 02/15/39	95,772
	Harris Corp.,
60,000	3.832%, 04/27/25	61,074
50,000	4.854%, 04/27/35	53,400

		327,898

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
13,000	3.000%, 03/01/18	13,129
8,000	4.500%, 03/01/23	8,314
25,000	6.000%, 04/01/20	27,201
80,000	6.875%, 06/01/18	84,276
7,000	7.500%, 01/15/27	8,524

		141,444

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
50,000	2.600%, 07/15/22	49,295
70,000	3.450%, 08/01/24	70,033

		119,328

	IT Services — 0.3%
34,000	Everett Spinco, Inc., 4.250%, 04/15/24 (e)	34,569
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	59,866
	International Business Machines Corp.,
174,000	2.250%, 02/19/21	174,800
169,000	4.000%, 06/20/42	169,042
50,000	6.220%, 08/01/27	62,455
99,000	Total System Services, Inc., 3.750%, 06/01/23	99,342
	Western Union Co. (The),
100,000	3.600%, 03/15/22	100,702
30,000	6.200%, 06/21/40	30,374

		731,150

	Semiconductors & Semiconductor Equipment — 0.2%
14,000	Analog Devices, Inc., 4.500%, 12/05/36	14,005
	Broadcom Corp.,
120,000	3.625%, 01/15/24 (e)	120,858
140,000	3.875%, 01/15/27 (e)	140,883
	Intel Corp.,
49,000	3.700%, 07/29/25	51,224
60,000	4.000%, 12/15/32	62,916
38,000	4.100%, 05/19/46	37,908
24,000	4.900%, 07/29/45	26,858

		454,652

	Software — 0.7%
	Microsoft Corp.,
125,000	2.000%, 08/08/23	120,052
30,000	2.375%, 02/12/22	30,067
53,000	2.375%, 05/01/23	52,206
160,000	2.650%, 11/03/22	161,385
90,000	2.875%, 02/06/24	90,555
125,000	3.450%, 08/08/36	118,464
68,000	3.500%, 02/12/35	65,600
48,000	3.950%, 08/08/56	44,688
19,000	4.000%, 02/12/55	17,935
119,000	4.500%, 02/06/57	122,467
	Oracle Corp.,
101,000	2.400%, 09/15/23	98,145
52,000	2.500%, 05/15/22	51,850
100,000	3.850%, 07/15/36	97,912
200,000	3.900%, 05/15/35	197,455
449,000	4.300%, 07/08/34	466,219
50,000	5.750%, 04/15/18	52,196

		1,787,196

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
181,000	2.150%, 02/09/22	179,139
142,000	2.400%, 05/03/23	139,607
74,000	2.450%, 08/04/26	69,992
126,000	2.850%, 05/06/21	128,979
117,000	3.000%, 02/09/24	117,979
32,000	3.200%, 05/13/25	32,325
31,000	3.450%, 02/09/45	27,770
117,000	3.850%, 08/04/46	111,376
43,000	4.500%, 02/23/36	46,446
69,000	VAR, 1.285%, 05/03/18	69,224
25,000	Dell, Inc., 7.100%, 04/15/28	26,437
	Diamond 1 Finance Corp.,
75,000	5.450%, 06/15/23 (e)	80,911
60,000	6.020%, 06/15/26 (e)	65,533
	HP, Inc.,
24,000	4.300%, 06/01/21	25,263
20,000	4.650%, 12/09/21	21,426
71,000	6.000%, 09/15/41	72,185

		1,214,592

	Total Information Technology	4,776,260

	Materials — 0.7%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
22,000	3.375%, 03/15/25	21,710
130,000	4.125%, 03/15/35	124,539
38,000	5.250%, 01/15/45	41,213
	CF Industries, Inc.,
67,000	4.500%, 12/01/26 (e)	68,052
80,000	7.125%, 05/01/20	87,095
45,000	Chevron Phillips Chemical Co. LLC, 3.400%, 12/01/26 (e)	45,040
30,000	Dow Chemical Co. (The), 7.375%, 11/01/29	40,651

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
90,000	Ecolab, Inc., 3.250%, 01/14/23	91,509
25,000	EI du Pont de Nemours & Co., 4.900%, 01/15/41	26,987
9,000	Monsanto Co., 4.700%, 07/15/64	8,417
	Mosaic Co. (The),
95,000	4.250%, 11/15/23	98,417
8,000	4.875%, 11/15/41	7,418
36,000	5.450%, 11/15/33	37,757
22,000	5.625%, 11/15/43	22,646
	Potash Corp. of Saskatchewan, Inc., (Canada),
10,000	3.250%, 12/01/17	10,092
70,000	4.000%, 12/15/26	71,656
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	16,153
50,000	9.000%, 05/01/21	62,127
16,000	Praxair, Inc., 2.650%, 02/05/25	15,736
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	122,263
80,000	7.750%, 10/01/96	101,282

		1,120,760

	Containers & Packaging — 0.1%
	International Paper Co.,
57,000	3.000%, 02/15/27	53,275
40,000	7.300%, 11/15/39	51,624

		104,899

	Metals & Mining — 0.2%
44,000	BHP Billiton Finance USA Ltd., (Australia), 3.850%, 09/30/23	46,719
	Nucor Corp.,
213,000	4.000%, 08/01/23	225,137
30,000	6.400%, 12/01/37	38,133
80,000	Vale Canada Ltd., (Brazil), 7.200%, 09/15/32	82,600
	Vale Overseas Ltd., (Brazil),
38,000	6.250%, 08/10/26	41,088
140,000	6.875%, 11/21/36	149,684

		583,361

	Total Materials	1,809,020

	Real Estate — 1.1%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
	American Tower Corp.,
44,000	3.375%, 10/15/26	41,947
87,000	3.500%, 01/31/23	87,503
71,000	5.000%, 02/15/24	76,659
30,000	5.900%, 11/01/21	33,563
80,000	American Tower Trust I, 3.070%, 03/15/23 (e)	79,699
	AvalonBay Communities, Inc.,
50,000	2.850%, 03/15/23	49,076
50,000	3.500%, 11/15/24	50,586
32,000	3.900%, 10/15/46	29,881
	Boston Properties LP,
30,000	2.750%, 10/01/26	27,610
30,000	3.125%, 09/01/23	29,767
67,000	3.650%, 02/01/26	66,731
50,000	Brixmor Operating Partnership LP, 3.850%, 02/01/25	49,341
	Crown Castle International Corp.,
24,000	4.000%, 03/01/27	24,199
88,000	4.875%, 04/15/22	94,651
60,000	5.250%, 01/15/23	65,466
18,000	Duke Realty LP, 3.250%, 06/30/26	17,447
	Equity Commonwealth,
75,000	5.875%, 09/15/20	80,499
100,000	6.650%, 01/15/18	101,325
	ERP Operating LP,
46,000	2.850%, 11/01/26	43,366
50,000	3.000%, 04/15/23	49,487
79,000	GAIF Bond Issuer Pty. Ltd., (Australia), 3.400%, 09/30/26 (e)	76,588
115,000	HCP, Inc., 3.875%, 08/15/24	115,632
62,000	Hospitality Properties Trust, 4.950%, 02/15/27	63,656
	Kimco Realty Corp.,
67,000	2.700%, 03/01/24	63,509
100,000	3.800%, 04/01/27	99,382
58,000	National Retail Properties, Inc., 3.600%, 12/15/26	57,217
	Prologis LP,
24,000	3.750%, 11/01/25	24,523
27,000	4.250%, 08/15/23	28,693
	Realty Income Corp.,
57,000	3.000%, 01/15/27	53,458
20,000	3.875%, 07/15/24	20,544
38,000	4.650%, 03/15/47	38,863
170,000	Scentre Group Trust 1, (Australia), 3.500%, 02/12/25 (e)	169,892
	Simon Property Group LP,
119,000	2.500%, 07/15/21	118,598
70,000	4.375%, 03/01/21	74,525
28,000	UDR, Inc., 2.950%, 09/01/26	26,140

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Ventas Realty LP,
45,000	3.125%, 06/15/23	44,413
9,000	3.500%, 02/01/25	8,808
29,000	3.750%, 05/01/24	29,127
49,000	3.850%, 04/01/27	48,642
34,000	4.125%, 01/15/26	34,493
170,000	VEREIT Operating Partnership LP, 4.600%, 02/06/24	175,100
	Welltower, Inc.,
50,000	3.750%, 03/15/23	51,207
70,000	4.000%, 06/01/25	70,945
37,000	4.500%, 01/15/24	38,927
60,000	Weyerhaeuser Co., 7.375%, 03/15/32	78,885

		2,710,570

	Real Estate Management & Development — 0.1%
200,000	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.125%, 03/20/22 (e)	202,085

	Total Real Estate	2,912,655

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
172,000	3.000%, 06/30/22	170,995
14,000	3.400%, 05/15/25	13,547
367,000	3.600%, 02/17/23	371,650
4,000	4.300%, 12/15/42	3,556
5,000	4.500%, 05/15/35	4,706
125,000	4.600%, 02/15/21	132,984
26,000	4.750%, 05/15/46	24,337
100,000	5.250%, 03/01/37	101,848
228,000	5.350%, 09/01/40	234,208
50,000	5.500%, 02/01/18	51,554
50,000	5.800%, 02/15/19	53,388
125,000	6.000%, 08/15/40	137,001
60,000	6.150%, 09/15/34	66,486
45,000	6.300%, 01/15/38	51,697
50,000	Centel Capital Corp., 9.000%, 10/15/19	56,959
70,000	Deutsche Telekom International Finance BV, (Germany), 8.750%, 06/15/30	102,225
30,000	Orange SA, (France), SUB, 9.000%, 03/01/31	44,073
	Telefonica Emisiones SAU, (Spain),
150,000	4.570%, 04/27/23	160,329
25,000	5.134%, 04/27/20	26,925
19,000	5.462%, 02/16/21	20,855
50,000	7.045%, 06/20/36	61,863
	Verizon Communications, Inc.,
264,000	2.625%, 08/15/26	241,043
69,000	2.946%, 03/15/22 (e)	68,698
53,000	3.450%, 03/15/21	54,432
89,000	3.500%, 11/01/24	88,244
20,000	4.272%, 01/15/36	18,467
145,000	4.400%, 11/01/34	137,182
89,000	4.522%, 09/15/48	81,008
81,000	4.672%, 03/15/55	72,381
218,000	4.812%, 03/15/39 (e)	212,275
285,000	4.862%, 08/21/46	274,076
38,000	5.012%, 08/21/54	36,155
69,000	5.250%, 03/16/37	71,269

		3,246,416

	Wireless Telecommunication Services — 0.1%
42,000	Crown Castle Towers LLC, 3.222%, 05/15/22 (e)	42,640
	Rogers Communications, Inc., (Canada),
80,000	4.100%, 10/01/23	84,171
50,000	6.800%, 08/15/18	53,363
25,000	8.750%, 05/01/32	34,355
75,000	Vodafone Group plc, (United Kingdom), 1.500%, 02/19/18	74,875

		289,404

	Total Telecommunication Services	3,535,820

	Utilities — 2.0%
	Electric Utilities — 1.3%
62,000	Alabama Power Co., 6.125%, 05/15/38	75,833
9,000	Arizona Public Service Co., 4.500%, 04/01/42	9,529
47,000	Baltimore Gas & Electric Co., 3.500%, 08/15/46	42,595
30,000	Commonwealth Edison Co., 3.650%, 06/15/46	28,088
	Duke Energy Carolinas LLC,
100,000	2.950%, 12/01/26	98,364
39,000	4.300%, 06/15/20	41,655
75,000	5.100%, 04/15/18	77,626
	Duke Energy Indiana LLC,
60,000	3.750%, 05/15/46	56,876
60,000	6.350%, 08/15/38	78,481
46,000	Duke Energy Ohio, Inc., 3.700%, 06/15/46	43,014
	Duke Energy Progress LLC,
54,000	3.700%, 10/15/46	51,600
25,000	5.300%, 01/15/19	26,569
	Electricite de France SA, (France),
40,000	2.150%, 01/22/19 (e)	40,043

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
75,000	6.000%, 01/22/14[3] (e)	76,234
21,000	Entergy Corp., 2.950%, 09/01/26	19,926
	Entergy Louisiana LLC,
59,000	2.400%, 10/01/26	55,309
38,000	3.050%, 06/01/31	36,000
33,000	Entergy Mississippi, Inc., 2.850%, 06/01/28	31,384
30,000	Florida Power & Light Co., 5.950%, 02/01/38	38,314
200,000	Fortis, Inc., (Canada), 3.055%, 10/04/26 (e)	187,645
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	19,205
100,000	Hydro-Quebec, (Canada), Series IO, 8.050%, 07/07/24	130,897
30,000	Jersey Central Power & Light Co., 6.150%, 06/01/37	34,776
	Kansas City Power & Light Co.,
24,000	3.150%, 03/15/23	24,147
50,000	5.300%, 10/01/41	53,116
56,000	Massachusetts Electric Co., 4.004%, 08/15/46 (e)	54,483
	MidAmerican Energy Co.,
93,000	3.100%, 05/01/27	92,753
59,000	3.500%, 10/15/24	61,174
	Niagara Mohawk Power Corp.,
19,000	3.508%, 10/01/24 (e)	19,444
40,000	4.881%, 08/15/19 (e)	42,671
65,000	Northern States Power Co., 6.250%, 06/01/36	83,797
40,000	Ohio Power Co., 6.050%, 05/01/18	41,771
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	32,075
25,000	7.000%, 09/01/22	30,155
	Pacific Gas & Electric Co.,
43,000	2.950%, 03/01/26	42,071
16,000	3.500%, 06/15/25	16,368
24,000	4.500%, 12/15/41	25,014
75,000	5.625%, 11/30/17	77,003
100,000	6.050%, 03/01/34	125,165
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	98,852
30,000	PPL Capital Funding, Inc., 3.400%, 06/01/23	30,289
35,000	Progress Energy, Inc., 4.400%, 01/15/21	37,108
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	18,601
175,000	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	224,581
	Public Service Electric & Gas Co.,
83,000	3.000%, 05/15/25	83,221
28,000	5.375%, 11/01/39	33,158
	Southern California Edison Co.,
13,571	1.845%, 02/01/22	13,395
53,000	Series C, 3.500%, 10/01/23	55,183
50,000	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	55,394
200,000	State Grid Overseas Investment 2013 Ltd., (China), 1.750%, 05/22/18 (e)	199,216
50,000	Toledo Edison Co. (The), 6.150%, 05/15/37	60,246
	Virginia Electric & Power Co.,
120,000	5.400%, 04/30/18	124,655
70,000	6.350%, 11/30/37	89,964
	Xcel Energy, Inc.,
74,000	3.300%, 06/01/25	74,106
20,000	6.500%, 07/01/36	25,240

		3,344,379

	Gas Utilities — 0.1%
50,000	Atmos Energy Corp., 4.125%, 10/15/44	50,185
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	22,734
25,000	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	26,309
49,000	Dominion Gas Holdings LLC, 2.800%, 11/15/20	49,602
	Southern Natural Gas Co. LLC,
26,000	4.800%, 03/15/47 (e)	26,270
53,000	8.000%, 03/01/32	70,937
44,000	Southwest Gas Corp., 3.800%, 09/29/46	40,542

		286,579

	Independent Power & Renewable Electricity Producers — 0.2%
	Exelon Generation Co. LLC,
15,000	2.950%, 01/15/20	15,205
78,000	4.250%, 06/15/22	81,632
29,000	5.750%, 10/01/41	28,195
100,000	6.250%, 10/01/39	103,676
37,000	PSEG Power LLC, 4.150%, 09/15/21	38,702
	Southern Power Co.,
86,000	1.850%, 12/01/17	86,086
50,000	5.150%, 09/15/41	50,448
25,000	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	23,869

		427,813

	Multi-Utilities — 0.4%
	CMS Energy Corp.,
47,000	2.950%, 02/15/27	44,549
110,000	3.875%, 03/01/24	113,235

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	Consolidated Edison Co. of New York, Inc.,
108,000	Series C, 4.300%, 12/01/56	108,404
38,000	5.700%, 06/15/40	46,397
19,000	Consumers Energy Co., 3.250%, 08/15/46	16,925
50,000	Delmarva Power & Light Co., 4.150%, 05/15/45	51,296
60,000	Dominion Resources, Inc., Series B, 2.750%, 01/15/22	59,683
30,000	DTE Energy Co., Series B, 3.300%, 06/15/22	30,457
50,000	New York State Electric & Gas Corp., 3.250%, 12/01/26 (e)	49,734
130,000	NiSource Finance Corp., 6.250%, 12/15/40	157,977
70,000	San Diego Gas & Electric Co., 5.350%, 05/15/35	81,529
	Sempra Energy,
47,000	3.550%, 06/15/24	47,593
62,000	4.050%, 12/01/23	64,599
	Southern Co. Gas Capital Corp.,
19,000	2.450%, 10/01/23	18,221
17,000	3.250%, 06/15/26	16,541
37,000	3.500%, 09/15/21	38,144
21,000	3.950%, 10/01/46	19,125
42,000	4.400%, 06/01/43	41,296
96,000	5.875%, 03/15/41	112,338
43,000	WEC Energy Group, Inc., 3.550%, 06/15/25	43,798

		1,161,841

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
34,000	3.400%, 03/01/25	34,878
52,000	4.000%, 12/01/46	52,752

		87,630

	Total Utilities	5,308,242

	Total Corporate Bonds (Cost $64,539,282)	65,209,892

Foreign Government Securities — 0.4%
100,000	Colombia Government Bond, (Colombia), 7.375%, 09/18/37	128,400
7,000	Peru Government Bond, (Peru), 5.625%, 11/18/50	8,339
50,000	Poland Government Bond, (Poland), 4.000%, 01/22/24	52,500
	Mexico Government Bond, (Mexico),
203,000	3.500%, 01/21/21	210,511
200,000	3.600%, 01/30/25	199,500
58,000	4.000%, 10/02/23	59,812
200,000	4.125%, 01/21/26	205,600
58,000	4.350%, 01/15/47	53,360
48,000	5.550%, 01/21/45	51,840

	Total Foreign Government Securities (Cost $965,040)	969,862

Mortgage-Backed Securities — 11.7%
	FHLMC,
38,466	ARM, 2.737%, 01/01/27	40,181
13,778	ARM, 2.754%, 04/01/30	14,473
62,952	ARM, 2.894%, 04/01/34	66,563
51,202	ARM, 3.080%, 03/01/35	53,503
24,320	ARM, 3.464%, 01/01/37	26,024
	FHLMC Gold Pools, 15 Year, Single Family,
1,999	4.500%, 08/01/18	2,047
3,523	6.500%, 10/01/17—02/01/19	3,541
10,162	FHLMC Gold Pools, 20 Year, Single Family, 6.000%, 12/01/22	11,472
	FHLMC Gold Pools, 30 Year, Single Family,
54,664	5.500%, 10/01/33	62,699
116,003	6.000%, 04/01/26—02/01/39	131,127
110,164	6.500%, 02/01/29—11/01/34	123,624
57,311	7.000%, 04/01/35	67,433
2,903	8.500%, 07/01/28	3,471
	FHLMC Gold Pools, Other,
1,446,881	3.500%, 04/01/33—06/01/42	1,493,273
680,641	4.000%, 06/01/42—01/01/46	720,900
39,299	7.000%, 07/01/29	43,146
	FHLMC, 30 Year, Single Family,
3,917	10.000%, 01/01/20—09/01/20	3,960
	FNMA,
147	ARM, 2.360%, 03/01/19	149
35,043	ARM, 2.652%, 07/01/33	36,911
72,596	ARM, 2.689%, 08/01/34	76,582
178,711	ARM, 2.757%, 01/01/35	185,895
53,438	ARM, 2.828%, 10/01/34	56,558
45,838	ARM, 2.845%, 05/01/35	47,929
54,055	ARM, 2.936%, 04/01/33	57,025
61,265	ARM, 3.236%, 01/01/34	64,739
1,231	ARM, 3.911%, 03/01/29	1,309
	FNMA, 15 Year, Single Family,
12,954	3.500%, 05/01/19	13,475
37,113	4.500%, 03/01/23—05/01/23	38,766
1,765	5.000%, 06/01/18	1,813
13,658	5.500%, 04/01/22	14,130
15,078	6.000%, 03/01/18—09/01/22	15,511
8,944	6.500%, 08/01/20	9,246

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
	FNMA, 20 Year, Single Family,
21,620	4.500%, 01/01/25	23,171
148,213	5.000%, 11/01/23	161,775
28,123	6.500%, 03/01/19—12/01/22	31,256
	FNMA, 30 Year, FHA/VA,
17,957	8.500%, 10/01/26—06/01/30	18,734
35,743	9.000%, 04/01/25	39,791
	FNMA, 30 Year, Single Family,
155,075	3.000%, 09/01/31	153,961
15,069	4.500%, 04/01/38—05/01/39	16,151
47,120	5.000%, 09/01/35	51,563
15,350	5.500%, 01/01/38—06/01/38	17,071
72,780	6.000%, 01/01/29—03/01/33	83,955
168,499	6.500%, 09/01/25—11/01/36	191,908
702	7.000%, 08/01/32	716
11,302	7.500%, 03/01/30	11,984
62,636	8.000%, 03/01/27—11/01/28	73,777
	FNMA, Other,
489,000	ARM, 1.569%, 12/01/25	490,658
1,000,000	2.010%, 06/01/20	997,237
278,869	2.340%, 12/01/22	277,185
1,000,000	2.400%, 12/01/22—02/01/23	1,001,643
500,000	2.450%, 11/01/22	502,169
500,000	2.500%, 04/01/23	501,166
1,000,000	2.520%, 05/01/23	1,003,149
500,000	2.570%, 08/01/28	476,612
900,000	2.590%, 06/01/28	867,316
500,000	2.630%, 03/01/26	491,547
1,000,000	3.020%, 07/01/23	1,024,818
650,000	3.030%, 04/01/30	635,379
500,000	3.080%, 04/01/30	494,058
1,000,000	3.100%, 09/01/25	1,012,009
1,000,000	3.120%, 11/01/26	997,012
1,925,000	3.290%, 08/01/26	1,971,131
1,000,000	3.340%, 02/01/27	1,042,047
3,291,472	3.500%, 05/01/43—10/01/46	3,376,402
673,461	3.690%, 10/01/29	704,427
300,000	3.765%, 12/01/25	317,317
2,000,000	3.980%, 08/01/25	2,153,645
1,260,900	4.000%, 07/01/42—09/01/42	1,333,739
76,652	5.500%, 09/01/33—04/01/38	84,660
87,768	5.855%, 10/01/17	89,205
24,094	6.000%, 09/01/28	27,180
131,231	6.500%, 10/01/35	143,748
	GNMA I, 30 Year, Single Family,
2,814,098	5.500%, 06/15/38—09/15/38	3,286,800
96,469	6.000%, 05/15/37—10/15/38	109,192
44,332	6.500%, 03/15/28—12/15/38	51,006
12,259	7.000%, 12/15/25—06/15/33	14,230
10,915	7.500%, 05/15/23—09/15/28	11,765
6,944	8.000%, 10/15/27	7,640
1,660	9.000%, 11/15/24	1,797
25,526	9.500%, 10/15/24	27,343
	GNMA II, 30 Year, Single Family,
1,647	7.500%, 12/20/26	1,935
37,019	8.000%, 11/20/26—01/20/27	43,812
1,690	8.500%, 05/20/25	1,875
	GNMA II, Other,
214,615	ARM, 2.625%, 07/20/34—09/20/34	220,980
160,791	3.750%, 12/20/32	167,602
	GNMA, 30 Year, Single Family,
6,239	7.000%, 06/15/28	6,907
710	7.500%, 06/15/23	717

	Total Mortgage-Backed Securities (Cost $30,330,534)	30,332,348

Municipal Bonds — 0.1% (t)
	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	36,586
130,000	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	160,439

		197,025

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[2]	96,210

	Total Municipal Bonds (Cost $256,174)	293,235

U.S. Government Agency Securities — 9.5%
30,000	FHLMC, 0.750%, 04/09/18	29,881
2,000,000	Financing Corp., Series 14P, 15.261%, 11/02/18 (n)	1,960,392
3,000,000	FNMA, 13.401%, 10/09/19 (n)	2,862,009
630,000	FNMA STRIPS, 13.964%, 03/23/28 (n)	444,825
	Resolution Funding Corp. STRIPS,
8,000,000	1.235%, 10/15/19 (n)	7,706,048
65,000	1.411%, 01/15/21 (n)	60,258

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
8,000,000	1.943%, 10/15/20 (n)	7,488,344
15,000	2.185%, 10/15/25 (n)	11,995
20,000	2.877%, 01/15/26 (n)	15,557
4,100,000	12.191%, 07/15/20 (n)	3,860,273
	Tennessee Valley Authority,
161,000	4.250%, 09/15/65	168,840
33,000	4.625%, 09/15/60	37,639
140,000	5.250%, 09/15/39	176,591

	Total U.S. Government Agency Securities (Cost $23,769,341)	24,822,652

U.S. Treasury Obligations — 21.1%
	U.S. Treasury Bond,
200,000	2.875%, 05/15/43	194,680
1,000,000	3.000%, 11/15/45	993,516
280,000	3.500%, 02/15/39	308,076
100,000	3.875%, 08/15/40	115,574
105,000	4.250%, 05/15/39	128,190
1,815,000	4.375%, 02/15/38	2,264,213
1,415,000	4.375%, 11/15/39	1,755,760
175,000	4.500%, 05/15/38	221,895
50,000	6.250%, 05/15/30	70,855
338,000	8.000%, 11/15/21	429,075
	U.S. Treasury Inflation Indexed Bond,
100,000	2.500%, 01/15/29	138,316
300,000	3.625%, 04/15/28	598,845
170,000	U.S. Treasury Inflation Indexed Note, 1.375%, 07/15/18	198,008
	U.S. Treasury Note,
200,000	0.750%, 02/15/19	198,188
150,000	1.250%, 10/31/18	150,105
125,000	1.250%, 11/30/18	125,073
200,000	1.375%, 12/31/18	200,500
400,000	1.500%, 08/31/18	401,766
1,000,000	1.750%, 02/28/22	991,055
150,000	1.750%, 09/30/22	147,703
1,600,000	1.750%, 05/15/23	1,565,000
100,000	2.000%, 10/31/21	100,445
150,000	2.000%, 07/31/22	149,930
200,000	2.125%, 08/31/20	203,125
500,000	2.125%, 08/15/21	505,859
300,000	2.125%, 12/31/21	302,789
115,000	2.250%, 04/30/21	117,017
200,000	2.625%, 11/15/20	206,492
1,542,000	3.125%, 05/15/19	1,600,849
600,000	3.125%, 05/15/21	631,172
450,000	3.500%, 05/15/20	476,438
650,000	3.625%, 02/15/21	695,856
	U.S. Treasury STRIPS,
1,000,000	1.609%, 11/15/19 (n)	962,469
370,000	1.760%, 02/15/20 (n)	354,201
1,790,000	1.944%, 05/15/21 (n)	1,656,772
1,800,000	2.073%, 08/15/21 (n)	1,653,844
1,660,000	2.119%, 08/15/23 (n)	1,437,613
12,173,000	2.129%, 05/15/20 (n)	11,576,523
730,000	2.241%, 05/15/19 (n)	709,546
500,000	2.353%, 11/15/23 (n)	429,869
710,000	2.433%, 02/15/21 (n)	661,606
2,650,000	2.486%, 05/15/23 (n)	2,311,852
760,000	2.560%, 05/15/22 (n)	683,117
970,000	2.627%, 02/15/22 (n)	878,196
150,000	2.660%, 02/15/18 (n)	148,594
2,200,000	2.661%, 05/15/34 (n)	1,333,411
500,000	2.671%, 11/15/22 (n)	442,645
410,000	2.727%, 08/15/20 (n)	387,265
140,000	2.781%, 05/15/28 (n)	104,347
2,690,000	2.832%, 02/15/23 (n)	2,362,880
300,000	2.899%, 08/15/32 (n)	193,856
27,000	2.923%, 02/15/28 (n)	20,305
200,000	2.931%, 08/15/22 (n)	178,369
110,000	3.080%, 11/15/24 (n)	91,683
760,000	3.080%, 11/15/31 (n)	503,381
65,000	3.110%, 02/15/35 (n)	38,393
250,000	3.113%, 08/15/27 (n)	190,876
615,000	3.132%, 11/15/21 (n)	561,258
50,000	3.134%, 11/15/34 (n)	29,809
23,000	3.299%, 08/15/26 (n)	18,132
2,250,000	3.341%, 05/15/32 (n)	1,465,510
250,000	3.357%, 05/15/35 (n)	146,318
250,000	3.395%, 11/15/26 (n)	195,322
280,000	3.397%, 08/15/19 (n)	270,638
50,000	3.492%, 02/15/25 (n)	41,335
350,000	3.523%, 02/15/32 (n)	229,800
700,000	3.528%, 02/15/27 (n)	543,005
400,000	3.539%, 02/15/33 (n)	253,821
1,175,000	3.619%, 05/15/33 (n)	738,611
200,000	3.640%, 11/15/29 (n)	142,032
275,000	3.646%, 05/15/31 (n)	185,513
300,000	3.693%, 08/15/30 (n)	207,770
300,000	3.699%, 11/15/30 (n)	206,042
300,000	3.713%, 08/15/29 (n)	214,774
710,000	3.718%, 11/15/27 (n)	538,262
658,000	3.827%, 02/15/29 (n)	477,995
800,000	3.919%, 11/15/32 (n)	511,744
1,025,000	4.017%, 11/15/33 (n)	632,631

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
550,000	4.024%, 02/15/31 (n)	374,914
300,000	4.360%, 05/15/30 (n)	209,903
100,000	4.647%, 05/15/26 (n)	79,474
375,000	4.876%, 02/15/34 (n)	229,545
975,000	4.879%, 02/15/30 (n)	687,448
100,000	5.739%, 08/15/33 (n)	62,307
100,000	6.389%, 11/15/28 (n)	73,398
125,000	6.427%, 05/15/27 (n)	96,296
50,000	6.583%, 08/15/28 (n)	36,981

	Total U.S. Treasury Obligations (Cost $54,009,422)	54,958,566

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
6,889,334	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.990% (b) (l) (Cost $6,891,901)	6,891,400

	Total Investments — 99.7% (Cost $255,212,383)	259,449,262
	Other Assets in Excess of Liabilities — 0.3%	733,929

	NET ASSETS — 100.0%	$260,183,191

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2017.
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2017.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2017.
(y)	—	Preferred Security.
[1]	—	Security matures in 2115.
[2]	—	Security matures in 2111.
[3]	—	Security matures in 2114.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,742,164
Aggregate gross unrealized depreciation	(2,505,285)

Net unrealized appreciation/depreciation	$4,236,879

Federal income tax cost of investments	$255,212,383

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments :

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$23,272,085	$8,501,269		$31,773,354
Collateralized Mortgage Obligations	—	36,929,340	1,667,057		38,596,397
Commercial Mortgage-Backed Securities	—	5,257,332	344,224		5,601,556
Corporate Bonds
Consumer Discretionary	—	4,227,798	—		4,227,798
Consumer Staples	—	2,837,776	—		2,837,776
Energy	—	7,463,303	—		7,463,303
Financials	—	24,230,356	—	(a)	24,230,356
Health Care	—	3,536,386	—		3,536,386
Industrials	—	4,572,276	—		4,572,276
Information Technology	—	4,776,260	—		4,776,260
Materials	—	1,809,020	—		1,809,020
Real Estate	—	2,912,655	—		2,912,655
Telecommunication Services	—	3,535,820	—		3,535,820
Utilities	—	5,308,242	—		5,308,242

Total Corporate Bonds	—	65,209,892	—		65,209,892

Foreign Government Securities	—	969,862	—		969,862
Mortgage-Backed Securities	—	30,332,348	—		30,332,348
Municipal Bonds	—	293,235	—		293,235
U.S. Government Agency Securities	—	24,822,652	—		24,822,652
U.S. Treasury Obligations	—	54,958,566	—		54,958,566
Short-Term Investment
Investment Company	6,891,400	—	—		6,891,400

Total Investments in Securities	$6,891,400	$242,045,312	$10,512,550		$259,449,262

(a) Value is Zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended March 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017
Investments in Securities
Asset-Backed Securities	$7,256,581	$—	$49,659	$(121)	$1,327,148	$(379,810)	$1,703,638	$(1,455,827)	$8,501,269
Collateralized Mortgage Obligations	907,593	—	(6,042)	(6,432)	210,011	(29,800)	591,728	—	1,667,057
Commercial Mortgage-Backed Securities	343,425	—	849	(50)	—	—	—	—	344,224
Corporate Bond — Financials	—	—	—	—	—	—	—	—	—	(a)

	$8,507,599	$—	$44,466	$(6,603)	$1,537,159	$(409,610)	$2,295,366	$(1,455,827)	$10,512,550

(a) Value is zero.

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended March 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to $44,075.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,321,027	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (9.93%)
			Constant Default Rate	0.00% - 25.00% (1.04%)
			Yield (Discount Rate of Cash Flows)	1.95% - 5.77% (3.61%)

Asset-Backed Securities	6,321,027

	1,641,912	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.08% (5.31%)
			Constant Default Rate	0.00% - 9.64% (2.35%)
			Yield (Discount Rate of Cash Flows)	0.50% - 86.08% (5.36%)

Collateralized Mortgage Obligations	1,641,912

	93,691	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.37% - 5.33% (5.33%)

Commercial Mortgage-Backed Securities	93,691

Total	$8,056,630

# The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At March 31, 2017, the value of these securities was $2,455,920. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 99.5%
Asset-Backed Securities — 2.7%
	United States — 2.7%
52,055	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	52,057
75,429	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1, VAR, 1.882%, 04/25/34	71,971
	Asset-Backed Securities Corp. Home Equity Loan Trust,
95,208	Series 2003-HE6, Class M2, VAR, 3.457%, 11/25/33	90,138
88,187	Series 2004-HE3, Class M2, VAR, 2.662%, 06/25/34	79,795
	Bear Stearns Asset-Backed Securities Trust,
58,304	Series 2003-2, Class M1, VAR, 2.782%, 03/25/43	55,083
48,969	Series 2004-HE5, Class M2, VAR, 2.857%, 07/25/34	47,955
	Countrywide Asset-Backed Certificates,
61,298	Series 2004-2, Class M1, VAR, 1.732%, 05/25/34	58,455
118,428	Series 2006-19, Class 2A2, VAR, 1.142%, 03/25/37	114,395
61,561	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.807%, 03/25/34	57,311
	CWABS, Inc. Asset-Backed Certificates Trust,
90,070	Series 2004-5, Class M3, VAR, 2.707%, 07/25/34	86,386
56,294	Series 2004-5, Class M5, VAR, 3.307%, 05/25/34	54,076
74,997	Home Equity Asset Trust, Series 2007-2, Class 2A2, VAR, 1.167%, 07/25/37	73,708
116,634	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B, Class 2A3, VAR, 1.172%, 06/25/36	112,250
124,999	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 1.882%, 10/25/34	114,727
70,018	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, VAR, 2.002%, 10/25/33	66,873
55,424	Saxon Asset Securities Trust, Series 2003-3, Class M1, VAR, 1.957%, 12/25/33	52,493
47,265	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, VAR, 1.957%, 10/25/33	46,358
	Structured Asset Securities Corp. Mortgage Loan Trust,
130,541	Series 2006-BC6, Class A4, VAR, 1.152%, 01/25/37	122,951
75,108	Series 2007-WF2, Class A1, VAR, 1.982%, 08/25/37	72,525
110,533	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, VAR, 1.132%, 01/25/37	106,081

	Total Asset-Backed Securities (Cost $1,498,821)	1,535,588

Collateralized Mortgage Obligations — 2.6%
	United States — 2.6%
56,074	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 3.362%, 06/25/45	55,677
43,924	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 3.080%, 02/20/36	43,412
41,212	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 3.514%, 02/25/35	40,700
68,980	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, VAR, 3.404%, 05/25/35	67,699
69,580	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 3.058%, 02/25/35	68,830
106,312	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 1.422%, 05/25/35	100,559
135,370	Impac CMB Trust, Series 2004-7, Class 1A2, VAR, 1.902%, 11/25/34	125,669
47,700	JP Morgan Mortgage Trust, Series 2005-A3, Class 4A1, VAR, 3.086%, 06/25/35	47,921
14,545	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	12,851
40,377	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.186%, 01/25/37	39,274
41,919	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 3.150%, 07/25/34	40,997
81,168	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-5, Class 1APT, VAR, 1.262%, 12/25/35	74,101
32,211	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	32,183

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States — continued
38,427	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	38,596
	WaMu Mortgage Pass-Through Certificates Trust
35,379	Series 2005-AR3, Class A1, VAR, 2.998%, 03/25/35	34,471
57,439	Series 2005-AR5, Class A6, VAR, 2.736%, 05/25/35	57,479
53,661	Series 2005-AR10, Class 1A3, VAR, 2.784%, 09/25/35	53,066
	Wells Fargo Mortgage Backed Securities Trust
64,010	Series 2004-EE, Class 2A2, VAR, 3.048%, 12/25/34	65,220
135,227	Series 2004-W, Class A1, VAR, 3.003%, 11/25/34	134,872
54,473	Series 2004-Z, Class 2A2, VAR, 3.001%, 12/25/34	55,024
30,735	Series 2005-16, Class A8, 5.750%, 01/25/36	32,640
23,234	Series 2005-AR2, Class 2A1, VAR, 3.164%, 03/25/35	23,102
44,681	Series 2005-AR2, Class 2A2, VAR, 3.164%, 03/25/35	45,128
68,062	Series 2005-AR3, Class 1A1, VAR, 3.094%, 03/25/35	69,415
42,378	Series 2005-AR4, Class 2A2, VAR, 3.304%, 04/25/35	42,341
82,188	Series 2006-AR3, Class A3, VAR, 3.255%, 03/25/36	80,698

	Total Collateralized Mortgage Obligations (Cost $1,446,184)	1,481,925

SHARES
Common Stocks — 35.7%
	Australia — 1.5%
9,920	AMP Ltd.	39,245
5,273	Australia & New Zealand Banking Group Ltd.	128,032
5,817	BHP Billiton Ltd.	105,789
2,051	Commonwealth Bank of Australia	134,494
354	CSL Ltd.	33,894
7,074	Dexus Property Group	52,798
12,950	Goodman Group	76,565
979	Macquarie Group Ltd.	67,450
921	National Australia Bank Ltd.	23,451
3,263	Wesfarmers Ltd.	112,338
2,165	Westpac Banking Corp.	57,876

		831,932

	Belgium — 0.2%
1,245	Anheuser-Busch InBev SA/NV	136,421

		—
	Canada — 0.4%
316	Canadian National Railway Co.	23,362
767	Canadian Pacific Railway Ltd.	112,687
5	TransCanada Corp.	231
1,009	Waste Connections, Inc.	89,014

		225,294

	Denmark — 0.1%
2,313	Novo Nordisk A/S, Class B	79,426

		—
	Finland — 0.5%
629	Cargotec OYJ, Class B	31,116
15,621	Nokia OYJ	83,961
5,245	Outokumpu OYJ	51,141
1,232	UPM-Kymmene OYJ	28,926
1,292	Wartsila OYJ Abp	69,074

		264,218

	France — 1.9%
1,031	Air Liquide SA	117,718
1,656	Airbus SE	126,290
4,354	AXA SA	112,489
1,573	BNP Paribas SA	104,674
1,801	Engie SA	25,451
6,149	Natixis SA	37,854
574	Pernod Ricard SA	67,859
577	Renault SA	50,125
1,309	Sanofi	118,327
1,372	Schneider Electric SE	100,799
461	Sodexo SA	54,166
2,210	TOTAL SA	111,745
3,419	Vivendi SA	66,324

		1,093,821

	Germany — 2.0%
373	adidas AG	70,957
112	Allianz SE	20,770
419	BASF SE	41,487

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Germany — continued
1,143	Bayer AG	131,689
1,500	Brenntag AG	84,070
1,569	Daimler AG	115,791
757	Deutsche Boerse AG (a)	69,378
2,428	Deutsche Post AG	83,095
4,418	Deutsche Telekom AG	77,415
293	HeidelbergCement AG	27,439
3,169	Infineon Technologies AG	64,861
349	Linde AG	58,151
1,476	SAP SE	144,807
1,171	Siemens AG	160,394

		1,150,304

	Hong Kong — 0.7%
5,000	AIA Group Ltd.	31,560
8,052	Cheung Kong Property Holdings Ltd.	54,317
7,052	CK Hutchison Holdings Ltd.	86,824
2,400	Hang Seng Bank Ltd.	48,688
8,000	Power Assets Holdings Ltd.	69,007
7,600	Sands China Ltd.	35,230
6,000	Wharf Holdings Ltd. (The)	51,564

		377,190

	Ireland — 0.1%
5	AerCap Holdings NV (a)	230
751	Ryanair Holdings plc, ADR (a)	62,318

		62,548

	Israel — 0.1%
2,326	Teva Pharmaceutical Industries Ltd., ADR	74,641

	Italy — 0.7%
3,330	Assicurazioni Generali SpA	52,834
2,700	Atlantia SpA	69,650
18,593	Enel SpA	87,489
9,716	Intesa Sanpaolo SpA	26,428
71,144	Telecom Italia SpA (a)	64,043
5,792	UniCredit SpA	89,285

		389,729

	Japan — 5.0%
2,500	Bridgestone Corp.	101,483
100	Central Japan Railway Co.	16,334
800	Daikin Industries Ltd.	80,671
1,400	Dentsu, Inc.	76,247
2,900	DMG Mori Co. Ltd.	45,470
800	East Japan Railway Co.	69,857
16,000	Fujitsu Ltd.	98,214
14,000	Hitachi Ltd.	76,017
2,500	Honda Motor Co. Ltd.	75,473
3,700	J Front Retailing Co. Ltd.	54,960
1,700	Japan Airlines Co. Ltd.	53,975
17,900	JXTG Holdings, Inc.	88,131
8,000	Kajima Corp.	52,328
1,700	KDDI Corp.	44,711
4,100	Kirin Holdings Co. Ltd.	77,557
2,700	Kyowa Hakko Kirin Co. Ltd.	42,903
2,500	Kyushu Electric Power Co., Inc.	26,715
2,300	LIXIL Group Corp.	58,456
800	Mabuchi Motor Co. Ltd.	45,159
5,100	Mazda Motor Corp.	73,618
17,000	Mitsubishi UFJ Financial Group, Inc.	107,086
5,100	Mitsui & Co. Ltd.	74,062
2,000	Mitsui Fudosan Co. Ltd.	42,704
2,400	MS&AD Insurance Group Holdings, Inc.	76,657
400	Nidec Corp.	38,202
3,900	Nippon Steel & Sumitomo Metal Corp.	90,103
2,200	Nippon Telegraph & Telephone Corp.	94,057
500	Omron Corp.	21,969
3,600	ORIX Corp.	53,433
1,000	Otsuka Corp.	54,335
1,400	Otsuka Holdings Co. Ltd.	63,365
2,300	Seiko Epson Corp.	48,528
2,400	Seven & i Holdings Co. Ltd.	94,281
2,500	Sony Corp.	84,371
2,800	Sumitomo Mitsui Financial Group, Inc.	101,917
1,500	Suntory Beverage & Food Ltd.	63,368
1,700	Suzuken Co. Ltd.	55,864
4,000	Takashimaya Co. Ltd.	35,062
16,000	Tokyo Gas Co. Ltd.	73,074
2,800	Toyota Motor Corp.	151,978
1,200	West Japan Railway Co.	78,256
2,700	Yamato Holdings Co. Ltd.	56,576

		2,817,527

	Luxembourg — 0.1%
6,004	ArcelorMittal (a)	50,230

	Netherlands — 1.3%
5,844	Aegon NV	29,768
783	ASML Holding NV	103,899
974	Heineken NV	82,886
7,328	ING Groep NV	110,684

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Netherlands — continued
17,354	Koninklijke KPN NV	52,173
2,486	Koninklijke Philips NV	79,861
1,403	NN Group NV	45,565
4,733	Royal Dutch Shell plc, Class A	124,754
4,527	Royal Dutch Shell plc, Class B	124,445

		754,035

	New Zealand — 0.1%
21,584	Spark New Zealand Ltd.	52,909

	Norway — 0.1%
7,966	Norsk Hydro ASA	46,424

	Portugal — 0.1%
2,100	Galp Energia SGPS SA	31,852

	Singapore — 0.2%
6,500	DBS Group Holdings Ltd.	90,037

	Spain — 0.5%
13,465	Banco Santander SA	82,424
55,899	Bankia SA	63,630
2,380	Repsol SA	36,873
9,063	Telefonica SA	101,445

	Sweden — 0.2%	284,372

7,083	Nordea Bank AB	80,809
2,681	Sandvik AB	40,046

		120,855

	Switzerland — 2.0%
1,052	Cie Financiere Richemont SA	83,173
1,298	Credit Suisse Group AG (a)	19,312
1,531	LafargeHolcim Ltd. (a)	90,349
4,022	Nestle SA	308,696
2,216	Novartis AG	164,555
913	Roche Holding AG	233,485
74	Syngenta AG (a)	32,542
5,521	UBS Group AG (a)	88,251
1,247	Wolseley plc	78,513
85	Zurich Insurance Group AG	22,683

		1,121,559

	United Kingdom — 3.4%
9,137	3i Group plc	85,788
1,306	Associated British Foods plc	42,661
1,921	AstraZeneca plc	118,117
9,760	Aviva plc	65,129
11,096	Barclays plc	31,322
5,872	Barratt Developments plc	40,223
13,677	BP plc	78,726
2,864	British American Tobacco plc	190,015
848	Burberry Group plc	18,301
26,670	Centrica plc	72,622
7,588	Dixons Carphone plc	30,222
4,914	GlaxoSmithKline plc	102,177
17,308	HSBC Holdings plc	141,206
1,521	InterContinental Hotels Group plc	74,497
22,237	ITV plc	61,044
81,944	Lloyds Banking Group plc	68,151
5,077	Prudential plc	107,243
822	Reckitt Benckiser Group plc	75,042
1,571	Rio Tinto Ltd.	72,537
1,424	Rio Tinto plc	57,341
7,412	Standard Chartered plc (a)	70,895
21,691	Taylor Wimpey plc	52,466
1,326	TechnipFMC plc (a)	43,272
1,020	Unilever NV, CVA	50,675
48,805	Vodafone Group plc	127,185
2,005	WPP plc	43,948

		1,920,805

	United States — 14.5%
459	3M Co.	87,820
5	Abbott Laboratories	222
1,070	Acadia Healthcare Co., Inc. (a)	46,652
174	Acuity Brands, Inc.	35,496
298	Adobe Systems, Inc. (a)	38,779
354	AdvanSix, Inc. (a)	9,671
276	Aetna, Inc. (j)	35,204
204	Affiliated Managers Group, Inc.	33,444
4	Agilent Technologies, Inc.	212
7	Alcoa Corp.	241
14	Alleghany Corp. (a)	8,605
85	Allergan plc	20,308
440	Allied World Assurance Co. Holdings AG	23,364
8	Ally Financial, Inc.	163
91	Alphabet, Inc., Class A (a)	77,150
250	Alphabet, Inc., Class C (a) (j)	207,390
165	Amazon.com, Inc. (a) (j)	146,279
503	American Electric Power Co., Inc.	33,766
564	American Express Co.	44,618

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	United States — continued
1,036	American Homes 4 Rent, Class A	23,787
828	American International Group, Inc.	51,692
3	American Water Works Co., Inc.	233
2	Ameriprise Financial, Inc.	259
573	Amphenol Corp., Class A	40,780
4	Anadarko Petroleum Corp.	248
3	Analog Devices, Inc.	246
480	Apache Corp.	24,667
1,125	Apple, Inc. (j)	161,618
716	Applied Materials, Inc.	27,852
221	Arista Networks, Inc. (a)	29,232
309	Arrow Electronics, Inc. (a)	22,684
4	Arthur J Gallagher & Co.	226
184	Athene Holding Ltd., Class A (a)	9,198
36	AutoZone, Inc. (a)	26,030
1	AvalonBay Communities, Inc.	184
455	Ball Corp.	33,788
3,782	Bank of America Corp.	89,217
5	Bank of New York Mellon Corp. (The)	236
1	Becton Dickinson and Co.	183
426	Bed Bath & Beyond, Inc.	16,810
1,069	Berry Plastics Group, Inc. (a)	51,921
495	Best Buy Co., Inc.	24,329
1	Biogen, Inc. (a)	273
76	BlackRock, Inc.	29,147
9	Boston Scientific Corp. (a)	224
356	Brinker International, Inc.	15,650
4	Bristol-Myers Squibb Co.	218
806	Brixmor Property Group, Inc.	17,297
192	Broadcom Ltd.	42,040
10	Cabot Oil & Gas Corp.	239
845	Capital One Financial Corp.	73,228
501	Carlisle Cos., Inc. (j)	53,311
360	Cavium, Inc. (a)	25,798
1,477	CBRE Group, Inc., Class A (a)	51,385
387	CBS Corp. (Non-Voting), Class B	26,842
258	Celgene Corp. (a)	32,103
2,038	Charles Schwab Corp. (The)	83,171
84	Charter Communications, Inc. (a)	27,495
2	Chevron Corp.	215
226	Chubb Ltd.	30,793
82	Cigna Corp.	12,012
1,135	Cisco Systems, Inc.	38,363
657	Citigroup, Inc.	39,302
1,015	Citizens Financial Group, Inc.	35,068
1,208	Clear Channel Outdoor Holdings, Inc., Class A	7,308
581	CNO Financial Group, Inc.	11,911
309	Columbia Sportswear Co.	18,154
6	Comcast Corp., Class A	226
218	Concho Resources, Inc. (a)	27,978
544	ConocoPhillips	27,129
5	Continental Resources, Inc. (a)	227
1,307	Corning, Inc.	35,289
1	Costco Wholesale Corp.	168
779	Coty, Inc., Class A	14,123
4	Crown Holdings, Inc. (a)	212
989	CSX Corp.	46,038
386	CVS Health Corp.	30,301
3	Delphi Automotive plc	241
1,648	Delta Air Lines, Inc.	75,742
2	Diamondback Energy, Inc. (a)	207
1,274	DISH Network Corp., Class A (a)	80,886
393	Dollar General Corp.	27,404
310	Dover Corp.	24,909
7	DR Horton, Inc.	233
239	Dr Pepper Snapple Group, Inc.	23,403
211	Duke Energy Corp.	17,304
319	Eagle Materials, Inc.	30,988
602	East West Bancorp, Inc.	31,069
206	EastGroup Properties, Inc.	15,147
3	Eastman Chemical Co.	242
926	Eaton Corp. plc	68,663
200	Ecolab, Inc.	25,068
328	Edison International	26,112
3	EI du Pont de Nemours & Co.	241
731	Electronic Arts, Inc. (a)	65,439
3	Eli Lilly & Co.	252
248	Energizer Holdings, Inc.	13,826
808	Entercom Communications Corp., Class A	11,554
246	EOG Resources, Inc.	23,997
370	EQT Corp.	22,607
199	Equifax, Inc.	27,211
1	Everest Re Group Ltd.	234
324	Eversource Energy	19,045
660	Evolent Health, Inc., Class A (a)	14,718

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	United States — continued
690	Exact Sciences Corp. (a)	16,298
204	Expedia, Inc.	25,739
840	Exxon Mobil Corp. (j)	68,888
964	Facebook, Inc., Class A (a)	136,936
545	Fidelity National Information Services, Inc.	43,393
445	First Republic Bank	41,745
810	Fiserv, Inc. (a)	93,401
567	Fortune Brands Home & Security, Inc.	34,502
618	Gap, Inc. (The)	15,011
8	General Electric Co.	238
245	Genuine Parts Co.	22,640
434	Gilead Sciences, Inc.	29,477
991	GoDaddy, Inc., Class A (a)	37,559
172	Goldman Sachs Group, Inc. (The)	39,512
1,219	Graphic Packaging Holding Co.	15,689
292	Guidewire Software, Inc. (a)	16,448
726	Hanesbrands, Inc.	15,072
233	Harris Corp.	25,926
720	Hartford Financial Services Group, Inc. (The)	34,610
318	HCA Holdings, Inc. (a)	28,299
8	HCP, Inc.	250
649	HD Supply Holdings, Inc. (a)	26,690
942	Hewlett Packard Enterprise Co.	22,325
673	Hilton Grand Vacations, Inc. (a)	19,288
994	Hilton Worldwide Holdings, Inc.	58,109
186	Home Depot, Inc. (The)	27,310
282	Honeywell International, Inc.	35,213
643	HP, Inc.	11,497
419	Humana, Inc.	86,373
185	Illinois Tool Works, Inc.	24,507
174	Illumina, Inc. (a)	29,691
1	Incyte Corp. (a)	134
142	Intercept Pharmaceuticals, Inc. (a)	16,060
4	Intercontinental Exchange, Inc.	240
509	Invesco Ltd.	15,591
140	Jazz Pharmaceuticals plc (a)	20,318
101	John Bean Technologies Corp.	8,883
437	Johnson & Johnson	54,428
3	Kansas City Southern	257
554	KapStone Paper and Packaging Corp.	12,797
12	KeyCorp	213
832	Kimco Realty Corp.	18,379
902	Kinder Morgan, Inc.	19,610
351	Kite Pharma, Inc. (a)	27,550
171	KLA-Tencor Corp.	16,257
622	Kohl’s Corp.	24,762
2	Kraft Heinz Co. (The)	182
682	Kroger Co. (The)	20,112
1,165	La Quinta Holdings, Inc. (a)	15,751
191	Lam Research Corp.	24,517
498	Lamb Weston Holdings, Inc.	20,946
425	Lazard Ltd., Class A	19,546
237	Lennox International, Inc.	39,650
876	LKQ Corp. (a)	25,641
1,439	Loews Corp. (j)	67,302
3	Lowe’s Cos., Inc.	247
300	M&T Bank Corp.	46,419
7	Macy’s, Inc.	208
555	Marathon Petroleum Corp.	28,050
138	Marsh & McLennan Cos., Inc.	10,197
103	Martin Marietta Materials, Inc.	22,480
7	Masco Corp.	238
773	Mastercard, Inc., Class A	86,939
2	McKesson Corp.	297
771	Merck & Co., Inc.	48,989
4	MetLife, Inc.	211
3	Microchip Technology, Inc.	221
9	Micron Technology, Inc. (a)	260
1,907	Microsoft Corp. (j)	125,595
113	Mid-America Apartment Communities, Inc.	11,497
149	Middleby Corp. (The) (a)	20,331
4	Mobileye NV (a)	246
1,064	Mohawk Industries, Inc. (a) (j)	244,177
136	Molson Coors Brewing Co., Class B	13,017
5	Mondelez International, Inc., Class A	215
422	Monster Beverage Corp. (a)	19,484
529	Morgan Stanley	22,662
8	Mosaic Co. (The)	233
138	Murphy USA, Inc. (a)	10,132
320	Nasdaq, Inc.	22,224
237	Netflix, Inc. (a)	35,031
2,894	Newell Brands, Inc.	136,510
295	Nexstar Media Group, Inc.	20,694
517	NextEra Energy, Inc.	66,367
629	NIKE, Inc., Class B	35,054

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	United States — continued
10	NiSource, Inc.	238
410	Nordstrom, Inc.	19,094
199	Norfolk Southern Corp.	22,282
257	Northern Trust Corp.	22,251
1	Northrop Grumman Corp.	238
523	Norwegian Cruise Line Holdings Ltd. (a)	26,532
320	NVIDIA Corp.	34,858
288	Old Dominion Freight Line, Inc.	24,644
7	Olin Corp.	230
7	Omega Healthcare Investors, Inc.	231
15	ON Semiconductor Corp. (a)	232
1	O’Reilly Automotive, Inc. (a)	270
740	Outfront Media, Inc.	19,647
3	PACCAR, Inc.	202
147	Palo Alto Networks, Inc. (a)	16,564
226	Park Hotels & Resorts, Inc.	5,801
1,260	PayPal Holdings, Inc. (a)	54,205
715	PBF Energy, Inc., Class A	15,852
618	PepsiCo, Inc.	69,130
2,312	Pfizer, Inc. (j)	79,094
3	PG&E Corp.	199
362	Phillips 66	28,678
3	Pinnacle West Capital Corp.	250
1	Pioneer Natural Resources Co.	186
7	Plains GP Holdings LP, Class A	219
443	PNC Financial Services Group, Inc. (The)	53,266
287	Post Holdings, Inc. (a)	25,118
34	Priceline Group, Inc. (The) (a)	60,519
384	Procter & Gamble Co. (The)	34,502
139	Prudential Financial, Inc.	14,829
421	QUALCOMM, Inc.	24,140
12	Quality Care Properties, Inc. (a)	226
976	Rayonier, Inc.	27,660
280	Red Rock Resorts, Inc., Class A	6,210
509	Revance Therapeutics, Inc. (a)	10,587
3	Ross Stores, Inc.	198
884	Royal Caribbean Cruises Ltd.	86,729
294	S&P Global, Inc.	38,438
342	salesforce.com, Inc. (a)	28,212
2	SBA Communications Corp. (a)	241
182	Sempra Energy	20,111
433	ServiceNow, Inc. (a)	37,875
1,786	Shire plc	104,065
225	Signature Bank (a)	33,388
329	Sinclair Broadcast Group, Inc., Class A	13,325
2	SL Green Realty Corp.	213
1,018	Snap, Inc., Class A (a)	22,936
820	Southwest Airlines Co.	44,083
270	Spark Therapeutics, Inc. (a)	14,402
422	Splunk, Inc. (a)	26,286
331	Stanley Black & Decker, Inc.	43,980
592	Starbucks Corp.	34,567
10	STORE Capital Corp.	239
723	SunTrust Banks, Inc.	39,982
1	SVB Financial Group (a)	186
6	Synchrony Financial	206
510	T Rowe Price Group, Inc.	34,757
3	TE Connectivity Ltd.	224
92	Tesla, Inc. (a)	25,604
524	Texas Instruments, Inc.	42,213
1,766	TherapeuticsMD, Inc. (a)	12,715
675	Thermo Fisher Scientific, Inc.	103,680
310	Tiffany & Co.	29,543
889	Time Warner, Inc.	86,864
72	TimkenSteel Corp. (a)	1,362
3	TJX Cos., Inc. (The)	237
240	T-Mobile US, Inc. (a)	15,502
258	Travelers Cos., Inc. (The)	31,099
270	TreeHouse Foods, Inc. (a)	22,858
1,224	Twenty-First Century Fox, Inc., Class B	38,899
69	Ulta Beauty, Inc. (a)	19,681
2	Union Pacific Corp.	212
3	United Continental Holdings, Inc. (a)	212
150	United Rentals, Inc. (a)	18,758
329	United Technologies Corp.	36,917
1,029	UnitedHealth Group, Inc. (j)	168,766
390	Unum Group	18,287
680	US Bancorp	35,020
833	Vantiv, Inc., Class A (a)	53,412
357	Veeva Systems, Inc., Class A (a)	18,307
533	Verizon Communications, Inc.	25,984
295	Vertex Pharmaceuticals, Inc. (a)	32,258
1,207	Visa, Inc., Class A	107,266
6	Voya Financial, Inc.	228
178	Vulcan Materials Co.	21,445
366	VWR Corp. (a)	10,321

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	United States — continued
270	WABCO Holdings, Inc. (a)	31,703
3	Walgreens Boots Alliance, Inc.	249
521	Walt Disney Co. (The)	59,076
431	Wayfair, Inc., Class A (a)	17,451
2,321	Wells Fargo & Co.	129,187
539	WestRock Co.	28,044
2	WEX, Inc. (a)	207
430	Weyerhaeuser Co.	14,611
3	Workday, Inc., Class A (a)	250
672	Wyndham Worldwide Corp.	56,643
794	Xcel Energy, Inc.	35,293
2	Zimmer Biomet Holdings, Inc.	244
5	Zions Bancorp	210

		8,238,416

	Total Common Stocks (Cost $17,908,442)	20,214,545

PRINCIPAL AMOUNT
Corporate Bonds — 2.4%
	Belgium — 0.1%
	Anheuser-Busch InBev Finance, Inc.,
15,000	3.650%, 02/01/26	15,167
20,000	4.900%, 02/01/46	21,595

		36,762

	Canada — 0.1%
10,000	Emera US Finance LP, 4.750%, 06/15/46	10,088
25,000	TransCanada PipeLines Ltd., 4.625%, 03/01/34	26,173

		36,261

	Israel — 0.0% (g)
25,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	21,375

	Netherlands — 0.0% (g)
20,000	Shell International Finance BV, 3.750%, 09/12/46	18,386

	United States — 2.2%
30,000	21st Century Fox America, Inc., 4.950%, 10/15/45	31,041
	Abbott Laboratories,
10,000	4.750%, 11/30/36	10,307
10,000	4.900%, 11/30/46	10,368
35,000	AbbVie, Inc., 4.450%, 05/14/46	33,478
	Actavis Funding SCS,
10,000	4.550%, 03/15/35	10,025
10,000	4.750%, 03/15/45	10,066
25,000	Altria Group, Inc., 3.875%, 09/16/46	23,128
	American International Group, Inc.,
20,000	3.875%, 01/15/35	18,271
20,000	4.800%, 07/10/45	19,860
20,000	Amgen, Inc., 4.400%, 05/01/45	19,407
30,000	Apple, Inc., 3.850%, 08/04/46	28,558
	AT&T, Inc.,
20,000	4.350%, 06/15/45	17,575
30,000	4.500%, 03/09/48	26,865
10,000	5.250%, 03/01/37	10,185
5,000	5.450%, 03/01/47	5,091
	Bank of America Corp.,
10,000	3.500%, 04/19/26	9,865
15,000	4.875%, 04/01/44	16,174
15,000	VAR, 3.824%, 01/20/28	15,030
15,000	Berkshire Hathaway Energy Co., 4.500%, 02/01/45	15,622
10,000	CBS Corp., 4.600%, 01/15/45	9,755
	Charter Communications Operating LLC,
20,000	6.384%, 10/23/35	22,741
25,000	6.484%, 10/23/45	28,843
	Citigroup, Inc.,
10,000	3.400%, 05/01/26	9,727
11,000	4.650%, 07/30/45	11,475
20,000	VAR, 3.887%, 01/10/28	20,087
10,000	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	11,659
	Comcast Corp.,
10,000	3.400%, 07/15/46	8,520
5,000	4.600%, 08/15/45	5,154
5,000	4.750%, 03/01/44	5,274
15,000	Diamond 1 Finance Corp., 8.350%, 07/15/46 (e)	19,462
15,000	Dominion Gas Holdings LLC, 4.600%, 12/15/44	15,037
10,000	Energy Transfer Partners LP, 5.150%, 02/01/43	9,334
35,000	Enterprise Products Operating LLC, 4.900%, 05/15/46	35,745
20,000	Exelon Corp., 4.450%, 04/15/46	19,809
20,000	Express Scripts Holding Co., 4.800%, 07/15/46	19,153

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		United States — continued
		Ford Motor Co.,
	35,000	4.750%, 01/15/43	32,873
	10,000	5.291%, 12/08/46	10,013
		General Motors Co.,
	15,000	5.000%, 04/01/35	14,839
	30,000	5.200%, 04/01/45	29,487
		Gilead Sciences, Inc.,
	20,000	4.150%, 03/01/47	18,584
	15,000	4.600%, 09/01/35	15,450
		Goldman Sachs Group, Inc. (The),
	10,000	3.500%, 11/16/26	9,790
	15,000	3.850%, 01/26/27	15,069
	15,000	4.750%, 10/21/45	15,821
	15,000	Great Plains Energy, Inc., 4.850%, 04/01/47	15,373
	20,000	Halliburton Co., 5.000%, 11/15/45	21,006
	15,000	Harris Corp., 5.054%, 04/27/45	16,408
	20,000	Hess Corp., 5.800%, 04/01/47	20,788
	5,000	Intel Corp., 4.100%, 05/19/46	4,988
		Kraft Heinz Foods Co.,
	40,000	4.375%, 06/01/46	37,379
	10,000	5.000%, 06/04/42	10,118
	20,000	Kroger Co. (The), 3.875%, 10/15/46	17,945
	10,000	Lockheed Martin Corp., 3.800%, 03/01/45	9,358
	10,000	Marathon Petroleum Corp., 4.750%, 09/15/44	9,042
	20,000	MetLife, Inc., 4.600%, 05/13/46	21,002
	10,000	Microsoft Corp., 4.100%, 02/06/37	10,282
		Morgan Stanley,
	10,000	3.625%, 01/20/27	9,923
	25,000	4.300%, 01/27/45	24,752
	10,000	MPLX LP, 5.200%, 03/01/47	10,060
	20,000	Mylan NV, 5.250%, 06/15/46	20,455
	17,000	Noble Energy, Inc., 5.050%, 11/15/44	17,337
	20,000	ONEOK Partners LP, 6.200%, 09/15/43	22,387
	15,000	Oracle Corp., 4.000%, 07/15/46	14,306
	10,000	Philip Morris International, Inc., 4.875%, 11/15/43	10,775
	25,000	Phillips 66, 4.875%, 11/15/44	25,099
	5,000	Phillips 66 Partners LP, 4.900%, 10/01/46	4,759
	20,000	Prudential Financial, Inc., 4.600%, 05/15/44	21,092
	20,000	Reynolds American, Inc., 4.450%, 06/12/25	21,050
	15,000	Southern Power Co., Series F, 4.950%, 12/15/46	14,828
	25,000	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	24,374
	10,000	Time Warner, Inc., 4.850%, 07/15/45	9,723
		Verizon Communications, Inc.,
	30,000	4.125%, 08/15/46	25,878
	10,000	4.272%, 01/15/36	9,233
	10,000	4.862%, 08/21/46	9,617
	15,000	5.012%, 04/15/49 (e)	14,587
	10,000	Viacom, Inc., 4.375%, 03/15/43	8,665

			1,257,206

		Total Corporate Bonds (Cost $1,434,402)	1,369,990

	Foreign Government Securities — 7.7%
		Australia — 0.9%
AUD	597,000	Australia Government Bond, Reg. S, Series 122, 5.250%, 03/15/19	486,413

		Canada — 0.6%
CAD	455,000	Canada Government Bond, 1.750%, 03/01/19	3,48,531

		France — 0.2%
EUR	98,500	France Government Bond, Reg. S, 3.250%, 05/25/45	133,858

		Italy — 0.5%
		Italy Government Bond,
EUR	182,000	0.450%, 06/01/21	192,513
EUR	35,000	Reg. S, 3.500%, 03/01/30 (e)	41,342
EUR	21,000	Reg. S, 4.750%, 09/01/44 (e)	28,300

			262,155

		Japan — 1.0%
JPY	61,600,000	Japan Government Bond, Series 343, 0.100%, 06/20/26	556,276

		Spain — 0.3%
EUR	135,000	Spain Government Bond, Reg. S, 4.000%, 04/30/20 (e)	161,692

		United Kingdom — 4.2%
		U.K. Treasury Gilt,
GBP	175,000	Reg. S, 1.500%, 07/22/26	227,789
GBP	1,721,800	Reg. S, 1.000%, 09/07/17	2,166,204

			2,393,993

		Total Foreign Government Securities (Cost $4,529,356)	4,342,918

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES		SECURITY DESCRIPTION	VALUE
	Investment Companies — 27.0% (b)
	208,938	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,707,027
	90,104	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,131,861
	1,546,145	JPMorgan High Yield Fund, Class R6 Shares	11,472,393

		Total Investment Companies (Cost $14,324,844)	15,311,281

NUMBER OF CONTRACTS
	Options Purchased — 0.6%
		Call Options Purchased: — 0.6%
EUR	68	Euro STOXX 50 Index, expiring 06/16/17 at EUR 3,275.00, European Style	167,180
EUR	69	Euro STOXX 50 Index, expiring 06/16/17 at EUR 3,400.00, European Style	92,284
	665	iShares MSCI Emerging Markets Fund, expiring 06/16/17 at $40.50, American Style	42,560
	8	Newell Brands Inc., expiring 01/19/18 at $50.00, American Style	2,240
	16	S&P 500 Index, expiring 06/16/17 at $2,375.00, European Style	58,800

		Total Options Purchased (Cost $320,110)	363,064

SHARES
	Preferred Stocks — 0.2%
		Germany — 0.2%
	787	Henkel AG & Co. KGaA	100,874
	202	Volkswagen AG	29,448

		Total Preferred Stocks (Cost $123,578)	130,322

NUMBER OF RIGHTS
	Rights — 0.0%
		United States — 0.0%
	902	Media General, Inc., CVR (a) (Cost $–)	—

PRINCIPAL AMOUNT
	U.S. Treasury Obligations — 2.7%
		U.S. Treasury Bond,
	122,500	3.625%, 08/15/43	136,372
	150,000	3.750%, 08/15/41	170,092
	26,000	5.375%, 02/15/31	34,711
	27,500	6.125%, 08/15/29	38,081
		U.S. Treasury Note,
	1,100,000	0.750%, 01/31/18 (k)	1,097,336
	80,000	2.125%, 05/15/25	78,775

		Total U.S. Treasury Obligations (Cost $1,615,305)	1,555,367

	Short-Term Investments — 17.9%
		Foreign Government Treasury Bill — 6.1%
		Canadian Treasury Bill,
CAD	2,178,000	0.559%, 08/24/17 (n)	1,634,208
CAD	801,000	0.574%, 10/19/17 (n)	600,468
CAD	801,000	0.594%, 11/16/17 (n)	600,167
CAD	801,000	0.584%, 12/14/17 (n)	599,836

		Total Foreign Government Treasury Bill (Cost $3,456,128)	3,434,679

SHARES
		Investment Company — 11.8%
	6,705,519	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l)	6,705,519

		Total Short-Term Investments (Cost $10,161,647)	10,140,198

		Total Investments — 99.5% (Cost $53,362,689)	56,445,198
		Other Assets in Excess of Liabilities — 0.5%	265,934

		NET ASSETS — 100.0%	$56,711,132

	Short Positions — 1.5%
	Common Stocks — 1.5%
		Bermuda — 0.0% (g)
	29	RenaissanceRe Holdings Ltd.	4,195

		Canada — 0.1%
	44	Agrium, Inc.	4,204
	323	Enbridge, Inc.	13,514

			17,718

		Sweden — 0.0% (g)
	41	Autoliv, Inc.	4,193

		United States — 1.4%
	71	AbbVie, Inc.	4,626
	58	Aflac, Inc.	4,200
	73	AGCO Corp.	4,393

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	United States — continued
109	Air Lease Corp.	4,224
33	Air Products & Chemicals, Inc.	4,465
99	American Airlines Group, Inc.	4,188
50	AmerisourceBergen Corp.	4,425
27	Amgen, Inc.	4,430
62	Amphenol Corp., Class A	4,413
37	Aon plc	4,392
58	AptarGroup, Inc.	4,465
138	Aqua America, Inc.	4,437
172	Associated Banc-Corp.	4,197
173	AutoNation, Inc. (a)	7,316
63	Axis Capital Holdings Ltd.	4,223
81	Baxter International, Inc.	4,201
95	Bed Bath & Beyond, Inc.	3,749
86	Bemis Co., Inc.	4,202
24	Boeing Co. (The)	4,245
54	Cardinal Health, Inc.	4,404
50	Carter’s, Inc.	4,490
61	CBS Corp. (Non-Voting), Class B	4,231
54	CH Robinson Worldwide, Inc.	4,174
10	Chipotle Mexican Grill, Inc. (a)	4,455
89	Church & Dwight Co., Inc.	4,438
131	Cisco Systems, Inc.	4,428
35	Clorox Co. (The)	4,719
35	CME Group, Inc.	4,158
524	Coca-Cola Co. (The)	22,239
60	Consolidated Edison, Inc.	4,660
19	CR Bard, Inc.	4,722
47	Crown Castle International Corp.	4,439
58	Darden Restaurants, Inc.	4,853
42	Digital Realty Trust, Inc.	4,468
153	Discovery Communications, Inc., Class A (a)	4,451
60	Dominion Resources, Inc.	4,654
115	Domtar Corp.	4,200
102	Donaldson Co., Inc.	4,643
54	Duke Energy Corp.	4,429
200	Edgewell Personal Care Co. (a)	14,628
74	Emerson Electric Co.	4,430
32	Equifax, Inc.	4,376
75	Eversource Energy	4,408
51	Exxon Mobil Corp.	4,182
90	Fastenal Co.	4,635
32	Federal Realty Investment Trust	4,272
151	Federated Investors, Inc., Class B	3,977
156	Fifth Third Bancorp	3,962
202	First Horizon National Corp.	3,737
1,444	Ford Motor Co.	16,808
100	Franklin Resources, Inc.	4,214
223	Fulton Financial Corp.	3,981
580	General Mills, Inc.	34,226
80	Greif, Inc., Class A	4,407
42	Hasbro, Inc.	4,192
136	Healthcare Realty Trust, Inc.	4,420
134	Healthcare Trust of America, Inc., Class A	4,216
63	Helmerich & Payne, Inc.	4,194
41	Hershey Co. (The)	4,479
96	Hess Corp.	4,628
947	Host Hotels & Resorts, Inc.	17,671
33	Illinois Tool Works, Inc.	4,371
117	Intel Corp.	4,220
87	International Paper Co.	4,418
172	Interpublic Group of Cos., Inc. (The)	4,226
46	JB Hunt Transport Services, Inc.	4,220
36	Johnson & Johnson	4,484
160	Juniper Networks, Inc.	4,453
608	Kellogg Co.	44,147
105	Kohl’s Corp.	4,180
454	LKQ Corp. (a)	13,289
49	LyondellBasell Industries NV, Class A	4,468
44	M&T Bank Corp.	6,808
282	Marathon Oil Corp.	4,456
52	Marriott International, Inc., Class A	4,897
52	Medtronic plc	4,189
156	Murphy Oil Corp.	4,460
61	Nasdaq, Inc.	4,236
74	National Fuel Gas Co.	4,412
110	National Oilwell Varco, Inc.	4,410
106	NetApp, Inc.	4,436
131	Noble Energy, Inc.	4,499
90	Nordstrom, Inc.	4,191
112	Omnicom Group, Inc.	9,655
80	ONEOK, Inc.	4,435
46	Packaging Corp. of America	4,214
218	People’s United Financial, Inc.	3,968
37	Praxair, Inc.	4,388
67	Principal Financial Group, Inc.	4,228

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	United States — continued
39	Prudential Financial, Inc.	4,161
71	Republic Services, Inc.	4,459
54	salesforce.com, Inc. (a)	4,454
552	Sally Beauty Holdings, Inc. (a)	11,283
64	SCANA Corp.	4,182
57	Schlumberger Ltd.	4,452
54	Scripps Networks Interactive, Inc., Class A	4,232
91	Seagate Technology plc	4,180
417	Sealed Air Corp.	18,173
35	Simon Property Group, Inc.	6,021
79	Sonoco Products Co.	4,181
93	Southern Co. (The)	4,630
35	Stryker Corp.	4,608
81	Sysco Corp.	4,206
234	Tanger Factory Outlet Centers, Inc.	7,668
72	Target Corp.	3,974
55	Torchmark Corp.	4,237
35	Travelers Cos., Inc. (The)	4,219
1,401	Twenty-First Century Fox, Inc., Class A	45,378
281	Twitter, Inc. (a)	4,201
122	UDR, Inc.	4,424
178	Under Armour, Inc., Class A (a)	3,521
157	United Parcel Service, Inc., Class B	16,846
38	United Technologies Corp.	4,264
86	US Bancorp	4,429
51	Varian Medical Systems, Inc. (a)	4,648
72	Ventas, Inc.	4,683
86	Verizon Communications, Inc.	4,192
62	Wal-Mart Stores, Inc.	4,469
61	Waste Management, Inc.	4,448
27	Waters Corp. (a)	4,220
79	Webster Financial Corp.	3,953
66	Welltower, Inc.	4,674
97	Whirlpool Corp.	16,619
149	Whole Foods Market, Inc.	4,428
34	Willis Towers Watson plc	4,450
69	WR Berkley Corp.	4,873
77	Xilinx, Inc.	4,458

		786,945

	Total Securities Sold Short (Proceeds $815,801)	$813,051

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2017

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Investment Companies	27.1%
Foreign Government Securities	7.3
Foreign Government Treasury Bill	6.1
Banks	4.0
Asset-Backed Securities	2.7
Collateralized Mortgage Obligations	2.6
Pharmaceuticals	2.5
U.S. Treasury Note	2.1
Oil, Gas & Consumable Fuels	2.0
Insurance	1.7
Capital Markets	1.4
Media	1.2
Diversified Telecommunication Services	1.2
Automobiles	1.1
IT Services	1.0
Beverages	1.0
Household Durables	1.0
Others (each less than 1.0%)	22.1
Short-Term Investment	11.9

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)(continued)

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Food Products	10.2%
Media	8.9
Equity Real Estate Investment Trusts (REITs)	8.2
Containers & Packaging	5.4
Insurance	5.3
Oil, Gas & Consumable Fuels	4.9
Banks	4.3
Health Care Equipment & Supplies	2.8
Specialty Retail	2.7
Beverages	2.7
Air Freight & Logistics	2.6
Chemicals	2.2
Automobiles	2.1
Household Durables	2.0
Capital Markets	2.0
Personal Products	1.8
Hotels, Restaurants & Leisure	1.8
Multi-Utilities	1.7
Electric Utilities	1.7
Machinery	1.7
Distributors	1.6
Food & Staples Retailing	1.6
Energy Equipment & Services	1.6
Multiline Retail	1.5
Household Products	1.1
Biotechnology	1.1
Commercial Services & Supplies	1.1
Communications Equipment	1.1
Trading Companies & Distributors	1.1
Health Care Providers & Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Technology Hardware, Storage & Peripherals	1.1
Aerospace & Defense	1.1
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	7.8

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	Euro-Bund	06/08/17	EUR	344,406	371
15	TOPIX Index	06/08/17	JPY	2,042,308	(33,836)
40	E-mini S&P 500 Index	06/16/17	USD	4,718,400	(32,804)
5	Euro STOXX 50 Index	06/16/17	EUR	182,708	5,559
1	FTSE 100 Index	06/16/17	GBP	91,205	(24)
63	Mini MSCI Emerging Markets Index	06/16/17	USD	3,028,410	56,655
24	Mini Russell 2000	06/16/17	USD	1,661,280	(732)
13	EUR FX	06/19/17	USD	1,742,325	(19,956)
1	10 Year U.S Treasury Note	06/21/17	USD	124,563	389
	Short Futures Outstanding
(1)	Euro-Buxl 30-Year Bond	06/08/17	EUR	(179,820)	(1,397)
(2)	Euro-OAT	06/08/17	EUR	(313,725)	(35)
(3)	10 Year Mini Japanese Government Bond	06/12/17	JPY	(404,823)	(407)
(16)	Euro STOXX 50 Index	06/16/17	EUR	(584,666)	(11,271)
(1)	U.S. Treasury Long Bond	06/21/17	USD	(150,844)	(901)

					(38,389)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
647,628	AUD	National Australia Bank	06/30/17	491,650	493,984	(2,334)
4,556,961	CAD	Merrill Lynch International	04/28/17	3,402,553	3,427,882	(25,329)
463,288	CAD	National Australia Bank	06/30/17	346,202	348,808	(2,606)
631,270	EUR	HSBC Bank, N.A.	06/30/17	688,418	676,318	12,100
58,265	EUR	National Australia Bank	06/30/17	62,912	62,423	489
1,729,607	GBP	Citibank, NA	04/28/17	2,177,723	2,168,238	9,485
181,352	GBP	National Australia Bank	06/30/17	228,697	227,710	987
61,909,698	JPY	National Australia Bank	06/30/17	561,419	558,072	3,347
				7,959,574	7,963,435	(3,861)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(j)	—	All or a portion of the security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,073,023.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,858,398
Aggregate gross unrealized depreciation	(775,889)

Net unrealized appreciation/depreciation	$3,082,509

Federal income tax cost of investments	$53,362,689

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	—	583,793	951,795		1,535,588
Collateralized Mortgage Obligations
United States	—	1,481,925	—		1,481,925
Common Stocks
Australia	—	831,932	—		831,932
Belgium	—	136,421	—		136,421
Canada	225,294	—	—		225,294
Denmark	—	79,426	—		79,426
Finland	—	264,218	—		264,218
France	—	1,093,821	—		1,093,821
Germany	69,378	1,080,926	—		1,150,304
Hong Kong	—	377,190	—		377,190
Ireland	62,548	—	—		62,548
Israel	74,641	—	—		74,641
Italy	—	389,729	—		389,729
Japan	—	2,817,527	—		2,817,527
Luxembourg	—	50,230	—		50,230
Netherlands	—	754,035	—		754,035
New Zealand	—	52,909	—		52,909
Norway	—	46,424	—		46,424
Portugal	—	31,852	—		31,852
Singapore	—	90,037	—		90,037
Spain	—	284,372	—		284,372
Sweden	—	120,855	—		120,855
Switzerland	—	1,121,559	—		1,121,559
United Kingdom	93,947	1,826,858	—		1,920,805
United States	8,134,351	104,065	—		8,238,416

Total Common Stocks	8,660,159	11,554,386	—		20,214,545

Corporate Bonds
Belgium	—	36,762	—		36,762
Canada	—	36,261	—		36,261
Israel	—	21,375	—		21,375
Netherlands	—	18,386	—		18,386
United States	—	1,257,206	—		1,257,206

Total Corporate Bonds	—	1,369,990	—		1,369,990

Foreign Government Securities	—	4,342,918	—		4,342,918
Investment Companies
United States	15,311,281	—	—		15,311,281
Options Purchased
Call Options Purchased	103,600	259,464	—		363,064
Preferred Stocks
Germany	—	130,322	—		130,322
Rights
United States	—	—	—	(a)	— (a)
U.S. Treasury Obligations
United States	—	1,555,367	—		1,555,367
Short-Term Investments
Foreign Government Treasury Bill	—	3,434,679	—		3,434,679
Investment Company	6,705,519	—	—		6,705,519

Total Investments in Securities	30,780,559	24,712,844	951,795		56,445,198

Liabilities
Common Stocks
Bermuda	(4,195)	—	—		(4,195)
Canada	(17,718)	—	—		(17,718)
Sweden	(4,193)	—	—		(4,193)
United States	(786,945)	—	—		(786,945)

Total Common Stocks	(813,051)	—	—		(813,051)

Total Liabilities in Securities Sold Short	(813,051)	—	—		(813,051)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	26,408	—	26,408
Futures Contracts	57,415	5,559	—	62,974

Total Appreciation in Other Financial Instruments	57,415	31,967	—	89,382

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(30,269)	—	(30,269)
Futures Contracts	(56,232)	(45,131)	—	(101,363)

Total Depreciation in Other Financial Instruments	(56,232)	(75,400)	—	(131,632)

(a) Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers among the other levels during the period ended March 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017
Investments in Securities
Asset-Backed Securities	$1,667,376	$13,768	$2,167	$1,198	$126,956	$(658,880)	—	$(200,790)	$951,795
Right — Consumer Discretionary	—	—	—	—	—	—	—	—	—	(a)

	$1,667,376	$13,768	$2,167	$1,198	$126,956	$(658,880)	$—	$(200,790)	$951,795

(a) Value is zero.

(¹)       Purchases include all purchases of securities and securities received in corporate actions.
(²) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to $3,521.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at March 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$951,795		Discounted Cash Flow	Constant Prepayment Rate	0.00% -12.00% (5.11%)
				Constant Default Rate	2.83% -6.90% (4.65%)
				Yield (Discount Rate of Cash Flows)	3.46% -6.93% (4.78%)

Asset-Backed Securities	951,795

	—	(a)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Rights	—	(a)

Total	$951,795

(a) Value is zero.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Portfolio used instruments including futures, forward foreign currency exchange contracts and options in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Portfolio to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Portfolio.

Notes (1) — (3) below describe the various derivatives used by the Portfolio, tailor lettering for notes used.

(1). Options — The Portfolio purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Options Purchased — Premiums paid by the Portfolio for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Portfolio will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Portfolio’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Portfolio’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Portfolio used index, treasury or other financial futures contracts to effectively manage and hedge interest rate risk associated, to gain or reduce exposure to positive and negative price fluctuations or a particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in appreciation or depreciation.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Portfolio may be exposed to foreign currency risks associated with some or all of the portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 4.7%
	United States — 4.7%
66,329	ABFC Trust, Series 2004-OPT5, Class A1, VAR, 1.682%, 06/25/34	62,808
126,575	ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1, VAR, 1.957%, 11/25/33	121,743
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
70,674	Series 2003-10, Class M1, VAR, 2.032%, 12/25/33	67,122
92,071	Series 2003-10, Class M2, VAR, 3.532%, 12/25/33	89,537
31,233	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	31,235
100,219	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class M2, VAR, 3.457%, 11/25/33	94,882
48,969	Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M2, VAR, 2.857%, 07/25/34	47,954
	Countrywide Asset-Backed Certificates,
36,779	Series 2004-2, Class M1, VAR, 1.732%, 05/25/34	35,073
118,428	Series 2006-19, Class 2A2, VAR, 1.142%, 03/25/37	114,395
	CWABS, Inc. Asset-Backed Certificates Trust,
90,070	Series 2004-5, Class M3, VAR, 2.707%, 07/25/34	86,386
56,294	Series 2004-5, Class M5, VAR, 3.307%, 05/25/34	54,076
	Fremont Home Loan Trust,
88,501	Series 2003-A, Class M1, VAR, 1.957%, 08/25/33	83,239
81,883	Series 2004-1, Class M4, VAR, 2.407%, 02/25/34	76,496
231,988	GSAMP Trust, Series 2003-SEA, Class A1, VAR, 1.382%, 02/25/33	218,497
	Home Equity Asset Trust,
100,000	Series 2005-7, Class M1, VAR, 1.432%, 01/25/36	96,723
74,997	Series 2007-2, Class 2A2, VAR, 1.167%, 07/25/37	73,709
73,632	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B, Class 2A3, VAR, 1.172%, 06/25/36	70,865
58,216	Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class M1, VAR, 1.882%, 09/25/34	54,698
	Morgan Stanley ABS Capital I, Inc. Trust,
42,011	Series 2003-NC10, Class M1, VAR, 2.002%, 10/25/33	40,124
227,130	Series 2003-SD1, Class M1, VAR, 3.232%, 03/25/33	218,696
92,880	Series 2004-HE3, Class M1, VAR, 1.837%, 03/25/34	88,296
89,987	Series 2004-NC7, Class M2, VAR, 1.912%, 07/25/34	88,479
42,386	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, VAR, 1.482%, 12/25/33	39,618
132,302	Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP2, Class M3, VAR, 3.007%, 08/25/34	118,575
33,761	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, VAR, 1.957%, 10/25/33	33,113
130,541	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4, VAR, 1.152%, 01/25/37	122,951
95,058	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, VAR, 1.132%, 01/25/37	91,230

	Total Asset-Backed Securities (Cost $2,275,356)	2,320,520

Collateralized Mortgage Obligations — 3.3%
	United States — 3.3%
56,074	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 3.362%, 06/25/45	55,677
43,924	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 3.080%, 02/20/36	43,412
24,613	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 3.514%, 02/25/35	24,307
68,980	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, VAR, 3.404%, 05/25/35	67,699
	Bear Stearns ARM Trust
201,045	Series 2004-9, Class 22A1, VAR, 3.549%, 11/25/34	201,021
40,429	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	40,172
87,007	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, VAR, 2.690%, 09/25/35	89,611

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — continued
	United States — continued
32,959	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 3.058%, 02/25/35	32,604
63,773	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 1.422%, 05/25/35	60,322
	Impac CMB Trust
92,604	Series 2004-6, Class 1A2, VAR, 1.762%, 10/25/34	88,583
135,370	Series 2004-7, Class 1A2, VAR, 1.902%, 11/25/34	125,670
14,348	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	12,677
42,596	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.064%, 04/21/34	43,684
24,226	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.186%, 01/25/37	23,564
24,658	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 3.150%, 07/25/34	24,116
81,168	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-5, Class 1APT, VAR, 1.262%, 12/25/35	74,101
19,327	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	19,310
27,718	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	27,840
	WaMu Mortgage Pass-Through Certificates Trust
35,379	Series 2005-AR3, Class A1, VAR, 2.998%, 03/25/35	34,471
57,439	Series 2005-AR5, Class A6, VAR, 2.736%, 05/25/35	57,479
	Wells Fargo Mortgage-Backed Securities Trust
64,010	Series 2004-EE, Class 2A2, VAR, 3.048%, 12/25/34	65,220
81,136	Series 2004-W, Class A1, VAR, 3.003%, 11/25/34	80,923
54,473	Series 2004-Z, Class 2A2, VAR, 3.001%, 12/25/34	55,024
18,441	Series 2005-16, Class A8, 5.750%, 01/25/36	19,584
38,921	Series 2005-AR1, Class 1A1, VAR, 3.116%, 02/25/35	39,531
31,277	Series 2005-AR2, Class 2A2, VAR, 3.164%, 03/25/35	31,590
68,062	Series 2005-AR3, Class 1A1, VAR, 3.094%, 03/25/35	69,414
49,416	Series 2005-AR3, Class 2A1, VAR, 3.099%, 03/25/35	49,719
59,961	Series 2006-AR2, Class 2A3, VAR, 3.089%, 03/25/36	58,749
49,456	Series 2006-AR3, Class A3, VAR, 3.255%, 03/25/36	48,559

	Total Collateralized Mortgage Obligations (Cost $1,627,728)	1,664,633

Commercial Mortgage-Backed Security — 0.1%
	United States — 0.1%
59,178	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39 (Cost $57,477)	52,298

SHARES
Common Stocks — 28.9%
	Australia — 0.6%
1,661	BHP Billiton plc	25,619
5,157	Dexus Property Group	38,490
9,630	Goodman Group	56,936
27,255	Mirvac Group	45,598
19,875	Scentre Group	65,157
9,586	Westfield Corp.	65,027

		296,827

	Belgium — 0.5%
1,832	Anheuser-Busch InBev SA/NV	200,742
335	KBC Group NV	22,208
387	Proximus SADP	12,127
290	Warehouses De Pauw CVA	26,967

		262,044

	Canada — 0.3%
1,721	Allied Properties REIT	46,705
1,029	RioCan REIT	20,273
1,938	TransCanada Corp.	89,435

		156,413

	China — 0.1%
35,000	CNOOC Ltd.	41,836

	Czech Republic — 0.2%
28,763	Moneta Money Bank A/S (a) (e)	97,429

	Denmark — 0.4%
5,525	Danske Bank A/S	188,380

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Denmark — continued
161	Pandora A/S	17,819

		206,199

	Finland — 0.6%
539	Elisa OYJ	19,054
494	Metso OYJ	14,949
465	Nokian Renkaat OYJ	19,408
281	Orion OYJ, Class B	14,658
443	Sampo OYJ, Class A	21,021
1,765	Stora Enso OYJ, Class R	20,870
8,395	UPM-Kymmene OYJ	197,107

		307,067

	France — 1.9%
1,435	AXA SA	37,074
675	BNP Paribas SA	44,917
406	Bouygues SA	16,502
1,143	Cie Generale des Etablissements Michelin	138,895
968	CNP Assurances	19,685
1,715	Credit Agricole SA	23,181
623	Edenred	14,704
705	Eutelsat Communications SA	15,713
159	Fonciere Des Regions	13,256
1,114	Klepierre	43,280
498	Mercialys SA	9,289
2,677	Natixis SA	16,480
245	Renault SA	21,284
597	Sanofi	53,966
423	SCOR SE	15,987
640	Societe Generale SA	32,426
1,174	TOTAL SA	59,361
1,332	Unibail-Rodamco SE	310,583
359	Vinci SA	28,508

		915,091

	Germany — 1.3%
780	Allianz SE	144,648
473	BASF SE	46,833
277	Bayerische Motoren Werke AG	25,274
591	Daimler AG	43,616
2,023	Deutsche Telekom AG	35,448
670	Deutsche Wohnen AG	22,064
2,423	E.ON SE	19,263
168	Hannover Rueck SE	19,359
197	HUGO BOSS AG	14,366
398	Innogy SE (a) (e)	15,000
129	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,252
1,552	Siemens AG	212,581
391	Telefonica Deutschland Holding AG	1,938
1,115	TUI AG	15,441

		641,083

	Hong Kong — 0.2%
5,200	Hongkong Land Holdings Ltd.	39,963
6,000	Link REIT	42,053

		82,016

	Ireland — 0.0% (g)
61,049	Bank of Ireland (a)	15,272

	Italy — 0.3%
1,513	Assicurazioni Generali SpA	24,005
5,766	Enel SpA	27,132
1,790	Eni SpA	29,308
10,059	Intesa Sanpaolo SpA	27,362
447	Italgas SpA (a)	1,961
1,675	Mediobanca SpA	15,102
3,362	Terna Rete Elettrica Nazionale SpA	16,667

		141,537

	Japan — 1.3%
9	Activia Properties, Inc.	42,926
3,200	Bridgestone Corp.	129,898
3,100	Daiwa House Industry Co. Ltd.	89,106
63	Japan Hotel REIT Investment Corp.	43,520
3,500	Mitsubishi Corp.	75,854
13,800	Mitsubishi UFJ Financial Group, Inc.	86,929
27	Nippon Prologis REIT, Inc.	58,528
2,700	Nippon Telegraph & Telephone Corp.	115,434
13	Orix JREIT, Inc.	20,583

		662,778

	Netherlands — 1.0%
625	ABN AMRO Group NV, CVA (e)	15,155
2,964	Aegon NV	15,098
232	Eurocommercial Properties NV, CVA	8,308
2,632	ING Groep NV	39,754
1,254	Koninklijke Ahold Delhaize NV	26,798
5,598	Koninklijke KPN NV	16,830
3,179	NN Group NV	103,245
251	Randstad Holding NV	14,470
5,391	Royal Dutch Shell plc, Class A	141,936
3,553	Royal Dutch Shell plc, Class B	97,670
660	Vastned Retail NV	24,960

		504,224

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Norway — 0.2%
1,188	DNB ASA	18,864
1,021	Marine Harvest ASA	15,575
1,334	Statoil ASA	22,930
1,047	Telenor ASA	17,417
420	Yara International ASA	16,177

		90,963

	Portugal — 0.1%
6,071	EDP - Energias de Portugal SA	20,527
1,004	Galp Energia SGPS SA	15,228

		35,755

	Singapore — 0.0% (g)
4,220	Ascendas REIT	7,599
3,600	CapitaLand Commercial Trust	3,975

		11,574

	South Africa — 0.0% (g)
2,512	Investec plc	17,129

	Spain — 0.7%
1,392	Abertis Infraestructuras SA	22,408
498	ACS Actividades de Construccion y Servicios SA	16,928
112	Aena SA (e)	17,703
4,458	Banco Bilbao Vizcaya Argentaria SA	34,606
11,871	Banco de Sabadell SA	21,751
8,524	Banco Santander SA	52,178
1,829	Bankinter SA	15,336
4,801	CaixaBank SA	20,642
2,545	Distribuidora Internacional de Alimentacion SA	14,710
569	Enagas SA	14,762
720	Endesa SA	16,898
4,176	Iberdrola SA	29,837
5,681	Mapfre SA	19,458
1,345	Repsol SA	20,838
2,972	Telefonica SA	33,267

		351,322

	Sweden — 0.3%
562	Electrolux AB, Series B	15,602
535	ICA Gruppen AB	18,248
2,471	Nordea Bank AB	28,191
1,738	Skandinaviska Enskilda Banken AB, Class A	19,313
667	Skanska AB, Class B	15,698
767	SKF AB, Class B	15,168
1,514	Svenska Handelsbanken AB, Class A	20,748
987	Swedbank AB, Class A	22,838

		155,806

	Switzerland — 0.8%
1,234	ABB Ltd. (a)	28,882
6	Banque Cantonale Vaudoise	4,139
43	Cembra Money Bank AG (a)	3,555
1,524	Credit Suisse Group AG (a)	22,675
259	Roche Holding AG	66,235
1,315	Swiss Re AG	118,108
2,161	UBS Group AG (a)	34,543
1,276	Wolseley plc	80,339
116	Zurich Insurance Group AG	30,956

		389,432

	United Kingdom — 5.0%
3,676	Aviva plc	24,530
20,624	BAE Systems plc	165,986
2,853	Barratt Developments plc	19,543
383	Berkeley Group Holdings plc	15,400
10,094	BP plc	58,102
3,162	British American Tobacco plc	209,786
5,741	British Land Co. plc (The)	43,885
7,547	Centrica plc	20,550
30,679	Direct Line Insurance Group plc	133,479
3,566	Dixons Carphone plc	14,203
5,617	G4S plc	21,413
17,637	GlaxoSmithKline plc	366,725
2,076	Hammerson plc	14,844
23,497	HSBC Holdings plc	191,822
895	IMI plc	13,390
1,009	Imperial Brands plc	48,900
412	InterContinental Hotels Group plc	20,179
2,381	International Consolidated Airlines Group SA	15,727
6,102	ITV plc	16,751
5,598	J Sainsbury plc	18,542
6,431	Legal & General Group plc	19,913
42,873	Lloyds Banking Group plc	35,657
3,752	Marks & Spencer Group plc	15,848
2,248	Meggitt plc	12,547
7,929	Old Mutual plc	19,955
5,215	Persimmon plc	136,824
1,191	Petrofac Ltd.	13,758
3,567	Rio Tinto plc	143,635
2,137	RSA Insurance Group plc	15,694
7,247	Safestore Holdings plc	34,257
6,323	Segro plc	36,151

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	United Kingdom — continued
572	Severn Trent plc	17,062
1,144	St James’s Place plc	15,228
3,624	Standard Life plc	16,114
1,581	Tate & Lyle plc	15,150
7,414	Taylor Wimpey plc	17,933
10,308	Tritax Big Box REIT plc	18,675
1,107	Unilever plc	54,605
74,293	Vodafone Group plc	193,606
9,017	WPP plc	197,644

		2,464,013

	United States — 13.1%
1,491	Accenture plc, Class A	178,741
428	Alexandria Real Estate Equities, Inc.	47,303
1,884	Altria Group, Inc.	134,555
1,507	Apartment Investment & Management Co., Class A	66,835
969	Apple, Inc.	139,207
3,971	AT&T, Inc.	164,995
757	AvalonBay Communities, Inc.	138,985
3,093	Brandywine Realty Trust	50,199
2,849	Brixmor Property Group, Inc.	61,140
1,259	Camden Property Trust	101,299
2,048	CME Group, Inc.	243,302
5,259	Comcast Corp., Class A	197,686
1,164	Digital Realty Trust, Inc.	123,838
1,064	Duke Realty Corp.	27,951
1,691	EI du Pont de Nemours & Co.	135,838
177	Extra Space Storage, Inc.	13,167
6,041	General Motors Co.	213,610
5,111	HCP, Inc.	159,872
862	Highwoods Properties, Inc.	42,350
1,602	Home Depot, Inc. (The)	235,222
5,083	Host Hotels & Resorts, Inc.	94,849
5,155	HP, Inc.	92,171
498	International Business Machines Corp.	86,722
2,427	Johnson & Johnson	302,283
5,658	Kimco Realty Corp.	124,985
1,487	KLA-Tencor Corp.	141,369
1,146	LaSalle Hotel Properties	33,177
1,626	Liberty Property Trust	62,682
1,210	Macerich Co. (The)	77,924
2,831	MetLife, Inc.	149,533
3,910	Microsoft Corp.	257,513
449	Mid-America Apartment Communities, Inc.	45,681
3,644	Morgan Stanley	156,109
943	National Health Investors, Inc.	68,490
1,625	NextEra Energy, Inc.	208,601
4,107	Occidental Petroleum Corp.	260,220
7,468	Pfizer, Inc.	255,480
1,074	Philip Morris International, Inc.	121,255
3,726	Prologis, Inc.	193,305
601	Public Storage	131,565
801	Quality Care Properties, Inc. (a)	15,107
416	Realty Income Corp.	24,764
276	Regency Centers Corp.	18,347
749	Simon Property Group, Inc.	128,850
591	SL Green Realty Corp.	63,012
8,806	Spirit Realty Capital, Inc.	89,205
710	STORE Capital Corp.	16,955
638	Sunstone Hotel Investors, Inc.	9,781
1,556	Texas Instruments, Inc.	125,351
1,092	UnitedHealth Group, Inc.	179,099
1,533	Valero Energy Corp.	101,623
471	Ventas, Inc.	30,634
1,119	Vornado Realty Trust	112,247
4,823	Wells Fargo & Co.	268,448

		6,523,432

	Total Common Stocks (Cost $13,342,327)	14,369,242

PRINCIPAL AMOUNT ($)
Corporate Bonds — 43.3%
	Australia — 0.1%
35,000	BlueScope Steel Finance Ltd., 6.500%, 05/15/21 (e)	36,750

	Belgium — 0.0% (g)
20,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	21,595

	Canada — 1.5%
42,000	Bombardier, Inc., 8.750%, 12/01/21 (e)	45,990
42,000	Cenovus Energy, Inc., 6.750%, 11/15/39	47,937
21,000	Cott Holdings, Inc., 5.500%, 04/01/25 (e)	21,374
	Emera, Inc.,
75,000	Series 16-A, VAR, 6.750%, 06/15/76	81,844
6,000	Garda World Security Corp., 7.250%, 11/15/21 (e)	5,790
10,000	Gateway Casinos & Entertainment Ltd., 8.250%, 03/01/24 (e)	10,125
49,000	Kronos Acquisition Holdings, Inc., 9.000%, 08/15/23 (e)	49,857

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	Canada — continued
25,000	Lundin Mining Corp., 7.500%, 11/01/20 (e)	26,437
25,000	Mattamy Group Corp., 6.875%, 12/15/23 (e)	25,937
51,000	MEG Energy Corp., 6.500%, 01/15/25 (e)	51,000
	NOVA Chemicals Corp.,
7,000	5.000%, 05/01/25 (e)	7,123
15,000	5.250%, 08/01/23 (e)	15,337
29,000	Open Text Corp., 5.875%, 06/01/26 (e)	30,378
49,029	Precision Drilling Corp., 6.625%, 11/15/20	49,274
	Teck Resources Ltd.,
30,000	6.125%, 10/01/35	30,975
47,000	8.000%, 06/01/21 (e)	51,054
25,000	TransCanada PipeLines Ltd., 4.625%, 03/01/34	26,173
125,000	Transcanada Trust, VAR, 5.300%, 03/15/77	123,516
16,000	Trinidad Drilling Ltd., 6.625%, 02/15/25 (e)	15,980
	Videotron Ltd.,
43,000	5.000%, 07/15/22	44,881
7,000	5.125%, 04/15/27 (e)	7,000

		767,982

	Finland — 0.1%
47,000	Nokia OYJ, 6.625%, 05/15/39	49,879

	Ireland — 0.1%
	Park Aerospace Holdings Ltd.,
16,000	5.250%, 08/15/22 (e)	16,640
17,000	5.500%, 02/15/24 (e)	17,680

		34,320

	Israel — 0.1%
45,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/46	38,475

	Luxembourg — 1.1%
	ArcelorMittal,
272,000	7.000%, 02/25/22	309,367
70,000	7.500%, 03/01/41	78,225
8,000	7.750%, 10/15/39	9,080
	Intelsat Jackson Holdings SA,
50,000	5.500%, 08/01/23	41,063
40,000	7.250%, 04/01/19	38,150
65,000	8.000%, 02/15/24 (e)	68,900

		544,785

	Mexico — 0.4%
200,000	Cemex SAB de CV, 5.700%, 01/11/25 (e)	206,580

	Netherlands — 0.1%
	Shell International Finance BV,
20,000	3.750%, 09/12/46	18,386

	Netherlands — continued
5,000	4.375%, 05/11/45	5,074

		23,460

	Switzerland — 0.4%
200,000	Credit Suisse Group AG, VAR, 6.250%, 12/18/24 (e) (x) (y)	203,184

	United Arab Emirates — 0.1%
45,000	Shelf Drilling Holdings Ltd., 9.500%, 11/02/20 (e)	42,187

	United Kingdom — 1.0%
125,000	Anglo American Capital plc, 4.450%, 09/27/20 (e)	130,000
200,000	HSBC Holdings plc, VAR, 6.875%, 06/01/21 (x) (y)	213,000
157,000	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	166,231

		509,231

	United States — 38.3%
	21st Century Fox America, Inc.,
10,000	4.750%, 09/15/44	10,097
35,000	4.950%, 10/15/45	36,215
30,000	Abbott Laboratories, 4.900%, 11/30/46	31,105
	AbbVie, Inc.,
15,000	4.450%, 05/14/46	14,348
26,000	4.700%, 05/14/45	25,924
	Acadia Healthcare Co., Inc.,
15,000	5.125%, 07/01/22	15,150
40,000	6.500%, 03/01/24	42,100
27,000	ACCO Brands Corp., 5.250%, 12/15/24 (e)	27,135
40,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	39,600
31,000	Actavis Funding SCS, 4.850%, 06/15/44	31,415
80,000	ADT Corp. (The), 4.125%, 06/15/23	76,400
	AECOM,
51,000	5.125%, 03/15/27 (e)	51,127
90,000	5.875%, 10/15/24	95,625
78,000	AES Corp., 7.375%, 07/01/21	88,140
30,000	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	25,800
39,000	Aircastle Ltd., 5.125%, 03/15/21	41,340
23,000	AK Steel Corp., 7.000%, 03/15/27	22,914
85,000	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	86,912
36,000	Allison Transmission, Inc., 5.000%, 10/01/24 (e)	36,360
75,000	Allstate Corp. (The), VAR, 5.750%, 08/15/53	80,482
	Ally Financial, Inc.,
79,000	4.125%, 03/30/20	80,580

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
80,000	4.625%, 03/30/25	79,600
74,000	8.000%, 11/01/31	88,430
8,000	AMC Entertainment Holdings, Inc., 6.125%, 05/15/27 (e)	8,070
105,000	AMC Networks, Inc., 4.750%, 12/15/22	105,525
	American Axle & Manufacturing, Inc.,
46,000	6.250%, 04/01/25 (e)	46,058
67,000	6.500%, 04/01/27 (e)	66,790
7,000	6.625%, 10/15/22	7,210
	American Express Co.,
70,000	Series C, VAR, 4.900%, 03/15/20 (x) (y)	69,912
	American International Group, Inc.,
25,000	4.500%, 07/16/44	23,830
28,000	4.800%, 07/10/45	27,804
40,000	AmeriGas Partners LP, 5.750%, 05/20/27	39,490
30,000	Amgen, Inc., 4.400%, 05/01/45	29,111
20,000	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	20,200
	Antero Resources Corp.,
27,000	5.000%, 03/01/25 (e)	26,460
73,000	5.125%, 12/01/22	73,958
59,000	5.375%, 11/01/21	60,598
20,000	Anthem, Inc., 4.650%, 08/15/44	20,296
91,000	Aramark Services, Inc., 5.125%, 01/15/24	95,436
	Arconic, Inc.,
142,000	5.125%, 10/01/24	146,686
36,000	5.900%, 02/01/27	38,540
40,000	5.950%, 02/01/37	39,900
	AT&T, Inc.,
25,000	4.350%, 06/15/45	21,969
19,000	4.750%, 05/15/46	17,785
10,000	5.450%, 03/01/47	10,182
35,000	5.650%, 02/15/47	36,700
80,000	Avaya, Inc., 7.000%, 04/01/19 (d) (e)	63,200
15,000	B&G Foods, Inc., 5.250%, 04/01/25	15,131
112,000	Ball Corp., 4.000%, 11/15/23	112,140
	Bank of America Corp.,
155,000	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	164,223
50,000	Series K, VAR, 8.000%, 01/30/18 (x) (y)	51,500
110,000	Series V, VAR, 5.125%, 06/17/19 (x) (y)	110,412
60,000	Series Z, VAR, 6.500%, 10/23/24 (x) (y)	65,475
	Bank of New York Mellon Corp. (The),
65,000	Series D, VAR, 4.500%, 06/20/23 (x) (y)	61,506
110,000	Series E, VAR, 4.950%, 06/20/20 (x) (y)	113,472
50,000	Berry Plastics Corp., 5.125%, 07/15/23	51,250
15,000	Biogen, Inc., 5.200%, 09/15/45	16,212
55,000	Blue Cube Spinco, Inc., 10.000%, 10/15/25	66,412
30,000	Boyd Gaming Corp., 6.875%, 05/15/23	32,325
55,000	Cablevision Systems Corp., 8.000%, 04/15/20	60,912
	CalAtlantic Group, Inc.,
7,000	5.250%, 06/01/26	6,974
39,000	5.875%, 11/15/24	40,950
19,000	California Resources Corp., 8.000%, 12/15/22 (e)	15,485
16,000	Callon Petroleum Co., 6.125%, 10/01/24 (e)	16,640
105,000	Calpine Corp., 5.250%, 06/01/26 (e)	106,575
8,000	Camelot Finance SA, 7.875%, 10/15/24 (e)	8,480
100,000	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20 (x) (y)	103,750
15,000	CBS Corp., 4.600%, 01/15/45	14,632
6,000	CCM Merger, Inc., 6.000%, 03/15/22 (e)	6,120
	CCO Holdings LLC,
10,000	5.125%, 05/01/27 (e)	10,069
164,000	5.750%, 01/15/24	170,560
75,000	5.750%, 02/15/26 (e)	78,750
45,000	5.875%, 05/01/27 (e)	47,250
	CDW LLC,
26,000	5.000%, 09/01/23	26,293
25,000	5.500%, 12/01/24	26,187
25,000	Celgene Corp., 5.000%, 08/15/45	26,161
	Centene Corp.,
124,000	4.750%, 05/15/22	127,410
40,000	4.750%, 01/15/25	40,225
30,000	Cequel Communications Holdings I LLC, 5.125%, 12/15/21 (e)	30,413
	CF Industries, Inc.,
11,000	4.500%, 12/01/26 (e)	11,173
32,000	5.150%, 03/15/34	29,920
46,000	5.375%, 03/15/44	40,135
69,000	Charter Communications Operating LLC, 6.484%, 10/23/45	79,607
15,000	Chemours Co. (The), 7.000%, 05/15/25	16,147
35,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25 (e)	36,487
	Chesapeake Energy Corp.,
19,000	4.875%, 04/15/22	17,100
9,000	6.125%, 02/15/21	8,730
17,000	8.000%, 01/15/25 (e)	17,000
20,000	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	20,975
87,000	Cinemark USA, Inc., 5.125%, 12/15/22	88,740

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
70,000	CIT Group, Inc., 5.375%, 05/15/20	74,594
22,000	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	23,650
25,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	25,312
	Citigroup, Inc.,
40,000	Series D, VAR, 5.350%, 05/15/23 (x) (y)	40,000
190,000	Series M, VAR, 6.300%, 05/15/24 (x) (y)	198,075
35,000	Series O, VAR, 5.875%, 03/27/20 (x) (y)	36,203
20,000	Series P, VAR, 5.950%, 05/15/25 (x) (y)	20,825
120,000	Series R, VAR, 6.125%, 11/15/20 (x) (y)	126,600
25,000	Series T, VAR, 6.250%, 08/15/26 (x) (y)	26,969
	Clear Channel Worldwide Holdings, Inc.,
60,000	Series B, 6.500%, 11/15/22	62,287
45,000	Series B, 7.625%, 03/15/20	45,394
44,000	Clearwater Paper Corp., 4.500%, 02/01/23	42,680
24,000	CNO Financial Group, Inc., 5.250%, 05/30/25	24,615
25,000	Columbia Pipeline Group, Inc., 5.800%, 06/01/45	29,147
	Comcast Corp.,
20,000	4.600%, 08/15/45	20,614
5,000	4.750%, 03/01/44	5,274
79,000	Commercial Metals Co., 4.875%, 05/15/23	80,580
	CommScope Technologies LLC,
13,000	5.000%, 03/15/27 (e)	12,980
60,000	6.000%, 06/15/25 (e)	62,850
	Community Health Systems, Inc.,
9,000	5.125%, 08/01/21	8,899
35,000	7.125%, 07/15/20	32,068
25,000	Consolidated Communications, Inc., 6.500%, 10/01/22	24,000
	Continental Resources, Inc.,
17,000	4.500%, 04/15/23	16,575
102,000	5.000%, 09/15/22	103,020
	Covanta Holding Corp.,
4,000	5.875%, 07/01/25	4,007
42,000	6.375%, 10/01/22	43,365
19,000	Crestwood Midstream Partners LP, 5.750%, 04/01/25 (e)	19,404
97,000	Crown Americas LLC, 4.500%, 01/15/23	99,182
	CSC Holdings LLC,
20,000	5.250%, 06/01/24	19,925
45,000	6.750%, 11/15/21	48,797
58,000	CST Brands, Inc., 5.000%, 05/01/23	59,885
30,000	CSX Corp., 4.250%, 11/01/66	27,213
69,000	CVR Partners LP, 9.250%, 06/15/23 (e)	70,811
	CyrusOne LP,
12,000	5.000%, 03/15/24 (e)	12,330
23,000	5.375%, 03/15/27 (e)	23,230
19,000	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25 (e)	19,166
35,000	DaVita, Inc., 5.125%, 07/15/24	35,350
	DCP Midstream Operating LP,
63,000	3.875%, 03/15/23	60,480
5,000	4.950%, 04/01/22	5,050
20,000	6.750%, 09/15/37 (e)	21,500
16,000	Devon Energy Corp., 5.000%, 06/15/45	16,049
	Diamond 1 Finance Corp.,
129,000	7.125%, 06/15/24 (e)	142,603
25,000	8.350%, 07/15/46 (e)	32,436
8,000	Diamondback Energy, Inc., 4.750%, 11/01/24 (e)	8,047
37,000	Diebold Nixdorf, Inc., 8.500%, 04/15/24	40,885
	DISH DBS Corp.,
30,000	5.875%, 11/15/24	31,500
147,000	6.750%, 06/01/21	158,668
35,000	7.750%, 07/01/26	40,688
24,000	Dole Food Co., Inc., 7.250%, 06/15/25 (e)	23,940
6,000	Dominion Gas Holdings LLC, 4.600%, 12/15/44	6,015
90,000	Dynegy, Inc., 7.625%, 11/01/24	85,837
4,000	Eagle II Acquisition Co. LLC, 6.000%, 04/01/25 (e)	4,120
219,000	Embarq Corp., 7.995%, 06/01/36	217,905
89,000	EMC Corp., 2.650%, 06/01/20	86,703
65,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	59,150
45,000	Energy Transfer Equity LP, 5.875%, 01/15/24	47,812
	Energy Transfer Partners LP,
5,000	5.150%, 02/01/43	4,667
8,000	6.125%, 12/15/45	8,524
35,000	EnerSys, 5.000%, 04/30/23 (e)	35,219
10,000	Ensco plc, 5.200%, 03/15/25	8,675
	Enterprise Products Operating LLC,
15,000	4.850%, 03/15/44	15,166
33,000	4.900%, 05/15/46	33,703
100,000	Envision Healthcare Corp., 5.625%, 07/15/22	102,500
	EP Energy LLC,
93,000	8.000%, 02/15/25 (e)	86,490
61,000	9.375%, 05/01/20	57,492

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Equinix, Inc.,
77,000	5.750%, 01/01/25	81,428
75,000	5.875%, 01/15/26	79,781
30,000	ERAC USA Finance LLC, 4.200%, 11/01/46 (e)	27,269
25,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	25,203
	Exelon Corp.,
25,000	4.450%, 04/15/46	24,762
6,000	5.100%, 06/15/45	6,485
	Express Scripts Holding Co.,
30,000	4.800%, 07/15/46	28,729
6,000	6.125%, 11/15/41	6,830
	FedEx Corp.,
40,000	4.550%, 04/01/46	40,018
5,000	4.750%, 11/15/45	5,119
15,000	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	15,037
	Fifth Third Bancorp,
55,000	VAR, 5.100%, 06/30/23 (x) (y)	54,450
30,000	Series J, VAR, 4.900%, 09/30/19 (x) (y)	29,400
79,000	Ford Motor Co., 4.750%, 01/15/43	74,199
	Freeport-McMoRan, Inc.,
10,000	3.550%, 03/01/22	9,275
65,000	3.875%, 03/15/23	59,775
42,000	4.000%, 11/14/21	40,530
60,000	5.450%, 03/15/43	50,550
211,000	Frontier Communications Corp., 8.500%, 04/15/20	222,605
62,000	FTI Consulting, Inc., 6.000%, 11/15/22	64,170
16,000	Gartner, Inc., 5.125%, 04/01/25 (e)	16,300
26,000	Gates Global LLC, 6.000%, 07/15/22 (e)	26,455
227,000	General Electric Co., Series D, VAR, 5.000%, 01/21/21 (x) (y)	239,201
	General Motors Co.,
29,000	6.250%, 10/02/43	31,950
30,000	6.750%, 04/01/46	35,128
35,000	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	38,062
45,000	GenOn Energy, Inc., 9.875%, 10/15/20	29,362
40,000	Gilead Sciences, Inc., 4.750%, 03/01/46	40,788
	GLP Capital LP,
22,000	4.875%, 11/01/20	23,027
25,000	5.375%, 11/01/23	26,500
15,000	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	15,900
	Goldman Sachs Group, Inc. (The),
100,000	Series L, VAR, 5.700%, 05/10/19 (x) (y)	103,390
250,000	Series M, VAR, 5.375%, 05/10/20 (x) (y)	255,625
30,000	Series O, VAR, 5.300%, 11/10/26 (x) (y)	30,562
	Goodyear Tire & Rubber Co. (The),
21,000	4.875%, 03/15/27	21,000
47,000	5.000%, 05/31/26	48,175
52,000	5.125%, 11/15/23	54,210
40,000	Gray Television, Inc., 5.125%, 10/15/24 (e)	39,500
20,000	Great Plains Energy, Inc., 4.850%, 04/01/47	20,497
40,000	Halliburton Co., 5.000%, 11/15/45	42,012
30,000	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	26,700
13,000	Harris Corp., 5.054%, 04/27/45	14,220
	HCA, Inc.,
72,000	4.250%, 10/15/19	74,520
98,000	4.750%, 05/01/23	102,165
44,000	5.875%, 03/15/22	48,400
44,000	6.500%, 02/15/20	48,153
25,000	Series 1, 5.875%, 05/01/23	27,000
30,000	HD Supply, Inc., 5.750%, 04/15/24 (e)	31,554
30,000	Hess Corp., 5.800%, 04/01/47	31,181
85,000	Hexion, Inc., 6.625%, 04/15/20	77,987
	Hilcorp Energy I LP,
47,000	5.000%, 12/01/24 (e)	44,062
17,000	5.750%, 10/01/25 (e)	16,405
10,000	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	9,875
15,000	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	15,750
	Hilton Worldwide Finance LLC,
11,000	4.625%, 04/01/25 (e)	11,110
4,000	4.875%, 04/01/27 (e)	4,040
	Hughes Satellite Systems Corp.,
40,000	5.250%, 08/01/26 (e)	39,900
20,000	6.625%, 08/01/26 (e)	20,450
45,000	IASIS Healthcare LLC, 8.375%, 05/15/19	43,087
39,000	Icahn Enterprises LP, 6.000%, 08/01/20	40,170
40,000	iHeartCommunications, Inc., 9.000%, 12/15/19	34,000
35,000	IHS Markit Ltd., 5.000%, 11/01/22 (e)	36,662
2,000	Ingles Markets, Inc., 5.750%, 06/15/23	2,015
289,000	International Lease Finance Corp., 8.250%, 12/15/20	341,051
20,000	International Wire Group, Inc., 10.750%, 08/01/21 (e)	19,450
87,000	Iron Mountain, Inc., 5.750%, 08/15/24	88,740
5,000	ITC Holdings Corp., 5.300%, 07/01/43	5,562

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
30,000	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	31,050
30,000	Jaguar Holding Co. II, 6.375%, 08/01/23 (e)	31,350
15,000	Kinder Morgan Energy Partners LP, 5.625%, 09/01/41	15,010
5,000	Kohl’s Corp., 5.550%, 07/17/45	4,522
8,000	Koppers, Inc., 6.000%, 02/15/25 (e)	8,260
	Kraft Heinz Foods Co.,
15,000	4.375%, 06/01/46	14,017
59,000	5.200%, 07/15/45	61,150
30,000	Kroger Co. (The), 3.875%, 10/15/46	26,917
53,000	L Brands, Inc., 5.625%, 10/15/23	55,385
14,000	Ladder Capital Finance Holdings LLLP, 5.250%, 03/15/22 (e)	14,105
	Lamb Weston Holdings, Inc.,
19,000	4.625%, 11/01/24 (e)	19,380
19,000	4.875%, 11/01/26 (e)	19,380
8,000	Landry’s, Inc., 6.750%, 10/15/24 (e)	8,300
	Level 3 Financing, Inc.,
25,000	5.250%, 03/15/26	25,156
76,000	5.375%, 05/01/25	77,330
40,000	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	40,000
27,000	LKQ Corp., 4.750%, 05/15/23	26,865
15,000	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	15,214
12,000	LYB International Finance BV, 4.875%, 03/15/44	12,464
25,000	Marathon Petroleum Corp., 4.750%, 09/15/44	22,604
20,000	Markel Corp., 5.000%, 04/05/46	20,624
20,000	Masonite International Corp., 5.625%, 03/15/23 (e)	20,410
45,000	MasTec, Inc., 4.875%, 03/15/23	44,438
35,000	Mediacom Broadband LLC, 6.375%, 04/01/23	36,663
	MetLife, Inc.,
95,000	Series C, VAR, 5.250%, 06/15/20 (x) (y)	98,000
	MGM Resorts International,
30,000	6.000%, 03/15/23	32,288
32,000	6.625%, 12/15/21	35,440
	Micron Technology, Inc.,
78,000	5.250%, 01/15/24 (e)	80,121
3,000	5.875%, 02/15/22	3,135
5,000	Microsoft Corp., 4.500%, 02/06/57	5,146
15,000	Molson Coors Brewing Co., 4.200%, 07/15/46	14,042
15,000	Momentive Performance Materials, Inc., 3.880%, 10/24/21	14,756
	Morgan Stanley,
250,000	Series H, VAR, 5.450%, 07/15/19 (x) (y)	254,525
90,000	Series J, VAR, 5.550%, 07/15/20 (x) (y)	92,592
15,000	MPLX LP, 5.200%, 03/01/47	15,090
40,000	Mylan NV, 5.250%, 06/15/46	40,909
15,000	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	15,309
55,000	Nationstar Mortgage LLC, 6.500%, 06/01/22	55,000
68,000	Navistar International Corp., 8.250%, 11/01/21	67,999
89,000	NCR Corp., 5.000%, 07/15/22	90,335
17,000	Netflix, Inc., 5.750%, 03/01/24	18,168
85,000	New Albertsons, Inc., 8.000%, 05/01/31	82,025
24,000	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	24,120
10,000	Newfield Exploration Co., 5.750%, 01/30/22	10,613
19,000	NGL Energy Partners LP, 6.125%, 03/01/25 (e)	18,430
20,000	Nielsen Co. Luxembourg SARL (The), 5.000%, 02/01/25 (e)	19,925
33,000	Nielsen Finance LLC, 4.500%, 10/01/20	33,578
	Noble Energy, Inc.,
5,000	5.050%, 11/15/44	5,099
5,000	5.250%, 11/15/43	5,200
34,000	Northern Trust Corp., Series D, VAR, 4.600%, 10/01/26 (x) (y)	33,320
83,000	NRG Energy, Inc., 6.625%, 03/15/23	84,919
66,000	NRG Yield Operating LLC, 5.375%, 08/15/24	66,990
18,000	Oasis Petroleum, Inc., 6.500%, 11/01/21	18,045
17,000	Olin Corp., 5.125%, 09/15/27	17,287
8,000	ONEOK Partners LP, 6.200%, 09/15/43	8,955
20,000	ONEOK, Inc., 4.250%, 02/01/22	20,400
21,000	Orbital ATK, Inc., 5.500%, 10/01/23	21,630
26,000	Oshkosh Corp., 5.375%, 03/01/25	26,845
50,000	Outfront Media Capital LLC, 5.625%, 02/15/24	52,250
30,000	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25 (e)	32,063
38,000	Parker Drilling Co., 6.750%, 07/15/22	33,820
14,000	Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	14,175
13,000	PBF Holding Co. LLC, 7.000%, 11/15/23	13,033

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	Penske Automotive Group, Inc.,
9,000	5.500%, 05/15/26	8,820
17,000	5.750%, 10/01/22	17,595
18,000	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	18,405
49,000	Phillips 66, 4.875%, 11/15/44	49,195
15,000	Phillips 66 Partners LP, 4.900%, 10/01/46	14,278
	Plains All American Pipeline LP,
3,000	4.700%, 06/15/44	2,714
3,000	4.900%, 02/15/45	2,804
45,000	PNC Financial Services Group, Inc. (The), VAR, 6.750%, 08/01/21 (x) (y)	50,316
61,000	PolyOne Corp., 5.250%, 03/15/23	61,458
40,000	Post Holdings, Inc., 5.500%, 03/01/25 (e)	39,900
95,000	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	104,144
	Prudential Financial, Inc.,
29,000	VAR, 5.375%, 05/15/45	30,349
130,000	VAR, 5.625%, 06/15/43	139,295
116,000	PVH Corp., 4.500%, 12/15/22	117,160
	QEP Resources, Inc.,
44,000	5.375%, 10/01/22	43,340
24,000	6.875%, 03/01/21	25,500
26,000	Qorvo, Inc., 7.000%, 12/01/25	28,730
69,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	67,793
30,000	Radian Group, Inc., 7.000%, 03/15/21	33,188
	Range Resources Corp.,
17,000	4.875%, 05/15/25	16,278
55,000	5.000%, 03/15/23 (e)	54,175
	Regal Entertainment Group,
30,000	5.750%, 06/15/23	31,125
30,000	5.750%, 02/01/25	30,975
33,000	Revlon Consumer Products Corp., 6.250%, 08/01/24	32,918
26,000	Reynolds American, Inc., 5.850%, 08/15/45	30,556
14,000	Rice Energy, Inc., 7.250%, 05/01/23	14,910
10,000	Rockies Express Pipeline LLC, 5.625%, 04/15/20 (e)	10,525
27,000	Rowan Cos., Inc., 7.375%, 06/15/25	27,203
	RSP Permian, Inc.,
8,000	5.250%, 01/15/25 (e)	8,060
23,000	6.625%, 10/01/22	24,208
30,000	Sabre GLBL, Inc., 5.250%, 11/15/23 (e)	30,675
	Scientific Games International, Inc.,
30,000	7.000%, 01/01/22 (e)	32,062
30,000	10.000%, 12/01/22	31,988
10,000	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26 (e)	10,125
27,000	Service Corp. International, 5.375%, 05/15/24	28,089
95,000	SESI LLC, 7.125%, 12/15/21	96,188
50,000	Sinclair Television Group, Inc., 5.875%, 03/15/26 (e)	51,250
	Sirius XM Radio, Inc.,
30,000	4.625%, 05/15/23 (e)	30,675
40,000	5.375%, 04/15/25 (e)	40,940
27,000	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	26,646
	SM Energy Co.,
18,000	5.000%, 01/15/24	17,010
17,000	5.625%, 06/01/25	16,269
6,000	Sonic Automotive, Inc., 6.125%, 03/15/27 (e)	6,008
10,000	Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (e)	10,104
32,000	Southern Power Co., Series F, 4.950%, 12/15/46	31,632
25,000	Spectra Energy Partners LP, 4.500%, 03/15/45	23,349
25,000	Springleaf Finance Corp., 7.750%, 10/01/21	26,625
	Sprint Capital Corp.,
50,000	6.875%, 11/15/28	52,813
50,000	8.750%, 03/15/32	60,125
100,000	Sprint Communications, Inc., 6.000%, 11/15/22	102,250
200,000	Sprint Corp., 7.875%, 09/15/23	221,500
35,000	Standard Industries, Inc., 5.000%, 02/15/27 (e)	34,300
120,000	State Street Corp., Series F, VAR, 5.250%, 09/15/20 (x) (y)	125,700
	Steel Dynamics, Inc.,
10,000	5.000%, 12/15/26 (e)	10,125
23,000	5.250%, 04/15/23	23,690
26,000	6.375%, 08/15/22	27,073
50,000	Summit Materials LLC, 6.125%, 07/15/23	51,000
	Sunoco Logistics Partners Operations LP,
12,000	5.300%, 04/01/44	11,645
40,000	5.350%, 05/15/45	38,998
50,000	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19 (x) (y)	52,250
	SUPERVALU, Inc.,
45,000	6.750%, 06/01/21	44,775
85,000	7.750%, 11/15/22	83,406

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
42,000	Symantec Corp., 5.000%, 04/15/25 (e)	42,980
20,000	Sysco Corp., 4.500%, 04/01/46	19,992
	Targa Resources Partners LP,
35,000	4.250%, 11/15/23	34,213
45,000	5.125%, 02/01/25 (e)	46,350
44,000	5.250%, 05/01/23	44,990
15,000	5.375%, 02/01/27 (e)	15,525
35,000	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	34,300
50,000	TEGNA, Inc., 6.375%, 10/15/23	52,875
	Teleflex, Inc.,
15,000	4.875%, 06/01/26	15,075
98,000	5.250%, 06/15/24	99,960
25,000	Tempur Sealy International, Inc., 5.500%, 06/15/26	24,650
	Tenet Healthcare Corp.,
16,000	5.500%, 03/01/19	16,200
85,000	6.000%, 10/01/20	89,887
16,000	8.000%, 08/01/20	16,160
31,000	8.125%, 04/01/22	32,318
43,000	Tenneco, Inc., 5.375%, 12/15/24	44,290
53,000	Terex Corp., 5.625%, 02/01/25 (e)	53,795
40,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	44,850
50,000	TerraForm Power Operating LLC, SUB, 6.625%, 06/15/25 (e)	53,375
	Tesoro Corp.,
29,000	4.750%, 12/15/23 (e)	29,931
26,000	5.375%, 10/01/22	26,910
	Tesoro Logistics LP,
20,000	5.250%, 01/15/25	20,875
83,000	6.125%, 10/15/21	86,839
35,000	6.250%, 10/15/22	36,969
14,000	Titan International, Inc., 6.875%, 10/01/20	14,455
	T-Mobile USA, Inc.,
17,000	5.125%, 04/15/25	17,595
13,000	5.375%, 04/15/27	13,423
205,000	6.375%, 03/01/25	220,887
11,000	Toll Brothers Finance Corp., 5.875%, 02/15/22	11,935
11,000	Tops Holding LLC, 8.000%, 06/15/22 (e)	9,020
	TransDigm, Inc.,
74,000	6.000%, 07/15/22	74,969
12,000	6.500%, 07/15/24	12,150
13,000	6.500%, 05/15/25 (e)	13,114
51,000	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	52,658
	Transocean, Inc.,
9,000	5.550%, 10/15/22	8,466
32,000	6.800%, 03/15/38	26,320
55,000	9.000%, 07/15/23 (e)	58,712
35,000	9.100%, 12/15/41	33,425
77,000	United Continental Holdings, Inc., 5.000%, 02/01/24	76,711
	United Rentals North America, Inc.,
5,000	5.500%, 05/15/27	5,050
5,000	5.875%, 09/15/26	5,213
130,000	6.125%, 06/15/23	135,850
25,000	Uniti Group, Inc., 6.000%, 04/15/23 (e)	25,937
15,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	15,563
90,000	Univision Communications, Inc., 5.125%, 02/15/25 (e)	88,538
	US Bancorp,
65,000	Series I, VAR, 5.125%, 01/15/21 (x) (y)	68,087
45,000	Series J, VAR, 5.300%, 04/15/27 (x) (y)	45,844
15,000	US Concrete, Inc., 6.375%, 06/01/24	15,525
	Valeant Pharmaceuticals International, Inc.,
20,000	6.375%, 10/15/20 (e)	18,100
51,000	6.500%, 03/15/22 (e)	52,466
160,000	7.000%, 10/01/20 (e)	145,600
23,000	7.000%, 03/15/24 (e)	23,604
	Verizon Communications, Inc.,
35,000	4.522%, 09/15/48	31,857
39,000	4.862%, 08/21/46	37,505
10,000	5.012%, 04/15/49 (e)	9,724
10,000	5.500%, 03/16/47	10,484
15,000	Versum Materials, Inc., 5.500%, 09/30/24 (e)	15,506
92,000	Vertiv Group Corp., 9.250%, 10/15/24 (e)	98,440
	Viacom, Inc.,
27,000	4.375%, 03/15/43	23,397
20,000	VAR, 5.875%, 02/28/57	20,400
20,000	VAR, 6.250%, 02/28/57	20,050
	Voya Financial, Inc.,
15,000	4.800%, 06/15/46	14,821
50,000	VAR, 5.650%, 05/15/53	50,875
10,000	W&T Offshore, Inc., 8.500%, 06/15/19	8,075
21,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	21,474
	Weatherford International Ltd.,
18,000	4.500%, 04/15/22	17,235

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
9,000	5.950%, 04/15/42	7,830
24,000	6.500%, 08/01/36	22,680
9,000	6.750%, 09/15/40	8,550
9,000	7.000%, 03/15/38	8,707
23,000	7.750%, 06/15/21	24,811
5,000	8.250%, 06/15/23	5,438
	Wells Fargo & Co.,
85,000	Series K, VAR, 7.980%, 03/15/18 (x) (y)	88,506
140,000	Series S, VAR, 5.900%, 06/15/24 (x) (y)	146,174
45,000	West Corp., 5.375%, 07/15/22 (e)	44,213
5,000	Western Gas Partners LP, 5.450%, 04/01/44	5,135
16,000	Western Refining, Inc., 6.250%, 04/01/21	16,540
71,000	Whiting Petroleum Corp., 5.000%, 03/15/19	70,823
106,000	Williams Cos., Inc. (The), 4.550%, 06/24/24	106,795
60,000	WMG Acquisition Corp., 5.000%, 08/01/23 (e)	60,600
40,000	Wynn Las Vegas LLC, 5.375%, 03/15/22	40,950
	XPO Logistics, Inc.,
10,000	6.125%, 09/01/23 (e)	10,400
30,000	6.500%, 06/15/22 (e)	31,500
19,000	Yum! Brands, Inc., 3.875%, 11/01/23	18,573
	Zayo Group LLC,
10,000	5.750%, 01/15/27 (e)	10,548
25,000	6.000%, 04/01/23	26,406
15,000	6.375%, 05/15/25	16,191

		19,052,697

	Total Corporate Bonds (Cost $21,092,584)	21,531,125

SHARES
Investment Companies — 14.3% (b)
123,819	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,011,603
113,701	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,690,158
217,841	JPMorgan Equity Income Fund, Class R6 Shares	3,411,392

	Total Investment Companies (Cost $6,554,544)	7,113,153

Preferred Stocks — 0.4%
	United States — 0.4%
2,000	BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @	49,880
5,000	Dominion Resources, Inc., Series A, 5.250%, 07/30/76 ($25 par value)	118,850
1,000	Southern Co. (The), 5.250%, 10/01/76 ($25 par value)	23,950
1,000	State Street Corp., Series G, VAR, 5.350%, 03/15/26 ($25 par value) @	26,330

	Total Preferred Stocks (Cost $220,513)	219,010

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
166,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $165,810)	165,598

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
1,008,153	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $1,008,153)	1,008,153

	Total Investments — 97.3% (Cost $46,344,492)	48,443,732
	Other Assets in Excess of Liabilities — 2.7%	1,329,262

	NET ASSETS — 100.0%	$49,772,994

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2017

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	7.6%
Equity Real Estate Investment Trusts (REITs)	7.5
Equity Funds	7.0
Oil, Gas & Consumable Fuels	6.8
Banks	6.7
Diversified Financial Services	4.7
Media	4.2
Capital Markets	3.7
Diversified Telecommunication Services	3.6
Pharmaceuticals	3.0
Insurance	3.0
Health Care Providers & Services	2.4
Metals & Mining	2.4
Collateralized Mortgage Obligations	2.2
Asset-Backed Securities	1.8
Wireless Telecommunication Services	1.7
Trading Companies & Distributors	1.5
Chemicals	1.4
Auto Components	1.4
Technology Hardware, Storage & Peripherals	1.3
Energy Equipment & Services	1.3
Aerospace & Defense	1.2
Tobacco	1.1
Electric Utilities	1.1
Hotels, Restaurants & Leisure	1.1
Independent Power & Renewable Electricity Producers	1.1
Others (each less than 1.0%)	17.1
Short-Term Investment	2.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(9)	Euro FX	06/19/17	USD	$(1,206,225)	$(12,674)
(13)	GBP FX	06/19/17	USD	(1,020,175)	(30,637)
(40)	5 Year U.S Treasury Note	06/30/17	USD	(4,709,063)	(7,584)

					$(50,895)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2017.
CVA	—	Dutch Certification
GBP	—	British Pound
REIT	—	Real Estate Investment Trust.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2017.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2017.
(x)	—

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2017.

(y)	—	Preferred Security.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of March 31, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,478,745
Aggregate gross unrealized depreciation	(379,505)

Net unrealized appreciation/depreciation	$2,099,240

Federal income tax cost of investments	$46,344,492

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$1,011,385	$1,309,135	$2,320,520
Collateralized Mortgage Obligations
United States	—	1,664,633	—	1,664,633
Commercial Mortgage-Backed Securities
United States	—	52,298	—	52,298
Common Stocks
Australia	—	296,827	—	296,827
Belgium	—	262,044	—	262,044
Canada	156,413	—	—	156,413
China	—	41,836	—	41,836
Czech Republic	97,429	—	—	97,429
Denmark	—	206,199	—	206,199
Finland	—	307,067	—	307,067
France	9,289	905,802	—	915,091
Germany	—	641,083	—	641,083
Hong Kong	—	82,016	—	82,016
Ireland	—	15,272	—	15,272
Italy	1,961	139,576	—	141,537
Japan	42,926	619,852	—	662,778
Netherlands	24,960	479,264	—	504,224
Norway	—	90,963	—	90,963
Portugal	—	35,755	—	35,755
Singapore	—	11,574	—	11,574
South Africa	—	17,129	—	17,129
Spain	—	351,322	—	351,322
Sweden	—	155,806	—	155,806
Switzerland	—	389,432	—	389,432
United Kingdom	18,675	2,445,338	—	2,464,013
United States	6,523,432	—	—	6,523,432

Total Common Stocks	6,875,085	7,494,157	—	14,369,242

Corporate Bonds
Australia	—	36,750	—	36,750
Belgium	—	21,595	—	21,595
Canada	—	767,982	—	767,982
Finland	—	49,879	—	49,879
Ireland	—	34,320	—	34,320
Israel	—	38,475	—	38,475
Luxembourg	—	544,785	—	544,785
Mexico	—	206,580	—	206,580
Netherlands	—	23,460	—	23,460
Switzerland	—	203,184	—	203,184
United Arab Emirates	—	42,187	—	42,187
United Kingdom	—	509,231	—	509,231
United States	—	19,052,697	—	19,052,697

Total Corporate Bonds	—	21,531,125	—	21,531,125

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies
United States	$7,113,153	$—	$–	$7,113,153
Preferred Stocks
United States	219,010	—	—	219,010
U.S. Treasury Obligation
United States	—	165,598	—	165,598
Short-Term Investment
Investment Company	1,008,153	—	—	1,008,153

Total Investments in Securities	$15,215,401	$31,919,196	$1,309,135	$48,443,732

Depreciation in Other Financial Instruments
Futures Contracts	$(50,895)	$—	$—	$(50,895)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended March 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017
Investments in Securities
Asset-Backed Securities	$1,835,227	$—	$5,827	$1,043	$—	$(69,517)	$—	$(463,445)	$1,309,135

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers from level 3 and level 2 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended March 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to $5,827.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,309,135	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 12.00% (5.28%)
			Constant Default Rate	2.83% - 6.90% (4.24%)
			Yield (Discount Rate of Cash Flows)	3.46% - 6.93% (4.75%)

Asset-Backed Securities	1,309,135

Total	$1,309,135

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Interpid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 10.1%
	Auto Components — 1.0%
4,825	Visteon Corp. (a)	472,609

	Automobiles — 0.9%
4,275	Thor Industries, Inc.	410,956

	Hotels, Restaurants & Leisure — 1.4%
3,150	Brinker International, Inc.	138,474
3,525	Darden Restaurants, Inc.	294,937
1,250	Vail Resorts, Inc.	239,875

		673,286

	Household Durables — 0.7%
9,500	DR Horton, Inc.	316,445

	Media — 1.8%
25	Cable One, Inc.	15,612
1,400	Discovery Communications, Inc., Class C (a)	39,634
15,025	Liberty Media Corp.-Liberty SiriusXM, Class A (a)	584,773
4,925	Viacom, Inc., Class B	229,603

		869,622

	Multiline Retail — 0.8%
12,825	Macy’s, Inc.	380,133

	Specialty Retail — 3.5%
21,925	Best Buy Co., Inc.	1,077,614
5,150	Foot Locker, Inc.	385,271
1,725	Ross Stores, Inc.	113,626
175	Ulta Beauty, Inc. (a)	49,915

		1,626,426

	Total Consumer Discretionary	4,749,477

	Consumer Staples — 6.7%
	Food & Staples Retailing — 1.4%
15,725	Rite Aid Corp. (a)	66,831
9,175	Sysco Corp.	476,366
3,375	US Foods Holding Corp. (a)	94,433

		637,630

	Food Products — 4.2%
6,500	Ingredion, Inc.	782,795
19,225	Pilgrim’s Pride Corp.	432,658
12,625	Tyson Foods, Inc., Class A	779,089

		1,994,542

	Personal Products — 1.1%
2,925	Herbalife Ltd. (a)	170,060
6,075	Nu Skin Enterprises, Inc., Class A	337,405

		507,465

	Total Consumer Staples	3,139,637

	Energy — 5.9%
	Energy Equipment & Services — 1.5%
9,351	Baker Hughes, Inc.	559,377
11,625	Ensco plc, Class A	104,044
2,800	Rowan Cos. plc, Class A (a)	43,624

		707,045

	Oil, Gas & Consumable Fuels — 4.4%
2,575	Cimarex Energy Co.	307,687
4,425	Devon Energy Corp.	184,611
1,200	Gulfport Energy Corp. (a)	20,628
22,400	Marathon Oil Corp.	353,920
2,075	Marathon Petroleum Corp.	104,870
2,300	Murphy Oil Corp.	65,757
340	Noble Energy, Inc.	11,676
1,125	ONEOK, Inc.	62,370
2,750	PBF Energy, Inc., Class A	60,967
15,550	QEP Resources, Inc. (a)	197,641
975	Rice Energy, Inc. (a)	23,108
2,475	Tesoro Corp.	200,623
1,425	Valero Energy Corp.	94,463
7,900	World Fuel Services Corp.	286,375
8,075	WPX Energy, Inc. (a)	108,124

		2,082,820

	Total Energy	2,789,865

	Financials — 12.1%
	Banks — 4.2%
1,700	Citizens Financial Group, Inc.	58,735
2,575	East West Bancorp, Inc.	132,896
1,150	Fifth Third Bancorp	29,210
10,575	KeyCorp	188,023
15,775	Popular, Inc., (Puerto Rico)	642,516
14,000	Regions Financial Corp.	203,420
550	Signature Bank (a)	81,614
1,000	SVB Financial Group (a)	186,090
8,875	Synovus Financial Corp.	364,053
2,775	Zions Bancorp	116,550

		2,003,107

	Capital Markets — 1.6%
143	Donnelley Financial Solutions, Inc. (a)	2,758
2,250	Intercontinental Exchange, Inc.	134,708
800	Lazard Ltd., Class A	36,792
3,250	MSCI, Inc.	315,867
3,625	Raymond James Financial, Inc.	276,443

		766,568

	Consumer Finance — 1.9%
5,800	Discover Financial Services	396,662
14,250	Synchrony Financial	488,775

JPMorgan Insurance Trust Interpid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued

		885,437

	Diversified Financial Services — 0.2%
1,950	Voya Financial, Inc.	74,022

	Insurance — 4.2%
2,925	Allied World Assurance Co. Holdings AG	155,318
2,975	American Financial Group, Inc.	283,874
200	American National Insurance Co.	23,606
925	Aon plc	109,788
700	Arch Capital Group Ltd. (a)	66,339
1,425	Aspen Insurance Holdings Ltd., (Bermuda)	74,171
1,425	Assurant, Inc.	136,330
2,125	Assured Guaranty Ltd.	78,859
325	Everest Re Group Ltd.	75,988
675	First American Financial Corp.	26,514
597	FNF Group	23,247
3,100	Hanover Insurance Group, Inc. (The)	279,186
1,950	Hartford Financial Services Group, Inc. (The)	93,737
1,325	Lincoln National Corp.	86,721
1,775	Principal Financial Group, Inc.	112,020
1,100	Progressive Corp. (The)	43,098
900	Torchmark Corp.	69,336
4,075	Unum Group	191,077
900	Validus Holdings Ltd.	50,751

		1,979,960

	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
1,000	Annaly Capital Management, Inc.	11,110
475	Chimera Investment Corp.	9,586

		20,696

	Total Financials	5,729,790

	Health Care — 9.7%
	Biotechnology — 1.5%
1,150	ACADIA Pharmaceuticals, Inc. (a)	39,537
2,650	Alnylam Pharmaceuticals, Inc. (a)	135,812
800	BioMarin Pharmaceutical, Inc. (a)	70,224
1,700	Incyte Corp. (a)	227,239
800	Intercept Pharmaceuticals, Inc. (a)	90,480
2,600	Juno Therapeutics, Inc. (a)	57,694
1,275	Neurocrine Biosciences, Inc. (a)	55,207
725	Seattle Genetics, Inc. (a)	45,574

		721,767

	Health Care Equipment & Supplies — 4.0%
7,925	Hill-Rom Holdings, Inc.	559,505
15,325	Hologic, Inc. (a)	652,079
5,500	Zimmer Biomet Holdings, Inc.	671,605

		1,883,189

	Health Care Providers & Services — 3.3%
7,925	AmerisourceBergen Corp.	701,362
675	Centene Corp. (a)	48,101
15,325	Premier, Inc., Class A (a)	487,795
2,175	WellCare Health Plans, Inc. (a)	304,957

		1,542,215

	Pharmaceuticals — 0.9%
10,775	Endo International plc (a)	120,249
3,550	Mallinckrodt plc (a)	158,223
2,150	Perrigo Co. plc	142,739

		421,211

	Total Health Care	4,568,382

	Industrials — 15.9%
	Aerospace & Defense — 4.0%
5,775	HEICO Corp., Class A	433,125
4,591	Huntington Ingalls Industries, Inc.	919,302
1,750	L3 Technologies, Inc.	289,257
150	Northrop Grumman Corp.	35,676
3,225	Spirit AeroSystems Holdings, Inc., Class A	186,792

		1,864,152

	Airlines — 2.6%
11,000	JetBlue Airways Corp. (a)	226,710
14,225	United Continental Holdings, Inc. (a)	1,004,854

		1,231,564

	Building Products — 0.1%
425	Owens Corning	26,082

	Commercial Services & Supplies — 0.9%
10,025	KAR Auction Services, Inc.	437,791
143	LSC Communications, Inc.	3,598

		441,389

	Construction & Engineering — 1.0%
1,375	Fluor Corp.	72,352
3,500	Jacobs Engineering Group, Inc.	193,480
12,685	KBR, Inc.	190,656

		456,488

	Electrical Equipment — 0.5%
3,300	Regal Beloit Corp.	249,645

	Machinery — 2.0%
6,275	Crane Co.	469,558
2,895	Parker-Hannifin Corp.	464,127

		933,685

	Professional Services — 2.7%
9,625	ManpowerGroup, Inc.	987,236
7,225	TransUnion (a)	277,079

		1,264,315

	Road & Rail — 0.1%
775	Landstar System, Inc.	66,379

JPMorgan Insurance Trust Interpid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — 2.0%
13,725	WESCO International, Inc. (a)	954,574

	Total Industrials	7,488,273

	Information Technology — 16.4%
	Communications Equipment — 1.0%
12,800	ARRIS International plc (a)	338,560
925	F5 Networks, Inc. (a)	131,877

		470,437

	Electronic Equipment, Instruments & Components — 0.8%
350	Arrow Electronics, Inc. (a)	25,693
3,175	Avnet, Inc.	145,288
6,175	Fitbit, Inc., Class A (a)	36,556
2,600	FLIR Systems, Inc.	94,328
2,200	Keysight Technologies, Inc. (a)	79,508

		381,373

	Internet Software & Services — 0.7%
3,100	InterActiveCorp (a)	228,532
8,975	Pandora Media, Inc. (a)	105,995
450	Yelp, Inc. (a)	14,737

		349,264

	IT Services — 2.7%
3,425	Computer Sciences Corp.	236,359
2,225	Leidos Holdings, Inc.	113,787
4,725	Square, Inc., Class A (a)	81,648
3,450	Total System Services, Inc.	184,437
10,650	Vantiv, Inc., Class A (a)	682,878

		1,299,109

	Semiconductors & Semiconductor Equipment — 4.0%
12,125	Applied Materials, Inc.	471,662
725	KLA-Tencor Corp.	68,926
1,050	Lam Research Corp.	134,778
59,875	Marvell Technology Group Ltd., (Bermuda)	913,693
3,775	Micron Technology, Inc. (a)	109,097
9,100	ON Semiconductor Corp. (a)	140,959
325	Skyworks Solutions, Inc.	31,844

		1,870,959

	Software — 2.2%
3,050	Activision Blizzard, Inc.	152,073
3,900	Citrix Systems, Inc. (a)	325,221
24,450	Nuance Communications, Inc. (a)	423,229
1,500	Snap, Inc., Class A (a)	33,795
30,350	Zynga, Inc., Class A (a)	86,498

		1,020,816

	Technology Hardware, Storage & Peripherals — 5.0%
16,175	NCR Corp. (a)	738,874
10,075	Western Digital Corp.	831,490
107,900	Xerox Corp.	791,986

		2,362,350

	Total Information Technology	7,754,308

	Materials — 5.4%
	Chemicals — 1.6%
12,250	Cabot Corp.	733,897
525	Huntsman Corp.	12,884

		746,781

	Containers & Packaging — 1.9%
2,225	Avery Dennison Corp.	179,335
9,900	Berry Plastics Group, Inc. (a)	480,843
3,875	International Paper Co.	196,772
1,300	Sealed Air Corp.	56,654

		913,604

	Metals & Mining — 1.9%
1,375	Newmont Mining Corp.	45,320
1,375	Reliance Steel & Aluminum Co.	110,028
18,400	Steel Dynamics, Inc.	639,584
2,225	United States Steel Corp.	75,227

		870,159

	Total Materials	2,530,544

	Real Estate — 10.2%
	Equity Real Estate Investment Trusts (REITs) — 10.2%
2,650	American Campus Communities, Inc.	126,113
12,325	American Homes 4 Rent, Class A	282,982
2,375	Apartment Investment & Management Co., Class A	105,331
23,275	Apple Hospitality REIT, Inc.	444,552
375	Boston Properties, Inc.	49,654
4,675	Brixmor Property Group, Inc.	100,325
9,600	CoreCivic, Inc.	301,632
7,250	Corporate Office Properties Trust	239,975
825	Crown Castle International Corp.	77,921
2,375	CyrusOne, Inc.	122,241
475	Digital Realty Trust, Inc.	50,535
1,325	Douglas Emmett, Inc.	50,880
2,296	Equinix, Inc.	919,250
12,450	Equity Commonwealth (a)	388,689
1,975	Equity LifeStyle Properties, Inc.	152,194
1,875	Liberty Property Trust	72,281
2,285	Mid-America Apartment Communities, Inc.	232,476
5,025	Outfront Media, Inc.	133,414
1,000	Regency Centers Corp.	66,390
6,100	Retail Properties of America, Inc., Class A	87,962
150	SL Green Realty Corp.	15,993

JPMorgan Insurance Trust Interpid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
18,400	Spirit Realty Capital, Inc.	186,392
1,125	Taubman Centers, Inc.	74,273
122	Ventas, Inc.	7,935
1,825	Vornado Realty Trust	183,066
600	Welltower, Inc.	42,492
8,300	Weyerhaeuser Co.	282,034

	Total Real Estate	4,796,982

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
8,475	CenturyLink, Inc.	199,756

	Wireless Telecommunication Services — 0.3%
7,075	Sprint Corp. (a)	61,411
2,725	Telephone & Data Systems, Inc.	72,240

		133,651

	Total Telecommunication Services	333,407

	Utilities — 6.0%
	Electric Utilities — 1.7%
3,125	Alliant Energy Corp.	123,781
4,700	Edison International	374,167
5,950	FirstEnergy Corp.	189,329
2,700	Great Plains Energy, Inc.	78,894
325	Pinnacle West Capital Corp.	27,099

		793,270

	Gas Utilities — 1.0%
9,587	UGI Corp.	473,598

	Independent Power & Renewable Electricity Producers — 1.6%
39,300	NRG Energy, Inc.	734,910

	Multi-Utilities — 1.7%
1,925	Ameren Corp.	105,086
5,005	CenterPoint Energy, Inc.	137,988
4,700	CMS Energy Corp.	210,278
1,425	Consolidated Edison, Inc.	110,665
775	DTE Energy Co.	79,135
3,775	Public Service Enterprise Group, Inc.	167,421

		810,573

	Total Utilities	2,812,351

	Total Common Stocks (Cost $37,836,403)	46,693,016

Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
6,425	Safeway, Inc., PDC CVR expiring 01/30/17 (a)	321
6,425	Safeway, Inc., Casa Ley CVR expiring 01/30/18 (a)	418

	Total Rights (Cost $-)	739

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
500,917	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $500,917)	500,917

	Total Investments — 100.2% (Cost $38,337,320)	47,194,672
	Liabilities in Excess of Other Assets — (0.2)%	(79,024)

	NET ASSETS — 100.0%	$47,115,648

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Interpid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	S&P Midcap 400	06/16/17	USD	$343,640	$3,211

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,281,527
Aggregate gross unrealized depreciation	(1,424,175)

Net unrealized appreciation/depreciation	$8,857,352

Federal income tax cost of investments	$38,337,320

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected here.in.

JPMorgan Insurance Trust Interpid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$47,193,933	$–	$739	$47,194,672

Appreciation in Other Financial Instruments
Futures Contracts	$3,211	$–	$–	$3,211

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between level 1 and level 2 during the period ended March 31, 2017.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
	Consumer Discretionary — 17.4%
	Auto Components — 0.9%
125,270	BorgWarner, Inc.	5,235,033

	Distributors — 0.7%
45,869	Genuine Parts Co.	4,238,754

	Hotels, Restaurants & Leisure — 1.5%
45,911	Hilton Grand Vacations, Inc. (a)	1,315,810
87,596	Hilton Worldwide Holdings, Inc.	5,120,862
21,056	Marriott International, Inc., Class A	1,983,054

		8,419,726

	Household Durables — 3.3%
48,790	Mohawk Industries, Inc. (a)	11,196,817
161,879	Newell Brands, Inc.	7,635,833

		18,832,650

	Internet & Direct Marketing Retail — 1.4%
65,040	Expedia, Inc.	8,206,097

	Media — 1.9%
71,392	CBS Corp. (Non-Voting), Class B	4,951,749
93,380	DISH Network Corp., Class A (a)	5,928,696

		10,880,445

	Multiline Retail — 1.8%
138,350	Kohl’s Corp.	5,507,714
101,790	Nordstrom, Inc.	4,740,360

		10,248,074

	Specialty Retail — 4.3%
6,888	AutoZone, Inc. (a)	4,980,368
99,455	Bed Bath & Beyond, Inc.	3,924,494
94,840	Best Buy Co., Inc.	4,661,386
172,620	Gap, Inc. (The)	4,192,940
71,760	Tiffany & Co.	6,838,728

		24,597,916

	Textiles, Apparel & Luxury Goods — 1.6%
55,760	PVH Corp.	5,769,487
41,080	Ralph Lauren Corp.	3,352,950

		9,122,437

	Total Consumer Discretionary	99,781,132

	Consumer Staples — 6.2%
	Beverages — 2.2%
32,160	Constellation Brands, Inc., Class A	5,212,171
74,481	Dr Pepper Snapple Group, Inc.	7,293,180

		12,505,351

	Food & Staples Retailing — 1.1%
213,174	Kroger Co. (The)	6,286,501

	Food Products — 0.7%
49,580	TreeHouse Foods, Inc. (a)	4,197,443

	Household Products — 0.5%
47,970	Energizer Holdings, Inc.	2,674,327

	Personal Products — 1.7%
257,300	Coty, Inc., Class A	4,664,849
69,240	Edgewell Personal Care Co. (a)	5,064,214

		9,729,063

	Total Consumer Staples	35,392,685

	Energy — 6.0%
	Oil, Gas & Consumable Fuels — 6.0%
215,383	Energen Corp. (a)	11,725,451
168,060	EQT Corp.	10,268,466
187,100	PBF Energy, Inc., Class A	4,148,007
200,150	Southwestern Energy Co. (a)	1,635,225
217,390	Williams Cos., Inc. (The)	6,432,570

	Total Energy	34,209,719

	Financials — 21.0%
	Banks — 7.3%
157,080	Citizens Financial Group, Inc.	5,427,114
293,350	Fifth Third Bancorp	7,451,090
59,410	First Republic Bank	5,573,252
324,310	Huntington Bancshares, Inc.	4,342,511
59,358	M&T Bank Corp.	9,184,463
137,750	SunTrust Banks, Inc.	7,617,575
49,660	Zions Bancorp	2,085,720

		41,681,725

	Capital Markets — 4.6%
32,260	Ameriprise Financial, Inc.	4,183,477
180,880	Invesco Ltd.	5,540,354
64,110	Northern Trust Corp.	5,550,644
70,250	Raymond James Financial, Inc.	5,357,265
85,600	T Rowe Price Group, Inc.	5,833,640

		26,465,380

	Consumer Finance — 0.7%
200,750	Ally Financial, Inc.	4,081,248

	Insurance — 8.4%
5,418	Alleghany Corp. (a)	3,330,228
21,483	Chubb Ltd.	2,927,059
151,220	Hartford Financial Services Group, Inc. (The)	7,269,145
227,370	Loews Corp.	10,634,095
90,200	Marsh & McLennan Cos., Inc.	6,664,878
80,040	Progressive Corp. (The)	3,135,967
95,420	Unum Group	4,474,244
38,010	WR Berkley Corp.	2,684,646
171,700	XL Group Ltd., (Bermuda)	6,843,962

		47,964,224

	Total Financials	120,192,577

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care — 4.9%
	Health Care Providers & Services — 4.9%
59,800	AmerisourceBergen Corp.	5,292,300
36,040	Cigna Corp.	5,279,500
32,060	Henry Schein, Inc. (a)	5,449,238
29,890	Humana, Inc.	6,161,525
10,330	Laboratory Corp. of America Holdings (a)	1,482,045
35,711	Universal Health Services, Inc., Class B	4,444,234

	Total Health Care	28,108,842

	Industrials — 7.8%
	Building Products — 1.0%
89,610	Fortune Brands Home & Security, Inc.	5,452,769

	Electrical Equipment — 2.4%
110,430	AMETEK, Inc.	5,972,054
45,550	Hubbell, Inc.	5,468,278
33,160	Regal Beloit Corp.	2,508,554

		13,948,886

	Industrial Conglomerates — 1.1%
56,800	Carlisle Cos., Inc.	6,044,088

	Machinery — 2.3%
67,530	IDEX Corp.	6,314,730
42,280	Snap-on, Inc.	7,131,368

		13,446,098

	Trading Companies & Distributors — 1.0%
55,740	MSC Industrial Direct Co., Inc., Class A	5,727,842

	Total Industrials	44,619,683

	Information Technology — 9.6%
	Communications Equipment — 0.9%
132,960	CommScope Holding Co., Inc. (a)	5,545,762

	Electronic Equipment, Instruments & Components — 4.6%
92,270	Amphenol Corp., Class A	6,566,856
97,550	Arrow Electronics, Inc. (a)	7,161,145
111,470	CDW Corp.	6,432,934
169,340	Keysight Technologies, Inc. (a)	6,119,948

		26,280,883

	Internet Software & Services — 0.4%
131,340	Match Group, Inc. (a)	2,144,782

	IT Services — 1.3%
79,310	Jack Henry & Associates, Inc.	7,383,761

	Semiconductors & Semiconductor Equipment — 1.0%
51,040	Analog Devices, Inc.	4,182,728
18,630	KLA-Tencor Corp.	1,771,154

		5,953,882

	Software — 1.4%
108,850	Synopsys, Inc. (a)	7,851,350

	Total Information Technology	55,160,420

	Materials — 4.4%
	Chemicals — 0.7%
12,920	Sherwin-Williams Co. (The)	4,007,655

	Containers & Packaging — 3.7%
100,940	Ball Corp.	7,495,805
89,940	Silgan Holdings, Inc.	5,338,838
154,680	WestRock Co.	8,048,000

		20,882,643

	Total Materials	24,890,298

	Real Estate — 10.1%
	Equity Real Estate Investment Trusts (REITs) — 9.6%
56,380	American Campus Communities, Inc.	2,683,124
108,280	American Homes 4 Rent, Class A	2,486,109
27,330	AvalonBay Communities, Inc.	5,017,788
38,470	Boston Properties, Inc.	5,093,813
186,700	Brixmor Property Group, Inc.	4,006,582
11,220	Essex Property Trust, Inc.	2,597,767
11,250	Federal Realty Investment Trust	1,501,875
99,120	GGP, Inc.	2,297,602
37,200	HCP, Inc.	1,163,616
212,300	Kimco Realty Corp.	4,689,707
146,027	Outfront Media, Inc.	3,877,017
68,756	Park Hotels & Resorts, Inc.	1,764,966
129,135	Rayonier, Inc.	3,659,686
41,100	Regency Centers Corp.	2,728,629
57,184	Vornado Realty Trust	5,736,127
115,650	Weyerhaeuser Co.	3,929,787
26,870	WP Carey, Inc.	1,671,851

		54,906,046

	Real Estate Management & Development — 0.5%
84,370	CBRE Group, Inc., Class A (a)	2,935,232

	Total Real Estate	57,841,278

	Utilities — 8.7%
	Electric Utilities — 3.2%
102,180	Edison International	8,134,550
26,110	Westar Energy, Inc.	1,416,990
193,550	Xcel Energy, Inc.	8,603,297

		18,154,837

	Gas Utilities — 1.0%
96,190	National Fuel Gas Co.	5,734,848

	Multi-Utilities — 4.5%
93,740	CenterPoint Energy, Inc.	2,584,412
182,410	CMS Energy Corp.	8,161,023
67,010	Sempra Energy	7,404,605

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
125,380	WEC Energy Group, Inc.	7,601,789

		25,751,829

	Total Utilities	49,641,514

	Total Common Stocks (Cost $374,444,204)	549,838,148

Short-Term Investment — 3.8%
	Investment Company — 3.8%
21,788,735	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $21,788,735)	21,788,735

	Total Investments — 99.9% (Cost $396,232,939)	571,626,883
	Other Assets in Excess of Liabilities — 0.1%	683,744

	NET ASSETS — 100.0%	$572,310,627

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,971,716
Aggregate gross unrealized depreciation	(10,577,772)

Net unrealized appreciation/depreciation	$175,393,944

Federal income tax cost of investments	$396,232,939

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$571,626,883	$—	$—	$571,626,883

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Consumer Discretionary — 9.1%
	Auto Components — 1.6%
49,900	American Axle & Manufacturing Holdings, Inc. (a)	937,122
14,700	Cooper-Standard Holdings, Inc. (a)	1,630,671
7,700	Dana, Inc.	148,687
1,700	Stoneridge, Inc. (a)	30,838
4,400	Tower International, Inc.	119,240

		2,866,558

	Diversified Consumer Services — 0.3%
1,500	Capella Education Co.	127,538
18,200	K12, Inc. (a)	348,530

		476,068

	Hotels, Restaurants & Leisure — 1.4%
82,500	Bloomin’ Brands, Inc.	1,627,725
6,300	DineEquity, Inc.	342,846
400	Jack in the Box, Inc.	40,688
17,400	Ruth’s Hospitality Group, Inc.	348,870

		2,360,129

	Household Durables — 1.9%
12,000	Helen of Troy Ltd. (a)	1,130,400
17,300	Libbey, Inc.	252,234
15,800	Lifetime Brands, Inc.	317,580
1,600	NACCO Industries, Inc., Class A	111,680
71,400	Taylor Morrison Home Corp., Class A (a)	1,522,248

		3,334,142

	Internet & Direct Marketing Retail — 0.1%
10,500	Liberty TripAdvisor Holdings, Inc., Class A (a)	148,050

	Leisure Products — 0.1%
7,400	Acushnet Holdings Corp. (a)	127,872

	Media — 0.6%
6,400	Gray Television, Inc. (a)	92,800
2,700	Nexstar Media Group, Inc.	189,405
19,500	Sinclair Broadcast Group, Inc., Class A	789,750
4,900	Townsquare Media, Inc., Class A (a)	59,682

		1,131,637

	Specialty Retail — 2.8%
23,600	Caleres, Inc.	623,512
15,500	Cato Corp. (The), Class A	340,380
13,600	Children’s Place, Inc. (The)	1,632,680
15,800	Express, Inc. (a)	143,938
3,500	Group 1 Automotive, Inc.	259,280
371,945	Office Depot, Inc.	1,735,123
12,300	Pier 1 Imports, Inc.	88,068
1,700	Tailored Brands, Inc.	25,398

		4,848,379

	Textiles, Apparel & Luxury Goods — 0.3%
11,600	Movado Group, Inc.	289,420
7,900	Perry Ellis International, Inc. (a)	169,692

		459,112

	Total Consumer Discretionary	15,751,947

	Consumer Staples — 2.6%
	Food & Staples Retailing — 0.9%
32,680	SpartanNash Co.	1,143,473
33,100	SUPERVALU, Inc. (a)	127,766
9,300	US Foods Holding Corp. (a)	260,214

		1,531,453

	Food Products — 1.3%
29,700	Dean Foods Co.	583,902
23,900	Pilgrim’s Pride Corp.	537,870
3,300	Pinnacle Foods, Inc.	190,971
5,100	Post Holdings, Inc. (a)	446,352
2,800	Sanderson Farms, Inc.	290,752
2,000	TreeHouse Foods, Inc. (a)	169,320

		2,219,167

	Household Products — 0.4%
20,800	Central Garden & Pet Co., Class A (a)	722,176

	Personal Products — 0.0% (g)
1,400	USANA Health Sciences, Inc. (a)	80,640

	Total Consumer Staples	4,553,436

	Energy — 3.1%
	Energy Equipment & Services — 1.1%
26,800	Archrock, Inc.	332,320
21,900	Exterran Corp. (a)	688,755
11,600	Matrix Service Co. (a)	191,400
5,600	PHI, Inc. (Non-Voting) (a)	67,088
2,500	Pioneer Energy Services Corp. (a)	10,000
30,700	RigNet, Inc. (a)	658,515

		1,948,078

	Oil, Gas & Consumable Fuels — 2.0%
178,000	Abraxas Petroleum Corp. (a)	359,560
6,600	Callon Petroleum Co. (a)	86,856
5,200	Carrizo Oil & Gas, Inc. (a)	149,032
2,600	Clayton Williams Energy, Inc. (a)	343,408
44,400	Delek US Holdings, Inc.	1,077,588
96,200	Denbury Resources, Inc. (a)	248,196
60,900	EP Energy Corp., Class A (a)	289,275
6,900	Green Plains, Inc.	170,775
24,200	Pacific Ethanol, Inc. (a)	165,770
500	REX American Resources Corp. (a)	45,245

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
1,200	SemGroup Corp., Class A	43,200
22,400	Westmoreland Coal Co. (a)	325,248
2,500	World Fuel Services Corp.	90,625

		3,394,778

	Total Energy	5,342,856

	Financials — 18.2%
	Banks — 11.8%
6,800	Cathay General Bancorp	256,224
1,464	Community Trust Bancorp, Inc.	66,978
2,800	CU Bancorp (a)	111,020
3,280	Customers Bancorp, Inc. (a)	103,418
33,255	East West Bancorp, Inc.	1,716,291
1,500	Enterprise Financial Services Corp.	63,600
27,344	Fidelity Southern Corp.	611,959
15,900	Financial Institutions, Inc.	523,905
139,100	First BanCorp, (Puerto Rico) (a)	785,915
4,200	First Business Financial Services, Inc.	109,032
4,900	First Community Bancshares, Inc.	122,353
4,300	First Financial Bancorp	118,035
6,500	First Hawaiian, Inc.	194,480
34,900	First Merchants Corp.	1,372,268
43,600	Fulton Financial Corp.	778,260
32,700	Hancock Holding Co.	1,489,485
28,725	Hanmi Financial Corp.	883,294
13,300	Heritage Financial Corp.	329,175
11,700	Hilltop Holdings, Inc.	321,399
51,592	Hope Bancorp, Inc.	989,019
127,400	Huntington Bancshares, Inc.	1,705,886
5,175	IBERIABANK Corp.	409,342
3,600	MainSource Financial Group, Inc.	118,548
2,571	NBT Bancorp, Inc.	95,307
21,200	PacWest Bancorp	1,129,112
36,500	Popular, Inc., (Puerto Rico)	1,486,645
9,000	Preferred Bank	482,940
1,760	Premier Financial Bancorp, Inc.	37,013
4,500	PrivateBancorp, Inc.	267,165
3,000	Shore Bancshares, Inc.	50,130
2,350	Sierra Bancorp	64,460
3,500	Southern National Bancorp of Virginia, Inc.	59,255
1,700	Stonegate Bank	80,053
1,400	SVB Financial Group (a)	260,526
89,300	TCF Financial Corp.	1,519,886
1,777	Towne Bank	57,575
13,200	TriCo Bancshares	468,996
12,800	TriState Capital Holdings, Inc. (a)	298,880
5,200	Triumph Bancorp, Inc. (a)	134,160
17,900	Zions Bancorp	751,800

		20,423,789

	Capital Markets — 1.2%
56,900	BGC Partners, Inc., Class A	646,384
2,600	Evercore Partners, Inc., Class A	202,540
14,300	Houlihan Lokey, Inc.	492,635
12,300	INTL. FCStone, Inc. (a)	466,908
2,500	Piper Jaffray Cos.	159,625
1,300	Stifel Financial Corp. (a)	65,247

		2,033,339

	Consumer Finance — 1.0%
30,100	EZCORP, Inc., Class A (a)	245,315
29,620	FirstCash, Inc.	1,455,823

		1,701,138

	Diversified Financial Services — 0.1%
10,200	FNFV Group (a)	135,150
2,300	Marlin Business Services Corp.	59,225

		194,375

	Insurance — 2.6%
42,100	American Equity Investment Life Holding Co.	994,823
6,425	Aspen Insurance Holdings Ltd., (Bermuda)	334,421
48,700	CNO Financial Group, Inc.	998,350
9,700	First American Financial Corp.	381,016
5,300	HCI Group, Inc.	241,574
1,500	Horace Mann Educators Corp.	61,575
6,700	Kinsale Capital Group, Inc.	214,668
4,300	Maiden Holdings Ltd.	60,200
3,000	National General Holdings Corp.	71,280
3,100	Selective Insurance Group, Inc.	146,165
13,600	Stewart Information Services Corp.	600,848
3,500	United Fire Group, Inc.	149,695
12,500	Universal Insurance Holdings, Inc.	306,250

		4,560,865

	Mortgage Real Estate Investment Trusts (REITs) — 0.5%
7,800	Capstead Mortgage Corp.	82,212
51,700	Redwood Trust, Inc.	858,737

		940,949

	Thrifts & Mortgage Finance — 1.0%
6,000	Dime Community Bancshares, Inc.	121,800
8,400	HomeStreet, Inc. (a)	234,780
6,300	Meta Financial Group, Inc.	557,550
9,900	OceanFirst Financial Corp.	278,932
7,500	PennyMac Financial Services, Inc., Class A (a)	127,875

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — continued
7,500	Walker & Dunlop, Inc. (a)	312,675
1,500	Washington Federal, Inc.	49,650

		1,683,262

	Total Financials	31,537,717

	Health Care — 13.4%
	Biotechnology — 5.1%
6,100	Acceleron Pharma, Inc. (a)	161,467
49,000	Achillion Pharmaceuticals, Inc. (a)	206,290
8,100	Acorda Therapeutics, Inc. (a)	170,100
4,000	Adamas Pharmaceuticals, Inc. (a)	70,000
7,500	Aduro Biotech, Inc. (a)	80,625
900	Adverum Biotechnologies, Inc. (a)	2,430
1,300	Agios Pharmaceuticals, Inc. (a)	75,920
3,100	AMAG Pharmaceuticals, Inc. (a)	69,905
58,600	Amicus Therapeutics, Inc. (a)	417,818
6,100	AnaptysBio, Inc. (a)	169,275
8,000	Audentes Therapeutics, Inc. (a)	136,320
5,500	Bellicum Pharmaceuticals, Inc. (a)	67,870
5,600	Bluebird Bio, Inc. (a)	509,040
9,900	Blueprint Medicines Corp. (a)	395,901
14,400	Cara Therapeutics, Inc. (a)	264,816
31,700	Celldex Therapeutics, Inc. (a)	114,437
6,200	Clovis Oncology, Inc. (a)	394,754
5,500	Coherus Biosciences, Inc. (a)	116,325
7,000	Corvus Pharmaceuticals, Inc. (a)	145,390
10,900	Dynavax Technologies Corp. (a)	64,855
16,400	Epizyme, Inc. (a)	281,260
6,400	Esperion Therapeutics, Inc. (a)	225,984
21,600	Exelixis, Inc. (a)	468,072
5,600	FibroGen, Inc. (a)	138,040
500	Five Prime Therapeutics, Inc. (a)	18,075
5,900	Global Blood Therapeutics, Inc. (a)	217,415
3,900	Immune Design Corp. (a)	26,520
14,400	Insmed, Inc. (a)	252,144
4,600	Jounce Therapeutics, Inc. (a)	101,154
15,400	Karyopharm Therapeutics, Inc. (a)	197,736
800	Loxo Oncology, Inc. (a)	33,664
6,400	MacroGenics, Inc. (a)	119,040
6,200	Momenta Pharmaceuticals, Inc. (a)	82,770
7,100	Neurocrine Biosciences, Inc. (a)	307,430
5,500	Ophthotech Corp. (a)	20,130
4,000	Puma Biotechnology, Inc. (a)	148,800
10,200	Ra Pharmaceuticals, Inc. (a)	217,158
2,300	Radius Health, Inc. (a)	88,895
2,700	Sage Therapeutics, Inc. (a)	191,889
10,300	Sarepta Therapeutics, Inc. (a)	304,880
12,246	Selecta Biosciences, Inc. (a)	175,363
2,300	Seres Therapeutics, Inc. (a)	25,921
3,800	Spark Therapeutics, Inc. (a)	202,692
44,200	Synergy Pharmaceuticals, Inc. (a)	205,972
11,100	Syros Pharmaceuticals, Inc. (a)	176,823
1,400	TESARO, Inc. (a)	215,418
4,100	Ultragenyx Pharmaceutical, Inc. (a)	277,898
8,000	Vanda Pharmaceuticals, Inc. (a)	112,000
7,700	Voyager Therapeutics, Inc. (a)	101,948
9,400	Xencor, Inc. (a)	224,848

		8,793,477

	Health Care Equipment & Supplies — 3.1%
17,200	AngioDynamics, Inc. (a)	298,420
15,300	Cutera, Inc. (a)	316,710
13,200	Inogen, Inc. (a)	1,023,792
21,700	Masimo Corp. (a)	2,023,742
138,000	OraSure Technologies, Inc. (a)	1,784,340

		5,447,004

	Health Care Providers & Services — 3.2%
13,100	Addus HomeCare Corp. (a)	419,200
15,800	AMN Healthcare Services, Inc. (a)	641,480
81,000	Cross Country Healthcare, Inc. (a)	1,163,160
1,913	Envision Healthcare Corp. (a)	117,305
15,400	Genesis Healthcare, Inc. (a)	40,656
23,800	Kindred Healthcare, Inc.	198,730
3,300	Magellan Health, Inc. (a)	227,865
18,100	Molina Healthcare, Inc. (a)	825,360
21,000	Owens & Minor, Inc.	726,600
12,000	PharMerica Corp. (a)	280,800
11,100	RadNet, Inc. (a)	65,490
20,800	Surgery Partners, Inc. (a)	405,600
3,100	WellCare Health Plans, Inc. (a)	434,651

		5,546,897

	Health Care Technology — 0.3%
28,700	HMS Holdings Corp. (a)	583,471

	Life Sciences Tools & Services — 0.5%
2,900	Cambrex Corp. (a)	159,645
10,300	INC Research Holdings, Inc., Class A (a)	472,255
2,200	PRA Health Sciences, Inc. (a)	143,506

		775,406

	Pharmaceuticals — 1.2%
6,700	Amphastar Pharmaceuticals, Inc. (a)	97,150
5,100	Cempra, Inc. (a)	19,125
4,500	Flex Pharma, Inc. (a)	19,800
21,900	Horizon Pharma plc (a)	323,682

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
18,600	Lipocine, Inc. (a)	72,540
5,200	Medicines Co. (The) (a)	254,280
12,200	Nektar Therapeutics (a)	286,334
34,300	Ocular Therapeutix, Inc. (a)	318,304
5,900	Pacira Pharmaceuticals, Inc. (a)	269,040
5,612	Reata Pharmaceuticals, Inc., Class A (a)	127,112
7,300	Revance Therapeutics, Inc. (a)	151,840
3,900	Theravance Biopharma, Inc., (Cayman Islands) (a)	143,598

		2,082,805

	Total Health Care	23,229,060

	Industrials — 19.4%
	Aerospace & Defense — 1.3%
14,000	AAR Corp.	470,820
11,100	Engility Holdings, Inc. (a)	321,234
4,900	HEICO Corp., Class A	367,500
2,700	Moog, Inc., Class A (a)	181,845
41,000	Vectrus, Inc. (a)	916,350

		2,257,749

	Air Freight & Logistics — 0.3%
5,900	Atlas Air Worldwide Holdings, Inc. (a)	327,155
3,200	Park-Ohio Holdings Corp.	115,040

		442,195

	Airlines — 1.3%
8,600	Hawaiian Holdings, Inc. (a)	399,470
51,500	SkyWest, Inc.	1,763,875

		2,163,345

	Building Products — 0.8%
2,200	American Woodmark Corp. (a)	201,960
6,800	JELD-WEN Holding, Inc. (a)	223,380
10,400	Universal Forest Products, Inc.	1,024,816

		1,450,156

	Commercial Services & Supplies — 3.5%
12,000	ABM Industries, Inc.	523,200
124,200	ACCO Brands Corp. (a)	1,633,230
15,300	CECO Environmental Corp.	160,803
22,500	Essendant, Inc.	340,875
2,200	Herman Miller, Inc.	69,410
14,000	Interface, Inc.	266,700
10,300	Kimball International, Inc., Class B	169,950
4,400	Knoll, Inc.	104,764
48,300	Quad/Graphics, Inc.	1,219,092
25,700	Steelcase, Inc., Class A	430,475
3,300	Viad Corp.	149,160
1,400	VSE Corp.	57,120
37,900	West Corp.	925,518

		6,050,297

	Construction & Engineering — 1.4%
12,575	EMCOR Group, Inc.	791,596
28,400	HC2 Holdings, Inc. (a)	176,080
27,600	MasTec, Inc. (a)	1,105,380
4,500	Orion Group Holdings, Inc. (a)	33,615
11,118	Tutor Perini Corp. (a)	353,553

		2,460,224

	Electrical Equipment — 1.4%
5,100	EnerSys	402,594
86,800	General Cable Corp.	1,558,060
6,600	Powell Industries, Inc.	227,304
2,900	Regal Beloit Corp.	219,385

		2,407,343

	Machinery — 3.8%
4,800	Barnes Group, Inc.	246,432
16,500	Columbus McKinnon Corp.	409,530
13,500	Federal Signal Corp.	186,435
45,700	Global Brass & Copper Holdings, Inc.	1,572,080
4,500	Greenbrier Cos., Inc. (The)	193,950
1,700	Hurco Cos., Inc.	52,870
3,300	Hyster-Yale Materials Handling, Inc.	186,087
6,400	Kadant, Inc.	379,840
2,700	Kennametal, Inc.	105,921
90,200	Meritor, Inc. (a)	1,545,126
1,100	Standex International Corp.	110,165
8,200	TriMas Corp. (a)	170,150
71,400	Wabash National Corp.	1,477,266

		6,635,852

	Professional Services — 3.6%
52,800	Acacia Research Corp. (a)	303,600
25,900	Barrett Business Services, Inc.	1,414,658
4,100	CRA International, Inc.	144,853
12,000	ICF International, Inc. (a)	495,600
15,400	Insperity, Inc.	1,365,210
1,600	Kelly Services, Inc., Class A	34,976
24,500	TriNet Group, Inc. (a)	708,050
50,400	TrueBlue, Inc. (a)	1,378,440
6,400	WageWorks, Inc. (a)	462,720

		6,308,107

	Road & Rail — 1.1%
57,400	ArcBest Corp.	1,492,400
2,100	Universal Logistics Holdings, Inc.	30,135
27,600	YRC Worldwide, Inc. (a)	303,876

		1,826,411

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — 0.9%
7,200	Applied Industrial Technologies, Inc.	445,320
3,000	GMS, Inc. (a)	105,120
54,800	MRC Global, Inc. (a)	1,004,484

		1,554,924

	Total Industrials	33,556,603

	Information Technology — 17.1%
	Communications Equipment — 1.4%
600	Bel Fuse, Inc., Class B	15,330
13,000	Ciena Corp. (a)	306,930
234,900	Extreme Networks, Inc. (a)	1,764,099
7,500	KVH Industries, Inc. (a)	63,000
23,400	Oclaro, Inc. (a)	229,788

		2,379,147

	Electronic Equipment, Instruments & Components — 3.7%
1,200	Anixter International, Inc. (a)	95,160
29,200	Benchmark Electronics, Inc. (a)	928,560
25,700	Insight Enterprises, Inc. (a)	1,056,013
24,525	Kimball Electronics, Inc. (a)	415,699
2,100	Littelfuse, Inc.	335,811
7,200	Methode Electronics, Inc.	328,320
7,200	Plexus Corp. (a)	416,160
49,800	Sanmina Corp. (a)	2,021,880
8,000	Tech Data Corp. (a)	751,200

		6,348,803

	Internet Software & Services — 1.5%
5,700	Alteryx, Inc., Class A (a)	89,091
19,700	Bankrate, Inc. (a)	190,105
7,700	Cornerstone OnDemand, Inc. (a)	299,453
9,100	Coupa Software, Inc. (a)	231,140
15,400	Five9, Inc. (a)	253,484
82,300	Limelight Networks, Inc. (a)	212,334
8,400	MuleSoft, Inc., Class A (a)	204,372
131,600	RetailMeNot, Inc. (a)	1,065,960

		2,545,939

	IT Services — 2.5%
1,500	Blackhawk Network Holdings, Inc. (a)	60,900
9,500	Euronet Worldwide, Inc. (a)	812,440
2,000	EVERTEC, Inc., (Puerto Rico)	31,800
7,600	ExlService Holdings, Inc. (a)	359,936
18,000	Planet Payment, Inc. (a)	71,640
4,800	Science Applications International Corp.	357,120
12,100	Sykes Enterprises, Inc. (a)	355,740
95,200	Travelport Worldwide Ltd.	1,120,504
85,800	Unisys Corp. (a)	1,196,910

		4,366,990

	Semiconductors & Semiconductor Equipment — 4.5%
2,400	Advanced Energy Industries, Inc. (a)	164,544
92,100	Advanced Micro Devices, Inc. (a)	1,340,055
25,050	Alpha & Omega Semiconductor Ltd. (a)	430,609
14,800	Cirrus Logic, Inc. (a)	898,212
25,600	Cohu, Inc.	472,576
84,415	Cypress Semiconductor Corp.	1,161,550
90,636	IXYS Corp.	1,318,754
4,000	Nanometrics, Inc. (a)	121,840
5,800	Rudolph Technologies, Inc. (a)	129,920
47,900	Sigma Designs, Inc. (a)	299,375
68,800	Ultra Clean Holdings, Inc. (a)	1,160,656
44,100	Xcerra Corp. (a)	392,049

		7,890,140

	Software — 3.5%
1,600	Blackline, Inc. (a)	47,616
12,900	CommVault Systems, Inc. (a)	655,320
3,000	MicroStrategy, Inc., Class A (a)	563,400
1,140	PTC, Inc. (a)	59,907
2,200	QAD, Inc., Class A	61,270
2,600	Qualys, Inc. (a)	98,540
5,200	RealPage, Inc. (a)	181,480
25,900	RingCentral, Inc., Class A (a)	732,970
32,800	Take-Two Interactive Software, Inc. (a)	1,944,056
89,700	TiVo Corp.	1,681,875

		6,026,434

	Total Information Technology	29,557,453

	Materials — 4.2%
	Chemicals — 2.5%
7,700	Chemours Co. (The)	296,450
15,500	FutureFuel Corp.	219,790
15,300	Innophos Holdings, Inc.	825,741
1,100	Innospec, Inc.	71,225
10,900	Minerals Technologies, Inc.	834,940
12,200	OMNOVA Solutions, Inc. (a)	120,780
27,700	Trinseo SA	1,858,670

		4,227,596

	Containers & Packaging — 0.4%
10,259	Berry Plastics Group, Inc. (a)	498,279
19,000	Graphic Packaging Holding Co.	244,530

		742,809

	Metals & Mining — 0.7%
102,400	AK Steel Holding Corp. (a)	736,256
27,100	Cliffs Natural Resources, Inc. (a)	222,491
4,900	Commercial Metals Co.	93,737
3,700	Ryerson Holding Corp. (a)	46,620

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — continued
3,700	Worthington Industries, Inc.	166,833

		1,265,937

	Paper & Forest Products — 0.6%
11,500	Boise Cascade Co. (a)	307,050
16,800	Schweitzer-Mauduit International, Inc.	695,856

		1,002,906

	Total Materials	7,239,248

	Real Estate — 7.5%
	Equity Real Estate Investment Trusts (REITs) — 7.4%
10,300	American Assets Trust, Inc.	430,952
3,883	American Campus Communities, Inc.	184,792
8,200	Armada Hoffler Properties, Inc.	113,898
127,100	Ashford Hospitality Trust, Inc.	809,627
13,800	Bluerock Residential Growth REIT, Inc.	169,878
7,800	Chatham Lodging Trust	154,050
6,900	Chesapeake Lodging Trust	165,324
7,500	CoreSite Realty Corp.	675,375
24,138	Cousins Properties, Inc.	199,621
6,300	CubeSmart	163,548
2,100	CyrusOne, Inc.	108,087
7,243	DCT Industrial Trust, Inc.	348,533
8,200	DDR Corp.	102,746
14,000	DiamondRock Hospitality Co.	156,100
7,800	DuPont Fabros Technology, Inc.	386,802
4,600	Easterly Government Properties, Inc.	91,034
6,833	Education Realty Trust, Inc.	279,128
3,400	EPR Properties	250,342
37,100	First Industrial Realty Trust, Inc.	987,973
2,600	Franklin Street Properties Corp.	31,564
40,300	GEO Group, Inc. (The)	1,868,711
4,600	Government Properties Income Trust	96,278
6,300	Highwoods Properties, Inc.	309,519
4,900	Hudson Pacific Properties, Inc.	169,736
7,100	InfraREIT, Inc.	127,800
6,100	New Senior Investment Group, Inc.	62,220
17,940	NexPoint Residential Trust, Inc.	433,431
3,042	Parkway, Inc.	60,506
1,575	PS Business Parks, Inc.	180,747
2,400	Ramco-Gershenson Properties Trust	33,648
33,600	Retail Opportunity Investments Corp.	706,608
19,100	Rexford Industrial Realty, Inc.	430,132
18,200	RLJ Lodging Trust	427,882
19,900	Silver Bay Realty Trust Corp.	427,253
41,700	Summit Hotel Properties, Inc.	666,366
2,200	Sun Communities, Inc.	176,726
32,525	Sunstone Hotel Investors, Inc.	498,608
19,400	Xenia Hotels & Resorts, Inc.	331,158

		12,816,703

	Real Estate Management & Development — 0.1%
12,325	Forestar Group, Inc. (a)	168,236

	Total Real Estate	12,984,939

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,300	IDT Corp., Class B	80,136

	Utilities — 3.2%
	Electric Utilities — 2.0%
1,325	El Paso Electric Co.	66,912
5,600	IDACORP, Inc.	464,576
2,850	MGE Energy, Inc.	185,250
31,875	Portland General Electric Co.	1,415,888
36,500	Spark Energy, Inc., Class A	1,166,175
1,900	Westar Energy, Inc.	103,113

		3,401,914

	Gas Utilities — 0.8%
11,600	New Jersey Resources Corp.	459,360
8,200	Southwest Gas Holdings, Inc.	679,862
4,100	WGL Holdings, Inc.	338,373

		1,477,595

	Independent Power & Renewable Electricity Producers — 0.3%
11,600	Atlantic Power Corp. (a)	30,740
9,400	Ormat Technologies, Inc.	536,552

		567,292

	Water Utilities — 0.1%
1,700	American States Water Co.	75,310
2,000	Consolidated Water Co. Ltd., (Cayman Islands)	23,300

		98,610

	Total Utilities	5,545,411

	Total Common Stocks (Cost 131,122,559)	169,378,806

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
355	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.1%
	Investment Company — 2.1%
3,720,932	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $3,720,932)	3,720,932

	Total Investments — 100.0% (Cost 134,843,491)	173,099,738
	Other Assets in Excess of Liabilities — 0.0% (g)	70,441

	NET ASSETS — 100.0%	$173,170,179

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
48	Mini Russell 2000 Index	06/16/17	USD	$3,322,560	$50,990

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,434,108
Aggregate gross unrealized depreciation	(5,177,861)
Net unrealized appreciation/depreciation	$38,256,247

Federal income tax cost of investments	$134,843,491

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$173,099,738	$—	$—	(b)	$173,099,738

Appreciation in Other Financial Instruments
Futures Contracts	$50,990	$—	$—		$50,990

(a)	All portfolio holdings designated in level 1 and level 3 are disclosed individually in the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2017.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Consumer Discretionary — 15.6%
	Auto Components — 0.6%
7,472	Delphi Automotive plc	601,421

	Automobiles — 1.0%
28,378	General Motors Co.	1,003,446

	Hotels, Restaurants & Leisure — 1.4%
1,182	Hilton Worldwide Holdings, Inc.	69,100
6,169	Royal Caribbean Cruises Ltd.	605,241
14,470	Starbucks Corp.	844,903

		1,519,244

	Household Durables — 0.4%
4,503	DR Horton, Inc.	149,995
2,892	PulteGroup, Inc.	68,107
6,805	Toll Brothers, Inc. (a)	245,728

		463,830

	Internet & Direct Marketing Retail — 2.2%
2,582	Amazon.com, Inc. (a)	2,289,046

	Media — 6.0%
3,273	Charter Communications, Inc. (a)	1,071,318
35,671	Comcast Corp., Class A	1,340,873
8,982	DISH Network Corp., Class A (a)	570,267
1,757	Time Warner, Inc.	171,677
13,651	Twenty-First Century Fox, Inc., Class A	442,156
7,775	Twenty-First Century Fox, Inc., Class B	247,090
1,700	Viacom, Inc., Class B	79,254
20,342	Walt Disney Co. (The)	2,306,579

		6,229,214

	Multiline Retail — 0.2%
8,434	Macy’s, Inc.	249,984

	Specialty Retail — 3.2%
4,338	Home Depot, Inc. (The)	636,948
17,288	Lowe’s Cos., Inc.	1,421,246
1,190	O’Reilly Automotive, Inc. (a)	321,110
12,221	TJX Cos., Inc. (The)	966,437

		3,345,741

	Textiles, Apparel & Luxury Goods — 0.6%
10,825	NIKE, Inc., Class B	603,277

	Total Consumer Discretionary	16,305,203

	Consumer Staples — 6.7%
	Beverages — 2.8%
2,336	Brown-Forman Corp., Class B	107,877
2,334	Constellation Brands, Inc., Class A	378,271
6,334	Molson Coors Brewing Co., Class B	606,227
16,698	PepsiCo, Inc.	1,867,838

		2,960,213

	Food & Staples Retailing — 1.3%
1,949	Costco Wholesale Corp.	326,828
5,182	Kroger Co. (The)	152,817
10,847	Walgreens Boots Alliance, Inc.	900,844

		1,380,489

	Food Products — 1.1%
1,821	Kraft Heinz Co. (The)	165,365
21,936	Mondelez International, Inc., Class A	945,003

		1,110,368

	Household Products — 0.3%
2,091	Kimberly-Clark Corp.	275,238

	Tobacco — 1.2%
11,160	Philip Morris International, Inc.	1,259,964

	Total Consumer Staples	6,986,272

	Energy — 6.8%
	Oil, Gas & Consumable Fuels — 6.8%
8,969	Anadarko Petroleum Corp.	556,078
14,222	Cabot Oil & Gas Corp.	340,048
5,182	Concho Resources, Inc. (a)	665,058
6,156	Diamondback Energy, Inc. (a)	638,470
15,365	EOG Resources, Inc.	1,498,856
10,389	EQT Corp.	634,768
17,676	Occidental Petroleum Corp.	1,119,951
7,324	Pioneer Natural Resources Co.	1,363,949
5,510	TransCanada Corp., (Canada)	254,286

	Total Energy	7,071,464

	Financials — 16.3%
	Banks — 6.9%
69,407	Bank of America Corp.	1,637,311
36,904	Citigroup, Inc.	2,207,597
2,896	East West Bancorp, Inc.	149,463
43,059	KeyCorp	765,589
4,637	SunTrust Banks, Inc.	256,426
827	SVB Financial Group (a)	153,896
33,321	Wells Fargo & Co.	1,854,647
4,327	Zions Bancorp	181,734

		7,206,663

	Capital Markets — 4.8%
3,191	Ameriprise Financial, Inc.	413,809
3,136	Bank of New York Mellon Corp. (The)	148,113
339	BlackRock, Inc.	130,010
16,383	Charles Schwab Corp. (The)	668,590
2,003	Goldman Sachs Group, Inc. (The)	460,129

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
22,756	Intercontinental Exchange, Inc.	1,362,402
41,907	Morgan Stanley	1,795,296

		4,978,349

	Consumer Finance — 0.6%
3,272	Capital One Financial Corp.	283,552
3,838	Discover Financial Services	262,481
3,998	Synchrony Financial	137,131

		683,164

	Diversified Financial Services — 0.2%
5,479	Voya Financial, Inc.	207,983

	Insurance — 3.8%
10,835	American International Group, Inc.	676,429
12,228	Arthur J Gallagher & Co.	691,371
12,003	Chubb Ltd.	1,635,409
8,118	Hartford Financial Services Group, Inc. (The)	390,232
1,250	Marsh & McLennan Cos., Inc.	92,363
10,084	MetLife, Inc.	532,637

		4,018,441

	Total Financials	17,094,600

	Health Care — 13.5%
	Biotechnology — 3.1%
2,866	Alexion Pharmaceuticals, Inc. (a)	347,474
3,278	Biogen, Inc. (a)	896,271
1,962	BioMarin Pharmaceutical, Inc. (a)	172,224
6,481	Celgene Corp. (a)	806,431
5,160	Gilead Sciences, Inc.	350,467
5,737	Vertex Pharmaceuticals, Inc. (a)	627,341

		3,200,208

	Health Care Equipment & Supplies — 1.1%
9,743	Abbott Laboratories	432,687
31,103	Boston Scientific Corp. (a)	773,531

		1,206,218

	Health Care Providers & Services — 3.2%
2,175	Aetna, Inc.	277,421
2,110	Humana, Inc.	434,956
16,122	UnitedHealth Group, Inc.	2,644,169

		3,356,546

	Life Sciences Tools & Services — 0.7%
8,768	Agilent Technologies, Inc.	463,564
1,781	Illumina, Inc. (a)	303,910

		767,474

	Pharmaceuticals — 5.4%
3,986	Allergan plc	952,335
16,973	Bristol-Myers Squibb Co.	922,992
13,365	Eli Lilly & Co.	1,124,130
6,807	Merck & Co., Inc.	432,517
64,343	Pfizer, Inc.	2,201,174

		5,633,148

	Total Health Care	14,163,594

	Industrials — 10.6%
	Aerospace & Defense — 1.3%
3,087	General Dynamics Corp.	577,886
1,541	L3 Technologies, Inc.	254,712
2,197	Northrop Grumman Corp.	522,535

		1,355,133

	Airlines — 1.6%
22,991	Delta Air Lines, Inc.	1,056,666
9,112	United Continental Holdings, Inc. (a)	643,672

		1,700,338

	Building Products — 1.1%
7,722	Allegion plc	584,556
16,861	Masco Corp.	573,105

		1,157,661

	Electrical Equipment — 0.1%
422	Acuity Brands, Inc.	86,088

	Industrial Conglomerates — 3.9%
59,578	General Electric Co.	1,775,425
18,236	Honeywell International, Inc.	2,277,129

		4,052,554

	Machinery — 1.6%
1,822	Deere & Co.	198,343
300	Ingersoll-Rand plc	24,396
2,728	PACCAR, Inc.	183,322
1,502	Snap-on, Inc.	253,342
7,314	Stanley Black & Decker, Inc.	971,811

		1,631,214

	Road & Rail — 1.0%
2,622	Canadian Pacific Railway Ltd., (Canada)	385,224
6,309	Union Pacific Corp.	668,249

		1,053,473

	Total Industrials	11,036,461

	Information Technology — 22.9%
	Electronic Equipment, Instruments & Components — 0.4%
6,086	TE Connectivity Ltd.	453,711

	Internet Software & Services — 5.2%
2,006	Alphabet, Inc., Class A (a)	1,700,687

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
2,764	Alphabet, Inc., Class C (a)	2,292,904
9,757	Facebook, Inc., Class A (a)	1,385,982

		5,379,573

	IT Services — 3.6%
8,160	Accenture plc, Class A	978,221
3,596	Fidelity National Information Services, Inc.	286,314
2,967	Mastercard, Inc., Class A	333,698
1,967	PayPal Holdings, Inc. (a)	84,620
20,391	Visa, Inc., Class A	1,812,148
2,638	WEX, Inc. (a)	273,033

		3,768,034

	Semiconductors & Semiconductor Equipment — 5.3%
11,801	Analog Devices, Inc.	967,092
871	ASML Holding NV, (Netherlands)	115,669
11,140	Broadcom Ltd.	2,439,215
1,630	Micron Technology, Inc. (a)	47,107
2,782	NVIDIA Corp.	303,043
353	ON Semiconductor Corp. (a)	5,468
4,932	QUALCOMM, Inc.	282,801
17,636	Texas Instruments, Inc.	1,420,756

		5,581,151

	Software — 4.9%
9,083	Adobe Systems, Inc. (a)	1,181,971
52,701	Microsoft Corp.	3,470,888
1,985	Mobileye NV (a)	121,879
4,372	Snap, Inc., Class A (a)	98,501
2,772	Workday, Inc., Class A (a)	230,852

		5,104,091

	Technology Hardware, Storage & Peripherals — 3.5%
24,497	Apple, Inc.	3,519,239
5,472	HP, Inc.	97,839

		3,617,078

	Total Information Technology	23,903,638

	Materials — 3.2%
	Chemicals — 2.2%
2,693	Celanese Corp., Series A	241,966
3,287	Dow Chemical Co. (The)	208,856
4,835	Eastman Chemical Co.	390,668
14,109	EI du Pont de Nemours & Co.	1,133,376
12,090	Mosaic Co. (The)	352,786

		2,327,652

	Construction Materials — 0.3%
200	Martin Marietta Materials, Inc.	43,650
2,038	Vulcan Materials Co.	245,538

		289,188

	Containers & Packaging — 0.5%
3,980	Crown Holdings, Inc. (a)	210,741
2,738	Sealed Air Corp.	119,322
4,300	WestRock Co.	223,729

		553,792

	Metals & Mining — 0.2%
3,403	Alcoa Corp.	117,063
2,435	United States Steel Corp.	82,328

		199,391

	Total Materials	3,370,023

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
2,031	AvalonBay Communities, Inc.	372,891
4,385	Kimco Realty Corp.	96,865
256	Public Storage	56,041
1,446	SBA Communications Corp. (a)	174,055

	Total Real Estate	699,852

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
27,092	AT&T, Inc.	1,125,673

	Wireless Telecommunication Services — 0.0% (g)
462	T-Mobile US, Inc. (a)	29,840

	Total Telecommunication Services	1,155,513

	Utilities — 1.9%
	Electric Utilities — 1.6%
4,072	Edison International	324,172
4,063	NextEra Energy, Inc.	521,567
8,378	PG&E Corp.	555,964
5,148	Xcel Energy, Inc.	228,829

		1,630,532

	Multi-Utilities — 0.3%
5,469	CMS Energy Corp.	244,683
4,436	NiSource, Inc.	105,532

		350,215

	Total Utilities	1,980,747
	Total Common Stocks (Cost 77,272,358)	103,767,367

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.9%
	Investment Company — 0.9%
951,857	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $951,857)	951,857

	Total Investments — 100.2% (Cost 78,224,215)	104,719,224
	Liabilities in Excess of Other Assets — (0.2)%	(185,582)

	NET ASSETS — 100.0%	$104,533,642

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MARCH 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500 Index	06/16/17	USD	$235,920	$116

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,153,014
Aggregate gross unrealized depreciation	(658,005)

Net unrealized appreciation/depreciation	$26,495,009

Federal income tax cost of investments	$78,224,215

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$104,719,224	$—	$—	$104,719,224

Appreciation in Other Financial Instruments
Futures Contracts	$116	$—	$—	$116

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2017